   As filed with the Securities and Exchange Commission on April 30, 2001

                                                       REGISTRATION NO. 33-47703
                                                                        811-6654

-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

-------------------------------------------------------------------------------


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

     PRE-EFFECTIVE AMENDMENT NO.                                             [ ]

     POST-EFFECTIVE AMENDMENT NO. 17                                         [X]


                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

AMENDMENT NO. 20


                        (CHECK APPROPRIATE BOX OR BOXES)

                            BNY HAMILTON FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

      3435 Stelzer Road                                       43219-3035
        Columbus, Ohio                                        (Zip Code)
(Address of Principal Executive Offices)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (614) 470-8000


                                                             Copy to:
             Nimish Bhatt                            John E. Baumgardner, Jr.
           3435 Stelzer Road                           Sullivan & Cromwell
       Columbus, Ohio 43219-3035                        125 Broad Street
(Name and Address of Agent for Service)              New York, New York 10004

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement. It is proposed that this filing will become effective (check appropriate box):

     /X /immediately upon filing pursuant to paragraph (b)
     / / on ________________ pursuant to paragraph (b)
     / / 60 days after filing pursuant to paragraph (a)(1)
     / / on (date) pursuant to paragraph (a)(1)

     / / 75 days after filing pursuant to paragraph (a)(2)

     / / on (date) pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

     /X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares under the Securities Act of 1933, pursuant to Rule 24f-2 of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 2000, was filed with the Commission on March 9, 2001.

Total Number of Pages

                           ----------
Exhibit Number on Page

                           ----------

                              CROSS REFERENCE SHEET
                          (as required by Rule 404 (c))

                                     PART A


Form N-1A
Item No.       Location in Prospectus                   (Caption)
--------       ----------------------                   ---------

Item 1.       Front and Back Cover Pages            Front Cover Page; Back
                                                    Cover Page

Item 2.       Risk/Return Summary:                  Past Performance;
              Investments, Risks and                Bar Chart; Fees and
              Performance Fees and                  Expenses

Item 3.       Risk/Return Summary: Fee              Fees and Expenses
                                                    Table

Item 4.       Investment Objectives,                Investment Objective;
              Investment Strategies, and            Management Strategy;
              Related Risks                         Main Investment Risks

Item 5.       Management's Discussion of            Past Performance;
              Fund Performance                      Bar Chart

Item 6.       Management, Organization and          Investment Advisor;
              Capital Structure                     Portfolio Managers

Item 7.       Shareholder Information               Daily NAV Calculation;
                                                    Opening an Account /
                                                    Purchasing Shares; Making
                                                    Exchanges / Redeeming
                                                    Shares; Dividends and Tax
                                                    Matters

Item 8.       Distribution Arrangements             Distribution (12b-1) Plan

Item 9.       Financial Highlights                  Financial Highlights
              Information

                              CROSS REFERENCE SHEET
                          (as required by Rule 404 (c))

                                     PART B


Form N-1A       Location in Statement
Item No.      of Additional Information                (Caption)
---------     -------------------------                ---------

Item 10.      Cover Page and Table of               Cover Page
              Contents

Item 11.      Fund History                          General

Item 12.      Description of the Fund               Investment Objective and
              Its Investments and Risks             Policies; Investment
                                                    Restrictions

Item 13.      Management of the Fund                Investment Advisor;
                                                    Administrator

Item 14.      Control Persons and                   Description of Shares
              Principal Holders of
              Securities

Item 15.      Investment Advisory and               Investment Advisor;
              Other Services                        Administrator;
                                                    Distributor;
                                                    Fund, Shareholder, and
                                                    Other Services

Item 16.      Brokerage Allocation and              Portfolio Transactions
              Other Practices                       and Brokerage Commissions

Item 17.      Capital Stock and Other               Net Asset Value;
              Securities                            Description of Shares

Item 18.      Purchase, Redemption and              Purchase of Shares;
              Pricing of Shares                     Redemption of Shares; Net
                                                    Asset Value

Item 19.      Taxation of the Fund                  Taxes

Item 20.      Underwriters                          Portfolio Transactions and
                                                    Brokerage Commissions

Item 21.      Calculation of Performance            Performance Data
              Data

Item 22.      Financial Statements                  Financial Statements

MONEY FUND

TREASURY MONEY FUND

HAMILTON SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.


                                ---------------
                                      BNY
                                      ---
                                    HAMILTON
                                ---------------

                                   PROSPECTUS

                                ---------------
                                 APRIL 30, 2001
                                ---------------



                                      BNY
                                    HAMILTON
                                     FUNDS

                          INVEST WITH A TRUSTED LEADER

 ABOUT THE FUNDS


                       4  BNY Hamilton Money Fund

                       8  BNY Hamilton Treasury Money Fund

 ACCOUNT POLICIES


                    12  Daily NAV Calculation

                    12  Distributions and Tax Considerations

                    14  Investment Advisor

                    14  Portfolio Manager




For More Information

Back Cover

AN INTRODUCTION TO BNY HAMILTON FUNDS

The BNY Hamilton Funds aim for high returns with consistent performance over many market cycles.


The BNY Hamilton Money Funds are designed for investors who seek stability of principal. They are a valuable component of most portfolios and well-suited for investing money that may be needed in the near future. The Funds take extra measures to provide for safety and liquidity, including:

 . avoiding investing in split-rated securities--securities that are rated higher by one rating agency than another

 . limiting the average dollar-weighted maturity of their portfolios to 60 days rather than the 90 days permitted.

 RISKS OF MUTUAL FUND INVESTING


Investments in mutual funds are not bank deposits, nor are they guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important to read all the disclosure information provided and to understand that you could lose money by investing in any of these Funds.

         BNY HAMILTON

         MONEY FUND


CUSIP Number:
Hamilton Shares 05561M101



INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing principally in high-quality money market instruments.

PORTFOLIO MANAGEMENT STRATEGY


The Fund seeks to maintain a stable $1 share price and invests exclusively in debt securities within the highest short-term credit rating categories and their unrated equivalents. The maximum allowable maturity for any individual holding is 397 days, and the Fund maintains an average dollar-weighted maturity of 90 days or less. The Fund may invest in debt securities that meet these criteria and are issued by U.S. and foreign issuers, including:

 . corporations

 . banks

 . governments

 . U.S. agencies, states, and municipalities

The Fund may also invest in money market securities issued by multinational organizations such as the World Bank.

The Fund's investments are diversified through broad exposure to fixed- and variable-rate securities across issuers and sectors. The Fund also invests in repurchase agreements, which are contracts to sell and buy back a given security at a specific time and price, to enhance yields.


BNY Hamilton Money Fund

MAIN INVESTMENT RISKS

The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price.

The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers. Any of the money market securities held by the Fund could be downgraded in credit rating below minimum standards or go into default.



An investment in the Fund is not a bank deposit and is not insured or guar-anteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is pos-sible to lose money by investing in the Fund.


--------------------------------------------------------------------------------

 Money Funds and the AAA/Aaa Rating



All money market funds that utilize amortized costs must comply with the SEC's Rule 2a-7, which covers diversifi-cation standards, credit quality restrictions, and maturity limits for individual securities and the portfolio as a whole.

In order to obtain the AAA/Aaa rating from Standard & Poor's and Moody's, money market funds observe additional, more conservative investment guidelines. First, the fund's weighted average maturity may not exceed 60 days. In addition
--

To obtain Standard & Poor's AAA:

 . Investments must have a minimum rating of A-1.

 . Fifty percent of the fund's assets must be invested in securities with the highest short-term credit rating-- A-1+.

To obtain Moody's Aaa rating:

 . Investments must have Moody's highest short-term credit rating--P-1.

-----------------------------------------------


                                                         BNY Hamilton Money Fund

PAST PERFORMANCE

The following chart demonstrates the risk of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance.

 Annual total returns (%) as of 12/31/00/1 /
                                    [CHART]



                                  93    3.03

                                  94    4.02

                                  95    5.84

                                  96    5.30

                                  97    5.47

                                  98    5.41

                                  99    5.03

                                  00    6.31

The table below presents the Fund's average annual returns over various periods.

 Average annual total returns (%) as of 12/31/00*


                                   Life
                   1 Year 5 Years of fund
-----------------------------------------

Hamilton Shares/1/   6.31    5.51    4.97



* Assumptions: All dividends and distributions reinvested.

FEES AND EXPENSES

The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out of pocket expenses.

 Fee table (% of average net assets)


                                Hamilton
                                 Shares
----------------------------------------

Shareholder Fees                  None

Annual Operating Expenses
----------------------------------------
Management fee                      0.10
Servicing fee                       None
Other expenses                      0.14

Total annual operating expenses     0.24


The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

 Expenses on a $10,000 investment* ($)


                1 Year 3 Years 5 Years 10 Years
-----------------------------------------------

Hamilton Shares     25      77     135      306


* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.

----------------------------------------------------------------------------
1 Hamilton Shares commenced operations on 8/7/92.

BNY Hamilton Money Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distri-butions). The information for the year ended December 31, 2000 has been audited by Ernst & Young LLP*, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.

 Year Ended December 31,                                  2000       1999       1998       1997     1996
---------------------------------------------------------------------------------------------------------

Per-Share Data ($)
---------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    1.00       1.00       1.00       1.00     1.00
                                                     ----------------------------------------------------
Income from investment operations:
  Net investment income                                  0.061      0.050      0.053      0.053    0.052
Less distributions:
  Dividends from net investment income                  (0.061)    (0.050)    (0.053)    (0.053)  (0.052)
                                                     ----------------------------------------------------
Net asset value at end of period                          1.00       1.00       1.00       1.00     1.00
                                                     ----------------------------------------------------
Total return                                              6.31       5.03       5.41       5.47     5.30

Ratios/Supplemental Data (%)
---------------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                3,372,680  1,725,341  1,439,525  1,063,579  609,424
Ratio of expenses to average net assets                   0.24       0.24       0.26       0.25     0.27
Ratio of net investment income to average net assets      6.19       4.92       5.25       5.34     5.17


* Ernst & Young LLP has audited the figures since 1999.
  KPMG LLP has audited the figures for 1997 and 1998.

  Deloitte & Touche LLP has audited the figures for 1996.

                                                         BNY Hamilton Money Fund

         TREASURY MONEY FUND


CUSIP Number:

Hamilton Shares 05561M705



INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing solely in short-term obligations of the U.S. Treasury and repurchase agreements fully collateralized by obligations of the U.S. Treasury.

MANAGEMENT STRATEGY

The Fund seeks to maintain a stable $1 share price and invests exclusively in securities backed by the full faith and credit of the U.S. government. These securities include:

 . Treasury bills

 . Treasury notes

 . Treasury bonds

 . repurchase agreements fully collateralized by U.S. Treasury obligations


The maximum allowable maturity for any individual security is 397 days, and the Fund maintains an average dollar-weighted maturity of 90 days or less.

In investing the Fund's assets, the portfolio manager seeks to take advantage of the dynamics of short-term interest rates by actively managing the Fund's average weighted maturity. The Fund may invest in repurchase agreements, which are con-tracts to sell and buy back a given security at a specific time and price, to enhance yields.


    BNY HAMILTON

BNY Hamilton Treasury Money Fund

MAIN INVESTMENT RISKS

The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price.


Since the Fund invests only in U.S. Treasury obligations and repurchase agreements based on them, its yield may lag other money market funds that invest in higher-yielding securities with some credit risk. The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers.


An investment in the Fund is not a bank deposit and is not insured or guar-anteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is pos-sible to lose money by investing in the Fund.


--------------------------------------------------------------------------------

 Money Funds and the AAA/Aaa Rating

All money market funds that utilize amortized costs must comply with the SEC's Rule 2a-7, which covers diversification standards, credit quality restrictions, and maturity limits for individual securities and the portfolio as a whole.

In order to obtain the AAA/Aaa rating from Standard & Poor's and Moody's, money market funds observe additional, more conservative investment guidelines. U.S. Treasury obligations automatically meet the most stringent credit quality requirements. In addition, the fund's weighted average maturity may not exceed 60 days.

-----------------------------------------------

                                                BNY Hamilton Treasury Money Fund

PAST PERFORMANCE

The following chart demonstrates the risk of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance.

 Annual total returns (%) as of 12/31/00/1/

                                    [CHART]



                                  98    5.25

                                  99    4.79

                                  00    6.09

The table below presents the Fund's average annual returns over various periods.

 Average annual total returns (%) as of 12/31/00*


                                                  Life
                                          1 Year of fund
                       ---------------------------------

                       Hamilton Shares/1/   6.09    5.38


* Assumptions: All dividends and distributions reinvested.


FEES AND EXPENSES

The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out of pocket expenses.

 Fee table (% of average net assets)



                                                    Hamilton
                                                     Shares
                    ----------------------------------------
                    Shareholder Fees                    None

                    Annual Operating Expenses
                    ----------------------------------------
                    Management fee                      0.10
                    Servicing fee                       None
                    Other expenses                      0.16

                    Total annual operating expenses     0.26


The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

 Expenses on a $10,000 investment* ($)


                                1 Year 3 Years 5 Years 10 Years
                -----------------------------------------------
                Hamilton Shares     27      84     146      331

* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.

----------------------------------------------------------------------------
1 Hamilton Shares commenced operations on 4/1/97.

BNY Hamilton Treasury Money Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distri-butions). The information for the year ended December 31, 2000 has been audited by Ernst & Young LLP*, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.

Year Ended December 31,                                                 2000     1999     1998     1997/1/

------------------------------------------------------------------------------------------------------------

Per-Share Data ($)
Net asset value at beginning of period                                    1.00     1.00     1.00       1.00
                                                                       -------------------------------------
Income from investment operations:
  Net investment income                                                  0.059    0.047    0.051      0.040
Less distributions:
  Dividends from net investment income                                  (0.059)  (0.047)  (0.051)    (0.040)
                                                                       -------------------------------------
Net asset value at end of period                                          1.00     1.00     1.00       1.00
                                                                       -------------------------------------
Total return (%)                                                          6.09     4.79     5.25     4.02/2/

Ratios/Supplemental Data (%)
Net assets, end of period ($ x 1,000)                                  279,014  225,482  201,363    110,719
Ratio of expenses (after reduction) to average net assets                 0.26     0.28     0.27     0.25/3/
Ratio of expenses (before reduction) to average net assets                0.26     0.28     0.28     0.33/3/
Ratio of net investment income (after reduction) to average net assets    5.98     4.69     5.09     5.29/3/


*    Ernst & Young LLP has audited the figures since 1999.

KPMG LLP has audited the figures for 1998 and 1997.


----------------------------------------------------------------------------
1    Hamilton Shares commenced operations on 4/1/97.
2    Not annualized.
3    Annualized.

                                                BNY Hamilton Treasury Money Fund

ACCOUNT POLICIES


DAILY NAV CALCULATION


Each fund calculates its net asset value per share (NAV) at 4:30 p.m eastern time each business day (Monday through Friday), though they may not do so on a day when no purchase or redemption orders are received. A business day is a day on which the New York Stock Exchange is open and any other day during which trading in the funds' portfolio securities could materially affect the fund's NAV. The funds use the amortized cost method to value their securities. When market prices are not available, the Funds will use fair value prices as determined by the Board of Directors. Dividends and expenses accrue daily.

Purchase orders received before the regular close of the New York Stock Exchange will be executed at the offering price calculated at that day's close.


WIRE ORDER PROCESSING

Wire order processing services for direct investors will be provided by the transfer agent. Shareholder organizations will provide similar services for their customers.

MONTHLY STATEMENTS

Shareholders receive monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Shareholders will also receive confirmations of each purchase, exchange or redemption.


DISTRIBUTIONS AND TAX CONSIDERATIONS

Net investment income for Hamilton Shares of each fund will be determined immediately before calculation of NAV each business day. Hamilton Shares will begin earning dividends on the first business day their purchase is effective.

Net investment income for Hamilton Shares of each fund will be declared as dividends daily and paid monthly within five business days after the end of the month. Dividends and distributions will be payable to shareholders of record at the time of declaration. Each fund automatically pays distributions in the form of additional fund shares. Notify the transfer agent in writing to:

 . choose to receive distributions in cash

 . change the way you currently receive distributions

Type of Distribution     Federal Tax Status
Dividends from net       ordinary income
investment income
Short-term capital gains ordinary income

Your taxable income is the same either way. If you choose to receive distributions in cash, and the checks are either returned as undeliverable or left uncashed for six months, your future distributions will be reinvested in your fund, and uncashed checks will be cancelled and reinvested at the fund's share price as of the day of cancellation.

The funds do not expect to realize long-term capital gains or losses. Distributions from the funds are expected to be primarily ordinary income from dividends.

The funds issue detailed annual tax information statements for each investor, recording all distribu-tions and redemptions for the preceding year. Any investors who do not provide a valid Social Security or taxpayer identification number to the funds may be subject to federal backup withholding tax and charges against their accounts related to fines.


You should consult your tax advisor about your own particular tax situation.



Account Policies

PURCHASING AND REDEEMING
HAMILTON SHARES

Minimum investment requirements

 Initial investment

$1,000,000



Clients of the Bank of New York and other institu-tions that have entered into an agreement with the Advisor may purchase and redeem shares of these funds. You should contact your financial institution for detailed instructions and additional policies.

Fund shares are redeemed at the next NAV per share calculated after the transfer agent receives the purchase order. The funds do not impose any fee for direct purchase or redemption orders, but broker-dealers may charge a fee for these services. Payments must be in U.S. dollars. Purchases made by check will not be redeemed until the purchase check clears, which may take up to ten business days.

Investors are entitled to purchase, exchange or redeem shares by telephone at no charge. Telephone privileges are not available for ten days following a change of address. You must notify the transfer agent in writing if you want to disable telephone transactions.

The funds do not issue share certificates.


Redemption proceeds are normally wired to the redeeming shareholder on the same business day, if the order is received before the close of business. In order for the Advisor to manage each fund most effectively, investors are urged to initiate redemp-tions early in the day, if possible, and to notify the transfer agent at least one day in advance for redemptions of more than $5 million.

Reserved rights The funds reserve the following rights:

 . To suspend sale of shares to the public

 . To reject any exchange request and to modify or terminate exchange privileges


 . To delay wiring redemption proceeds for up to seven days, if the Advisor believes an earlier payment could adversely affect a fund

 . To suspend the right of redemption

Exchange minimums You may exchange shares between the funds in this prospectus and any other BNY Hamilton fund. An exchange for Investor Shares of any other BNY Hamilton fund must have a value of at least $500. If you will be investing in a new fund, you must also exchange enough shares to meet the minimum balance requirement.

To make an exchange for Institutional Shares of any other BNY Hamilton fund, contact your Bank of New York representative.

From the perspective of tax liability, an exchange is the same as a redemption from one fund and purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange.

Signature guarantees You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.

                                                                Account Policies

INVESTMENT ADVISOR


The investment Advisor of these funds is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $77 billion in assets. The Bank of New York began offering investment services in the 1830s and today man-ages more than $66 billion in investments for institutions and individuals.


Advisor compensation The Advisor is responsible for all business activities and investment decisions for the Funds. In return for these services, each Fund pays the Advisor an annual fee. The Advisor's fee accrues daily and is payable monthly at an annual rate of 0.10% of average daily net assets.


PORTFOLIO MANAGER


BNY Hamilton Money Fund and BNY Hamilton Treasury Money Fund Richard Klingman is a vice president of the Advisor and has managed the Funds since 1997. He joined the Advisor in 1996 and has been managing assets since 1990.

Account Policies

                                      BNY
                                  H/AMILTON /
                                     FUNDS

                       INVEST WITH A TRUSTED LEADER

FOR MORE INFORMATION

Annual and Semi-Annual Reports
These include commentary from the fund managers on the market conditions and investment strategies that significantly affected the fund's performance, detailed performance data, a complete inventory of the funds' securities and a report from the funds' auditor.

Statement of Additional Information (SAI)
The SAI contains more detailed disclosure on features and policies of the funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this prospectus).

You can obtain these documents free of charge, make inquiries or request other information about the funds by contacting your dealer or:

BNY Hamilton Funds
PO Box 163310
Columbus, OH 43216-3310
1-800-426-9363

Information is also available from the SEC:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-6009
www.sec.gov

For information on the operation of the SEC's public reference room where documents may be viewed and copied, call:

1-800-SEC-0330
Note: The SEC requires a duplicating fee for paper copies.
SEC File Number: 811-6654

                                                                 BNY
                                                               HAMILTON
                                                                FUNDS

                                                    INVEST WITH A TRUSTED LEADER

                                                      90 Park Avenue, 10th Floor
                                                          New York, NY 10016

                                                                 04/01BNY - 0087

                                  ------------
                                       BNY
                                    --------
                                    HAMILTON
                                  ------------

                                   PROSPECTUS

                                  -------------
                                  APRIL30, 2001
                                  -------------

MONEY FUND

TREASURY
MONEY FUND

HAMILTON
PREMIER SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.


                                       BNY
                                    HAMILTON
                                      FUNDS

                          INVEST WITH A TRUSTED LEADER

 ABOUT THE FUNDS


                       4  BNY Hamilton Money Fund

                       8  BNY Hamilton Treasury Money Fund



 SERVICES PROVIDED


                             12  Services Provided



 ACCOUNT POLICIES


                    13  Daily NAV Calculation

                    13  Distributions and Tax Considerations

                    15  Investment Advisor

                    15  Portfolio Manager



FOR MORE INFORMATION

Back Cover

AN INTRODUCTION TO BNY HAMILTON FUNDS

The BNY Hamilton Funds aim for high returns with consistent performance over many market cycles.

The BNY Hamilton Money Funds are designed for investors who seek stability of principal. They are a valuable component of most portfolios and well-suited for investing money that may be needed in the near future. The funds take extra measures to provide for safety and liquidity, including:

 . avoiding investing in split-rated securities--securities that are rated higher by one rating agency than another

 . limiting the average dollar-weighted maturity of their portfolios to 60 days rather than the 90 days permitted.

RISKS OF MUTUAL FUND INVESTING

Investments in mutual funds are not bank deposits, nor are they guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important to read all the disclosure information provided and to understand that you could lose money by investing in any of these funds.

        BNY HAMILTON
         MONEY FUND


CUSIP Number:

Hamilton Premier Shares 05561M507




INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing principally in high-quality money market instruments.

PORTFOLIO MANAGEMENT
STRATEGY


The Fund seeks to maintain a stable $1 share price and invests exclusively in debt securities within the highest short-term credit rating categories and their unrated equivalents. The maximum allowable maturity for any individual holding is 397 days, and the Fund maintains an average dollar-weighted maturity of 90 days or less. The Fund may invest in debt securities that meet these criteria and are issued by U.S. and foreign issuers, including:

 . corporations

 . banks

 . governments

 . U.S. agencies, states, and municipalities

The Fund may also invest in money market securities issued by multinational organizations such as the World Bank.

The Fund's investments are diversified through broad exposure to fixed- and variable-rate securities across issuers and sectors. The Fund also invests in repurchase agreements, which are contracts to sell and buy back a given security at a specific time and price, to enhance yields.


BNY Hamilton Money Fund

MAIN INVESTMENT RISKS

The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price.

The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers. Any of the money market securities held by the Fund could be downgraded in credit rating below minimum standards or go into default.


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.



--------------------------------------------------------------------------------

 Money Funds and the AAA/Aaa Rating



All money market funds that utilize amortized costs must comply with the SEC's Rule 2a-7, which covers diversification standards, credit quality restrictions, and maturity limits for individual securities and the portfolio as a whole.


In order to obtain the AAA/Aaa rating from Standard & Poor's and Moody's, money market funds observe additional, more conservative investment guidelines. First, the fund's weighted average maturity may not exceed 60 days. In addition
--

To obtain Standard & Poor's AAA:


 . Investments must have a minimum rating of A-1.

 . Fifty percent of the fund's assets must be invested in securities with the highest short-term credit rating-- A-1+.

To obtain Moody's Aaa rating:

 . Investments must have Moody's highest short-term credit rating--P-1.


-----------------------------------------------


                                                         BNY Hamilton Money Fund

PAST PERFORMANCE

The following chart demonstrates the risk of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance.

 Annual total returns (%) as of 12/31/00/1 /

[CHART]



                                   95  5.54

                                   96  5.03

                                   97  5.19

                                   98  5.14

                                   99  4.77

                                   00  6.04


           Best quarter: Q3 '00 +1.56   Worst quarter: Q2 '99 +1.11
The table below presents the Fund's average annual returns over various periods.

 Average annual total returns (%) as of 12/31/00*


                                                          Life
                                          1 Year 5 Years of fund
               -------------------------------------------------
               Hamilton Premier Shares/1/   6.04    5.24    5.25


* Assumptions: All dividends and distributions reinvested.

FEES AND EXPENSES


The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out of pocket expenses.

 Fee table (% of average net assets)


                                                    Hamilton
                                                    Premier
                                                     Shares
                    ----------------------------------------

                    Shareholder Fees                  None

                    Annual Operating Expenses
                    ----------------------------------------
                    Management fee                      0.10
                    Servicing fee                       0.25
                    Other expenses                      0.14

                    Total annual operating expenses     0.49


The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

  Expenses on a $10,000 investment* ($)


                                 1 Year 3 Years 5 Years 10 Years
                ------------------------------------------------
                Hamilton Premier
                Shares               50     157     274      616

* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.


----------------------------------------------------------------------------
1 Hamilton Premier Shares commenced operations on 8/15/94.

BNY Hamilton Money Fund

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2000 has been audited by Ernst & Young LLP*, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.


 Year Ended December 31,                                  2000     1999       1998     1997     1996

Per-Share Data ($)
-----------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    1.00     1.00       1.00     1.00     1.00
Income from investment operations:
  Net investment income                                  0.059    0.047      0.050    0.051    0.049
Less dividends:
  Dividends from net investment income                  (0.059)  (0.047)    (0.050)  (0.051)  (0.049)
Net asset value at end of period                          1.00     1.00       1.00     1.00     1.00

Total return (%)                                          6.04     4.77       5.14     5.19     5.03

Ratios/Supplemental Data (%)
-----------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                1,459,923  871,287  1,064,645  688,339  463,759
Ratio of expenses to average net assets                   0.49     0.49       0.51     0.51     0.53

Ratio of net investment income to average net assets      5.92     4.70       5.01     5.09     4.91


* Ernst & Young LLP has audited the figures since 1999.

  KPMG LLP has audited the figures for 1997 and 1998. Deloitte & Touche LLP has audited these figures for 1996.




                                                         BNY Hamilton Money Fund

        BNY HAMILTON
         TREASURY MONEY FUND


CUSIP Number:

Hamilton Premier Shares 05561M804




INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing solely in short-term obligations of the U.S. Treasury and repurchase agreements fully collateralized by obligations of the U.S. Treasury.

MANAGEMENT STRATEGY

The Fund seeks to maintain a stable $1 share price and invests exclusively in securities backed by the full faith and credit of the U.S. government. These securities include:

 . Treasury bills

 . Treasury notes

 . Treasury bonds


 . repurchase agreements fully collateralized by U.S. Treasury obligations


The maximum allowable maturity for any individual security is 397 days, and the Fund maintains an average dollar-weighted maturity of 90 days or less.

In investing the Fund's assets, the portfolio manager seeks to take advantage of the dynamics of short-term interest rates by actively managing the Fund's average weighted maturity. The Fund may invest in repurchase agreements, which are contracts to sell and buy back a given security at a specific time and price, to enhance yields.


BNY Hamilton Treasury Money Fund

MAIN INVESTMENT RISKS

The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price.


Since the Fund invests only in U.S. Treasury obligations and repurchase agreements based on them, its yield may lag other money market funds that invest in higher-yielding securities with some credit risk. The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------

 Money Funds and the AAA/Aaa Rating



All money market funds that utilize amortized costs must comply with the SEC's Rule 2a-7, which covers diversification standards, credit quality restrictions, and maturity limits for individual securities and the portfolio as a whole.



In order to obtain the AAA/Aaa rating from Standard & Poor's and Moody's, money market funds observe additional, more conservative investment guidelines. U.S. Treasury obligations automatically meet the most stringent credit quality requirements. In addition, the fund's weighted average maturity may not exceed 60 days.

-----------------------------------------------

                                                BNY Hamilton Treasury Money Fund

PAST PERFORMANCE

The following chart demonstrates the risk of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance.

 Annual total returns (%) as of 12/31/00/1 /

[CHART]



984.99

994.54

20005.82
           Best quarter: Q3 '00 +1.51   Worst quarter: Q2 '99 +1.07
The table below presents the Fund's average annual returns over various periods.

 Average annual total returns (%) as of 12/31/00*


                                                      Life
                                              1 Year of fund
                   -----------------------------------------

                   Hamilton Premier Shares/1/   5.82    5.12


FEES AND EXPENSES

The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out of pocket expenses.

 Fee table (% of average net assets)


                                                    Hamilton
                                                    Premier
                                                     Shares
                    ----------------------------------------
                    Shareholder Fees                    None

                    Annual Operating Expenses
                    ----------------------------------------
                    Management fee                      0.10
                    Servicing fee                       0.25
                    Other expenses                      0.15

                    Total annual operating expenses     0.50


The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

 Expenses on a $10,000 investment* ($)


                                 1 Year 3 Years 5 Years 10 Years
                ------------------------------------------------

                Hamilton Premier
                Shares               51     160     280      628

* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.

----------------------------------------------------------------------------
1 Hamilton Premier Shares Commenced operations 0n 4/1/97.

BNY Hamilton Treasury Money Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2000 has been audited by Ernst & Young LLP*, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.

Year Ended December 31,                                                 2000     1999     1998     1997/1/

------------------------------------------------------------------------------------------------------------

Per-Share Data ($)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                    1.00     1.00     1.00      1.00
                                                                       -------------------------------------
Income from investment operations:
  Net investment income                                                  0.057    0.045    0.049     0.038
Less distributions:
  Dividends from net investment income                                  (0.057)  (0.045)  (0.049)   (0.038)
                                                                       -------------------------------------
Net asset value at end of period                                          1.00     1.00     1.00      1.00
                                                                       -------------------------------------

Total return (%)                                                          5.82     4.54     4.99     3.83/2/

Ratios/Supplemental Data (%)
------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                  684,865  429,461  520,492   183,895
Ratio of expenses (after reduction) to average net assets                 0.50     0.52     0.52   0.50/3/
Ratio of expenses (before reduction) to average net assets                0.50     0.52     0.53   0.56/3/
Ratio of net investment income (after reduction) to average net assets    5.76     4.41     4.82   5.06/3/


* Ernst & Young LLP has audited the figures since 1999.

  KPMG LLP has audited the figures for 1998 and 1997.


----------------------------------------------------------------------------

1 Hamilton Premier Shares commenced operations on 4/1/97.
2 Not annualized.
3 Annualized.

                                                BNY Hamilton Treasury Money Fund

SERVICES PROVIDED

SHAREHOLDER SERVICING PLANS


The Advisor has entered into servicing agreements with certain institutions (shareholder organizations) that invest in Hamilton Premier Shares of these funds for their customers. Under these agreements, the institutions provide support services to their customers, and the funds, in turn, pay the institutions 0.25% (annualized) of the average daily NAV of their customers' Hamilton Premier Shares.

Services that the shareholder organizations are responsible for providing to their customers include the following:

 . aggregating and processing customer purchase and redemption orders, then placing net purchase and redemption orders with the distributor

 . providing automatic reinvestment of customers' cash balances in other investment accounts in Hamilton Premier Shares, if requested

 . processing customers' dividend payments

 . providing periodic statements to their customers

 . arranging for bank wires

 . providing adequate customer support facilities

 . performing all necessary sub-accounting

 . forwarding shareholder communications from the funds

Some shareholder organizations may charge their customers additional fees for their services connected with investments in these funds. If so, they are required to disclose them. Their customers should read this prospectus along with the terms governing their accounts.

Fee waivers The funds' service providers normally pay all expenses in connection with the performance of their services, while each fund pays its own operating expenses. During the course of the funds' fiscal year, the administrator and/or Advisor may voluntarily reduce their fees or pay certain fund expenses. This will have the effect of increasing investors' yields. But the Advisor and/or administrator may still be reimbursed by the funds before the end of the fiscal year. If so, investors' yields will then decrease correspondingly.


WIRE ORDER PROCESSING

Wire order processing services for direct investors will be provided by the transfer agent. Shareholder organizations will provide similar services for their customers.

MONTHLY STATEMENTS

Shareholders receive monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Shareholders will also receive confirmations of each purchase, exchange or redemption.

SWEEP FACILITY FOR AUTOMATIC REINVESTMENT


Accounts are automatically "swept" each day, and amounts above a pre-arranged minimum balance are invested in Hamilton Premier Shares of the funds. Further information on the sweep facility is available from the Advisor or from your shareholder organization.

Services Provided

ACCOUNT POLICIES

DAILY NAV CALCULATION


Each fund calculates its net asset value per share (NAV) at 4:30 p.m eastern time each business day (Monday through Friday), though they may not do so on a day when no purchase or redemption orders are received. A business day is a day on which the New York Stock Exchange is open and any other day during which trading in the funds' portfolio securities could materially affect the funds' NAV. The funds use the amortized cost method to value their securities. When market prices are not available, the Funds will use fair value prices as determined by the Board of Directors. Dividends and expenses accrue daily.

Purchase orders received before the regular close of the New York Stock Exchange will be executed at the offering price calculated at that day's close.


DISTRIBUTIONS AND TAX CONSIDERATIONS

Net investment income for Hamilton Premier Shares of each fund will be determined immediately before calculation of NAV each business day. Hamilton Premier Shares will begin earning dividends on the first business day their purchase is effective.

Net investment income for Hamilton Premier Shares of each fund will be declared as dividends daily and paid monthly within five business days after the end of the month. Dividends and distributions will be payable to shareholders of record at the time of declaration. Each fund automatically pays distributions in the form of additional fund shares. Notify the transfer agent in writing to:

 . choose to receive distributions in cash

 . change the way you currently receive distributions

Your taxable income is the same either way. If you choose to receive distributions in cash, and the checks are either returned as undeliverable or left uncashed for six months, your future distributions will be reinvested in your fund, and uncashed checks will be cancelled and reinvested at the fund's share price as of the day of cancellation.

                  Type of Distribution     Federal Tax Status

                  Dividends from net       ordinary income
                  investment income
                  Short-term capital gains ordinary income

The funds do not expect to realize long-term capital gains or losses. Distributions from the funds are expected to be primarily ordinary income from dividends.

The funds issue detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investors who do not provide a valid Social Security or taxpayer identification number to the funds may be subject to federal backup withholding tax and charges against their accounts related to fines.


You should consult your tax advisor our own particular tax situation.

                                                                Account Policies

PURCHASING AND REDEEMING
PREMIER SHARES

Minimum investment requirements

 Initial investment

$500,000


Fund shares are redeemed at the next NAV per share calculated after the transfer agent receives the purchase order. The funds do not impose any fee for direct purchase or redemption orders, but broker-dealers may charge a fee for these services. Payments must be in U.S. dollars. Purchases made by check will not be redeemed until the purchase check clears, which may take up to ten business days.

Investors are entitled to purchase, exchange or redeem shares by telephone at no charge. Telephone privileges are not available for ten days following a change of address. You must notify the transfer agent in writing if you want to disable telephone transactions.

The funds do not issue share certificates.


Redemption proceeds are normally wired to the redeeming shareholder on the same business day, if the order is received before the close of business. In order for the Advisor to manage each fund most effectively, investors are urged to initiate redemptions early in the day, if possible, and to notify the transfer agent at least one day in advance for redemptions of more than $5 million.


Reserved rights: The funds reserve the following rights:

 . To suspend sale of shares to the public

 . To reject any exchange request and to modify or terminate exchange privileges


 . To delay wiring redemption proceeds for up to seven days, if the Advisor believes an earlier payment could adversely affect a fund

 . To suspend the right of redemption


Exchange minimums: You may exchange shares between the funds in this prospectus and any other BNY Hamilton fund. An exchange for Investor Shares of any other BNY Hamilton fund must have a value of at least $500. If you will be investing in a new fund, you must also exchange enough shares to meet the minimum balance requirement.

To make an exchange for Institutional Shares of any other BNY Hamilton fund, contact your Bank of New York representative.

From the perspective of tax liability, an exchange is the same as a redemption from one fund and purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange.

Signature guarantees: You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.

Account Policies

INVESTMENT ADVISOR


The investment Advisor of these funds is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $77 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $66 billion in investments for institutions and individuals.


Advisor compensation: The Advisor is responsible for all business activities and investment decisions for the funds. In return for these services, each fund pays the Advisor an annual fee. The Advisor's fee accrues daily and is payable monthly at an annual rate of 0.10% of average daily net assets.


PORTFOLIO MANAGER


BNY Hamilton Money Fund and BNY Hamilton Treasury Money Fund Richard Klingman is a vice president of the Advisor and has managed the funds since 1997. He joined the Advisor in 1996 and has been managing assets since 1990.

                                                                Account Policies

 N OTES

Notes

 N OTES

                                                                           Notes

 N OTES

Notes

                                      BNY
                                  H/AMILTON /
                                     FUNDS

                       INVEST WITH A TRUSTED LEADER

FOR MORE INFORMATION

Annual and Semi-Annual Reports
These include commentary from the fund managers on the market conditions and investment strategies that significantly affected the fund's performance, detailed performance data, a complete inventory of the funds' securities and a report from the funds' auditor.

Statement of Additional Information (SAI)
The SAI contains more detailed disclosure on features and policies of the funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this prospectus).

You can obtain these documents free of charge, make inquiries or request other information about the funds by contacting your dealer or:

BNY Hamilton Funds
PO Box 163310
Columbus, OH 43216-3310
1-800-426-9363

Information is also available from the SEC:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-6009
www.sec.gov

For information on the operation of the SEC's public reference room where documents may be viewed and copied, call:

1-800-SEC-0330

Note: The SEC requires a duplicating fee for paper copies.
SEC File Number: 811-6654


                                                               BNY
                                                             HAMILTON
                                                              FUNDS

                                                    INVEST WITH A TRUSTED LEADER

                                                     90 Park Avenue, 10th Floor
                                                          New York, NY 10016

                                                                  04/01 BNY-0088

                                  -------------
                                       BNY
                                    --------
                                    HAMILTON
                                  -------------

                                   PROSPECTUS

                                 --------------
                                 APRIL 30, 2001
                                 --------------

MONEY FUND

TREASURY MONEY FUND

HAMILTON
CLASSIC SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.


                                       BNY
                                    HAMILTON
                                      FUNDS

                          INVEST WITH A TRUSTED LEADER

 ABOUT THE FUNDS

                       4  BNY Hamilton Money Fund

                       8  BNY Hamilton Treasury Money Fund

 SERVICES PROVIDED

                             12  Services Provided

 ACCOUNT POLICIES

                    13  Daily NAV Calculation

                    13  Distribution (12b-1) Plan

                    14  Opening an Account/Purchasing Shares

                    16  Making Exchanges/Redeeming Shares

                    17  Distributions and Tax Considerations

                    18  Investment Advisor

                    18  Portfolio Manager

FOR MORE INFORMATION

Back Cover

AN INTRODUCTION TO BNY HAMILTON FUNDS

The BNY Hamilton Funds aim for high returns with consistent performance over many market cycles.

The BNY Hamilton Money Funds are designed for investors who seek stability of principal. They are a valuable component of most portfolios and well-suited for investing money that may be needed in the near future. The funds take extra measures to provide for safety and liquidity, including:

 . avoiding investing in split-rated securities--securities that are rated higher by one rating agency than another

 . limiting the average dollar-weighted maturity of their portfolios to 60 days rather than the 90 days permitted.

 RISKS OF MUTUAL FUND INVESTING

Investments in mutual funds are not bank deposits, nor are they guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important to read all the disclosure information provided and to understand that you could lose money by investing in any of these funds.

        BNY HAMILTON

         MONEY FUND

CUSIP Number:
Hamilton Classic Shares 05561M606

INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing principally in high-quality money market instruments.

PORTFOLIO MANAGEMENT STRATEGY

The Fund seeks to maintain a stable $1 share price and invests exclusively in debt securities within the highest short-term credit rating categories and their unrated equivalents. The maximum allowable maturity for any individual holding is 397 days, and the Fund maintains an average dollar-weighted maturity of 90 days or less. The Fund may invest in debt securities that meet these criteria and are issued by U.S. and foreign issuers, including:

 . corporations

 . banks

 . governments

 . U.S. agencies, states, and municipalities

The Fund may also invest in money market securities issued by multinational organizations such as the World Bank.

The Fund's investments are diversified through broad exposure to fixed- and variable-rate securities across issuers and sectors. The Fund also invests in repurchase agreements, which are contracts to sell and buy back a given security at a specific time and price, to enhance yields.


BNY Hamilton Money Fund

MAIN INVESTMENT RISKS

The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price.

The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers. Any of the money market securities held by the Fund could be downgraded in credit rating below minimum standards or go into default.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------

 Money Funds and the AAA/Aaa Rating


All money market funds that utilize amortized costs must comply with the SEC's Rule 2a-7, which covers diversification standards, credit quality restrictions, and maturity limits for individual securities and the portfolio as a whole.

In order to obtain the AAA/Aaa rating from Standard & Poor's and Moody's, money market funds observe additional, more conservative investment guidelines. First, the fund's weighted average maturity may not exceed 60 days. In addition
--

To obtain Standard & Poor's AAA:

 . Investments must have a minimum rating of A-1.

 . Fifty percent of the fund's assets must be invested in securities with the highest short-term credit rating--A-1+.

To obtain Moody's Aaa rating:

 . Investments must have Moody's highest short-term credit rating--P-1.

-----------------------------------------------


                                                         BNY Hamilton Money Fund

PAST PERFORMANCE

The following chart demonstrates the risk of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance.

 Annual total returns (%) as of 12/31/00/1 /

                                    [CHART]



                                96      4.73

                                97      4.80

                                98      4.81

                                99      4.51

                                00      5.78



The table below presents the Fund's average annual returns over various periods.

 Average annual total returns (%) as of 12/31/00*


                                            Life
                           1 Year 5 Year of fund
------------------------------------------------

Hamilton Classic Shares/1/   5.78   4.93    4.94

* Assumptions: All dividends and distributions reinvested.
FEES AND EXPENSES

The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out of pocket expenses.

 Fee table (% of average net assets)


                                Hamilton
                                 Classic
                                  Shares
----------------------------------------
Shareholder Fees                    None

Annual Operating Expenses
----------------------------------------
Management fee                      0.10
Distribution (12b-1) fees           0.25
Servicing fee                       0.25
Other expenses                      0.14

Total annual operating expenses     0.74

The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

 Expenses on a $10,000 investment* ($)


                 1 Year 3 Years 5 Years 10 Years
------------------------------------------------
Hamilton Classic
Shares               76     237     411      918

* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.
----------------------------------------------------------------------------
1 Hamilton Classic Shares commenced operations on 12/4/95.

BNY Hamilton Money Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2000 has been audited by Ernst & Young LLP*, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.

 Year Ended December 31,                              2000     1999     1998    1997    1996


Per-Share Data ($)
----------------------------------------------------------------------------------------------
Net asset value at beginning of period                  1.00     1.00    1.00    1.00    1.00
Income from investment operations:
  Net investment income                                0.056    0.044   0.047   0.047   0.046
Less distributions:
  Dividends from net investment income                (0.056)  (0.044) (0.047) (0.047) (0.046)
Net asset value at end of period                        1.00     1.00    1.00    1.00    1.00
Total return (%)                                        5.78     4.51    4.81    4.80    4.73

Ratios/Supplemental Data (%)
----------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                983,197  892,560  19,995  16,725  13,478
Ratio of expenses to average net assets                 0.74     0.74    0.83    0.88    0.82
Ratio of net investment income to average net assets    5.64     4.46    4.70    4.71    4.67


* Ernst & Young has audited the figures since 1999. KPMG LLP has audited the figures for 1997 and 1998. Deloitte & Touche LLP has audited the figures for 1996.

                                                         BNY Hamilton Money Fund

        BNY HAMILTON

         TREASURY MONEY FUND

CUSIP Number:
Hamilton Classic Shares 05561M747

INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing solely in short-term obligations of the U.S. Treasury and repurchase agreements fully collateralized by obligations of the U.S. Treasury.

MANAGEMENT STRATEGY

The Fund seeks to maintain a stable $1 share price and invests exclusively in securities backed by the full faith and credit of the U.S. government. These securities include:

 . Treasury bills

 . Treasury notes

 . Treasury bonds

 . repurchase agreements fully collateralized by U.S. Treasury obligations

The maximum allowable maturity for any individual security is 397 days, and the Fund maintains an average dollar-weighted maturity of 90 days or less.
In investing the Fund's assets, the portfolio manager seeks to take advantage of the dynamics of short-term interest rates by actively managing the Fund's average weighted maturity. The Fund may invest in repurchase agreements, which are contracts to sell and buy back a given security at a specific time and price, to enhance yields.


BNY Hamilton Treasury Money Fund

MAIN INVESTMENT RISKS

The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price.

Since the Fund invests only in U.S. Treasury obligations or repurchase agreements based on them, its yields may lag other money market funds that invest in higher-yielding securities with some credit risk. The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------

 Money Funds and the AAA/Aaa Rating


All money market funds that utilize amortized costs must comply with the SEC's Rule 2a-7, which covers diversification standards, credit quality restrictions, and maturity limits for individual securities and the portfolio as a whole.

In order to obtain the AAA/Aaa rating from Standard & Poor's and Moody's, money market funds observe additional, more conservative investment guidelines. U.S. Treasury obligations automatically meet the most stringent credit quality requirements. In addition, the fund's weighted average maturity may not exceed 60 days.

-----------------------------------------------

                                                BNY Hamilton Treasury Money Fund

PAST PERFORMANCE


The following chart demonstrates the risks of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance.

 Annual total returns (%) as of 12/31/00/1/

                                    [CHART]



                                 00     5.56



Best quarter:  Q3 '00 +1.45

Worst quarter: Q3 '99 +1.08



The table below presents the Fund's average annual returns over various periods.

 Average annual total returns (%) as of 12/31/00*


                                     Life
                           1 Year of fund
-----------------------------------------
Hamilton Classic Shares/1/   5.56    5.07


* Assumptions: All dividends and distributions reinvested.

FEES AND EXPENSES

The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out of pocket expenses.

 Fee table (% of average net assets)


                                Hamilton
                                 Classic
                                  Shares
----------------------------------------
Shareholder Fees                    None

Annual Operating Expenses
----------------------------------------
Management fee                      0.10
Distribution (12b-1) fees           0.25
Servicing fee                       0.25
Other expenses                      0.15

Total annual operating expenses     0.75

The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

 Expenses on a $10,000 investment* ($)


                 1 Year 3 Years 5 Years 10 Years
------------------------------------------------
Hamilton Classic
Shares               77     240     417      930

* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.

----------------------------------------------------------------------------
1 Hamilton Classic Shares commenced operations 4/30/99.

BNY Hamilton Treasury Money Fund

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2000 has been audited by Ernst & Young LLP,* whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.

    Period Ended December 31,                             2000     1999/1/


    Per-Share Data ($)
    ------------------------------------------------------------------------
    Net asset value at beginning of period                  1.00      1.00
    Income from investment operations:
      Net investment income                                0.054     0.029
    Less distributions:
      Dividends from net investment income                (0.054)   (0.029)
    Net asset value at end of period                        1.00      1.00
    Total return (%)                                        5.56     2.90/2/

    Ratios/Supplemental Data (%)
    ------------------------------------------------------------------------
    Net assets, end of period ($ x 1,000)                299,631   227,117
    Ratio of expenses to average net assets                 0.75     0.78/3/
    Ratio of net investment income to average net assets    5.47     4.33/3/


* Ernst & Young LLP has audited the figures since 1999.


----------------------------------------------------------------------------
1 Hamilton Classic Shares commenced operations on 4/30/99.
2 Not annualized.
3 Annualized.

                                                BNY Hamilton Treasury Money Fund

SERVICES PROVIDED
SHAREHOLDER SERVICING PLANS

The Advisor has entered into servicing agreements with certain institutions (shareholder organizations) that invest in Hamilton Classic Shares of these funds for their customers. Under these agreements, the institutions provide support services to their customers, and the funds, in turn, pay the institutions 0.25% (annualized) of the average daily NAV of their customers' Hamilton Classic Shares.

Services that the shareholder organizations are responsible for providing to their customers include the following:

 . aggregating and processing customer purchase and redemption orders, then placing net purchase and redemption orders with the distributor

 . providing automatic reinvestment of customers' other investment accounts in Hamilton Classic Shares, if requested

 . processing customers' dividend payments

 . providing periodic statements to their customers

 . arranging for bank wires

 . providing adequate customer support facilities

 . performing all necessary sub-accounting

 . forwarding shareholder communications from the funds

Some shareholder organizations may charge their customers additional fees for their services connected with investments in these funds. If so, they are required to disclose them. Their customers should read this prospectus along with the terms governing their accounts.

Fee waivers The funds' service providers normally pay all expenses in connection with the performance of their services, while each fund pays its own operating expenses. During the course of the funds' fiscal year, the administrator and/or Advisor may voluntarily reduce their fees or pay certain fund expenses. This will have the effect of increasing investors' yields. But the Advisor and/or administrator may still be reimbursed by the funds before the end of the fiscal year. If so, investors' yields will then decrease correspondingly.

WIRE ORDER PROCESSING

Wire order processing services for direct investors will be provided by the transfer agent. Shareholder organizations will provide similar services for their customers.

MONTHLY STATEMENTS

Shareholders receive monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Shareholders will also receive confirmations of each purchase, exchange or redemption.

SWEEP FACILITY FOR AUTOMATIC REINVESTMENT

Accounts are automatically "swept" each day, and amounts above a pre-arranged minimum balance are invested in Hamilton Classic Shares of the funds. Further information on the sweep facility is available from the Advisor or from your shareholder organization.

Services Provided

ACCOUNT POLICIES
DAILY NAV CALCULATION

Each fund calculates its net asset value per share (NAV) at 4:30 p.m eastern time each business day (Monday through Friday), though they may not do so on a day when no purchase or redemption orders are received. A business day is a day on which the New York Stock Exchange is open and any other day during which trading in the funds' portfolio securities could materially affect the funds' NAV. The funds use the amortized cost method to value their securities. When market prices are not available, the Funds will use fair value prices as determined by the Board of Directors. Dividends and expenses accrue daily.

Purchase orders received before the regular close of the New York Stock Exchange will be executed at the offering price calculated at that day's close.

The BNY Hamilton Money Fund may invest in securities that are traded on foreign exchanges, which may be open when the New York Stock Exchange is closed. The value of your investment in the fund may change on days when you will be unable to purchase or redeem shares.

DISTRIBUTION (12B-1) PLAN

The directors have adopted 12b-1 distribution plans with respect to the Hamilton Classic Shares of each of the funds in this prospectus. The plans permit the funds to reimburse the Distributor for distribution expenses in an amount up to 0.25% of the annual average daily net assets of Hamilton Classic Shares.

These fees are paid out of fund assets on an ongoing basis, and over time, they could cost you more than paying other types of sales charges.
----------------------------------------------------------------------------
OPENING AN ACCOUNT

 Minimum investment requirements


                             Minimum initial Minimum continuing
Account Type                 investment      investments        Minimum balance
-------------------------------------------------------------------------------

IRA                          $250            $25                N/A

Regular Account              $2,000          $100               $500

Automatic Investment Program $500            $50                N/A

Government Direct            $250            minimum $100;
Deposit Program*                             maximum $50,000

Note: Employees and retirees of The Bank of the New York and its affiliates, and employees of the administrator, distributor and their affiliates may open a regular account with $100 and make continuing investments of $25. Employees and retirees of The Bank of New York and its affiliates may also invest through payroll deduction. Call 800-426-9363 for details.
* For federal employees and investors who receive Social Security or certain other payments from the federal government.

                                                                Account Policies

OPENING AN ACCOUNT/PURCHASING SHARES

Open an account                                               Add to your investment


Mail
---------------------------------------------------------------------------------------------------------------------------

Send completed new account application and a check payable    Send a check payable directly to your fund to:
directly to each fund you want to invest in.

BNY Hamilton Funds                                            BNY Hamilton Funds, Inc.
P.O. Box 163310                                               P.O. Box 806
Columbus, OH 43216-3310                                       Newark, NJ 07101-0806

For all enrollment forms, call 800-426-9363.                  If possible, include a tear-off payment stub from one of your transaction confirmation statements.

Wire
---------------------------------------------------------------------------------------------------------------------------

The funds do not charge a fee for wire transactions, but your bank may.
Mail your completed new account application to the Ohio address above. Call the transfer agent at 800-952-6276 for an account number.

Instruct your bank to wire funds to a new account at:         Instruct your bank to wire funds to:

The Bank of New York                                          The Bank of New York
New York, NY 10286                                            New York, NY 10286
ABA: 021000018                                                ABA: 021000018
BNY Hamilton Funds                                            BNY Hamilton Funds
DDA 8900275847                                                DDA 8900275847
Attn: [your fund]                                             Attn: [your fund]
Ref: [your name, account number and taxpayer ID]              Ref: [your name, account number and taxpayer ID]

Phone
---------------------------------------------------------------------------------------------------------------------------
                                                              Call 800-426-9363.

                                                              You must provide the required information about your bank
                                                              on your new account application, or in a signature guaranteed letter. Your bank must be a member of the ACH (Automated
                                                              Clearing House) system.

Dealer
---------------------------------------------------------------------------------------------------------------------------

Note: a broker-dealer may charge a fee.

Contact your broker-dealer.                                   Contact your broker-dealer.


Account Policies

Open an account                                         Add to your investment


Automatic Investment Program
-------------------------------------------------------------------------------------------------------------------

Automatic investments are withdrawn from your bank account on a monthly or biweekly basis.

Make an initial investment of at least $500 by whatever Once you specify a dollar amount (minimum $50),
method you choose. Be sure to fill in the information   investments are automatic.
required in section 7 of your new account application.

Your bank must be a member of the ACH (Automated        You can modify or terminate this service at any time by
Clearing House) system.                                 mailing a notice to:

                                                        BNY Hamilton Funds
                                                        P.O. Box 163310
                                                        Columbus, OH 43216-3310

Government Direct Deposit Program
-------------------------------------------------------------------------------------------------------------------

For federal employees and investors who receive social security or certain other payments from the federal government.

Call 800-426-9363 for instructions on how to enroll.    Once you are enrolled, investments are automatic.

                                                        You can terminate the service at any time by contacting the appropriate federal agency.

Purchases by personal check Checks or money orders should be in U.S. dollars and payable to the specific fund you wish to invest in. The funds do not accept third-party checks. In addition, you may not redeem shares purchased by check until your original purchase clears, which may take up to ten business days. Wire transactions The Funds do not charge a fee for wire transfers from your bank to the Funds. However, your bank may charge a service fee for wiring funds.

                                                                Account Policies

MAKING EXCHANGES/REDEEMING SHARES


To exchange shares between mutual funds (minimum $500)        To redeem shares

----------------------------------------------------------------------------------------------------------------------------

Phone
----------------------------------------------------------------------------------------------------------------------------

Call 800-426-9363.                                            Call 800-426-9363.

                                                              The proceeds can be wired to your bank account two business days after your redemption request, or a check can be mailed to you at the address of record on the following business day.

Mail
----------------------------------------------------------------------------------------------------------------------------

The funds do not charge a fee for wire transactions, but your bank may.

Your instructions should include:                             Your instructions should include:

 .your account number                                          .your account number

 .names of the funds and number of shares or dollar amount     .names of the funds and number of shares or dollar amount
 you want to exchange.                                         you want to exchange.

                                                              A signature guarantee is required whenever:

                                                              .you redeem more than $50,000

                                                              .you want to send proceeds to a different address

                                                              .you have changed your account address within the last 60
                                                               days

Dealer
----------------------------------------------------------------------------------------------------------------------------

Contact your broker-dealer.                                   Contact your broker-dealer.

Systematic Withdrawal
----------------------------------------------------------------------------------------------------------------------------

Requires $10,000 minimum fund balance
                                                              You can choose from several options for monthly, quarterly, semi-annual or annual withdrawals:

                                                              .declining balance

                                                              .fixed dollar amount

                                                              .fixed share quantity

                                                              .fixed percentage of your account

                                                              Call 800-426-9363 for details.


Account Policies

EXCHANGING AND REDEEMING SHARES

As with purchase orders, redemption requests received before the regular close of the New York Stock Exchange will be executed at the NAV calculated at that day's close.

Minimum account balances If your account balance falls below $500 due to redemptions, rather than market movements, the fund may give you 60 days to bring the balance back up. If you do not increase your balance, the fund may close your account and send you the proceeds.

Exchange minimums You may exchange shares of the same class between funds. From the perspective of tax liability, an exchange is the same as a redemption from one fund and purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange. Shares to be exchanged must have a value of at least $500. If you will be investing in a new fund, you must also exchange enough shares to meet the minimum balance requirement.

Checkwriting privileges Checkwriting privileges are available by request to shareholders of these funds. The minimum check amount is $500. There is no fee for writing checks, but the funds will charge for stop payments or overdrafts. You cannot close your account by writing a check.

The funds reserve the right to impose a fee or terminate this service upon notice to shareholders.

Signature guarantees You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.

DISTRIBUTIONS AND TAX CONSIDERATIONS

Each fund pays dividends and distributions approximately 10 calendar days before month end. Distributions are automatically paid in the form of additional fund shares. Notify the transfer agent in writing to:

 . choose to receive dividends or distributions (or both) in cash

 . change the way you currently receive distributions

Your taxable income is the same either way. If you choose to receive distributions in cash, and the checks are either returned as undeliverable or left uncashed for six months, your future distributions will be reinvested in your fund, and uncashed checks will be cancelled and reinvested at the fund's share price as of the day of cancellation,

Type of Distribution     Federal Tax Status
Dividends from net       ordinary income
investment income
Short-term capital gains ordinary income

The funds do not expect to realize long-term capital gains or losses. Distributions from the funds are expected to be primarily ordinary income from dividends.

The funds issue detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investors who do not provide a valid Social Security or taxpayer identification number to the funds may be subject to federal backup withholding tax and charges against their accounts related to fines.

You should consult your tax Advisor about your own particular tax situation.

                                                                Account Policies

INVESTMENT ADVISOR

The investment Advisor of these funds is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $77 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $66 billion in investments for institutions and individuals.

Advisor compensation The Advisor is responsible for all business activities and investment decisions for the funds. Each fund pays the Advisor an annual fee. The Advisor's fee accrues daily and is payable monthly at an annual rate of 0.10% of average daily net assets.

PORTFOLIO MANAGER

BNY Hamilton Money Fund and BNY Hamilton Treasury Money Fund Richard Klingman is a vice president of the Advisor and has managed the funds since 1997. He joined the Advisor in 1996 and has been managing assets since 1990.

Account Policies

                                      BNY
                                   HAMILTON
                                     FUNDS
                         INVEST WITH A TRUSTED LEADER

FOR MORE INFORMATION

Annual and Semi-Annual Reports
These include commentary from the fund managers on the market conditions and investment strategies that significantly affected the fund's performance, detailed performance data, a complete inventory of the funds' securities and a report from the funds' auditor.

Statement of Additional Information (SAI)
The SAI contains more detailed disclosure on features and policies of the funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this prospectus).

You can obtain these documents free of charge, make inquiries or request other information about the funds by contacting your dealer or:

BNY Hamilton Funds
PO Box 163310
Columbus, OH 43216-3310
1-800-426-9363

Information is also available from the SEC:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-6009
www.sec.gov

For information on the operation of the SEC's public reference room where documents may be viewed and copied, call:

1-800-SEC-0330

Note: The SEC requires a duplicating fee for paper copies.
SEC File Number: 811-6654


                                                                BNY
                                                             HAMILTON
                                                               FUNDS

                                                    INVEST WITH A TRUSTED LEADER

                                                     90 Park Avenue, 10th Floor
                                                         New York, NY 10016

                                                                  04/01 BNY-0089

                                    --------
                                       BNY
                                    HAMILTON
                                    --------



                                   PROSPECTUS





                                 --------------
                                 APRIL 30, 2001
                                 --------------

BNY HAMILTON
LARGE CAP GROWTH
CRT FUND

BNY HAMILTON
LARGE CAP GROWTH
CRT FUND

BNY HAMILTON
INTERNATIONAL
EQUITY CRT FUND

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.


                                       BNY
                                    HAMILTON
                                      FUNDS



                          INVEST WITH A TRUSTED LEADER

 ABOUT THE FUNDS

 4   BNY Hamilton Large Cap Growth CRT Fund

 8   BNY Hamilton Small Cap Growth CRT Fund

12   BNY Hamilton International Equity CRT Fund

 ACCOUNT POLICIES

16  Daily NAV Calculation

17  Opening an Account/Purchasing Shares

19  Making Exchanges/Redeeming Shares

21  Distributions and Tax Considerations

21  Investment Advisor

22  Portfolio Managers


FOR MORE INFORMATION

Back Cover

A N INTRODUCTION TO BNY HAMILTON EQUITY CRT FUNDS
The BNY Hamilton Equity CRT Funds are intended to serve as investment vehicles for charitable remainder trusts, or "CRTs" (these trusts are defined in section 664 of the Internal Revenue Code). The Funds are actively managed and aim for high investment returns with consistent performance over many market cycles, while taking into account the tax treatment of a CRT's distributions to the income beneficiary of the CRT.

To further the tax objectives of CRTs, the Funds will seek to minimize ordinary income and establish and maintain a long-term capital gains position wherever practicable. The Funds may also employ other tax management strategies for this purpose, such as "lot-specific" sales, redemptions in-kind, and balancing losses with short-term gains. By being managed specifically to accommodate the tax consequences to CRTs, the Funds seek to assist the trustee of a CRT in meeting its fiduciary obligations to the trust.

R ISKS OF MUTUAL FUND INVESTING
Investments in mutual funds are not bank deposits, nor are they guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important to read all the disclosure information provided and to understand that you could lose money by investing in any of these funds.

        BNY HAMILTON


         L ARGE CAP GROWTH CRT FUND


CUSIP Number: 05561M739

Large Cap Growth CRT Fund




INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks and securities convertible into common stocks ("equity securities") of domestic and foreign companies; current income is a secondary consideration.

MANAGEMENT STRATEGY

Individual stock selection, rather than industry allocation, is the primary focus in investing the Fund's assets. Fundamental financial analysis is used to identify companies that appear to offer the following:

 . potential for above-average, accelerating earnings or revenue growth

 . dominant market positions

 . improving operating efficiency

 . increased earnings per share (EPS)

Companies that meet these criteria have tended to cluster in a few sectors -- healthcare, technology, telecommunications, financial services, and consumer staples. The Fund's portfolio generally includes large-capitalization stocks of 40 to 60 companies whose market capitalizations are $3 billion or more.

Although the Fund intends to invest primarily in equity securities of U.S. issuers, it may invest without limit in equity securities of foreign issuers, including those in emerging markets. Within limits, the Fund also uses certain derivatives, which are investments whose value is determined by underlying securities or indices.

Under normal circumstances, the Fund will invest at least 65% of its assets in equity securities of large-capitalization issuers. As a temporary defensive measure, the Fund may invest more than 35% of its assets in cash or cash equivalents. Under such circumstances, the Fund would not be pursuing its investment objective.


BNY Hamilton Large Cap Growth CRT Fund

MAIN INVESTMENT RISKS

The value of your investment in the Fund generally will fluctuate with stock market movements. As a group, the large-capitalization stocks emphasized by the Fund could fall out of favor with the market, particularly in comparison with small- or medium-capitalization stocks.

The portfolio manager's investment strategies may not work out as planned, and the Fund's performance could suffer. You may, therefore, lose money.

Investments in derivatives could limit profits or increase losses in comparison with the performance of the underlying securities.

Investments in foreign securities involve additional risks, including potentially unfavorable currency exchange rates, limited or misleading financial information, generally higher transaction costs and political and economic disturbances ranging from tax legislation to military coups. These risks are magnified in emerging markets.


An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


--------------------------------------------------------------------------------

 Characteristics of Large-Cap Companies


The largest U.S. companies, those with market capitalizations over $3 billion, are a relatively select group that nonetheless covers all industries and geographies. These companies are typically well-established businesses with broad product lines and customers in many markets. Their diversification and usually substantial cash reserves enable them to weather economic downturns.

The long-term capital appreciation of large-cap stocks has historically lagged smaller companies.

-----------------------------------------------


                                          BNY Hamilton Large Cap Growth CRT Fund

PAST PERFORMANCE


The table below presents the Fund's average annual returns since inception along with a widely recognized index.

Average annual total returns (%) as of 12/31/00*

                                           Since
                                         1/03/00
------------------------------------------------

CRT Shares/1/                               0.88

S&P 500(R) Index/2/                        -9.11



*Assumptions: All dividends and distributions reinvested.



Since the Fund only has annual total returns for one calendar year as of December 31, 2000, no historical performance information has been presented.


FEES AND EXPENSES

The table below outlines the fees and expenses you could expect to pay as an investor in the Fund. "Annual Operating Expenses" are deducted from Fund assets, and are reflected in the total return. Shareholders pay no sales charge
(load) or out-of-pocket expenses.

Fee Table (% of average net assets)

                                  Large Cap Growth
                                        CRT Shares
--------------------------------------------------

Shareholder Fees                              None

Annual Operating Expenses
--------------------------------------------------
Management fee                                0.60
Distribution (12b-1) fees                     None
Other Expenses                                1.16

* Total annual operating expenses             1.76



* The Advisor has agreed to limit expenses of the Fund to .80% of its average daily net assets. The Advisor will waive management fees and, if necessary, reimburse expenses of the Fund, to the extent, total annual operating expenses are greater than .80% of its average daily net assets. Management reserves the right to implement and discontinue expense limitations at any time.

The table below shows the anticipated expenses on a $10,000 investment in the Fund over the indicated periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

Expenses on a $10,000 investment* ($)

           1 Year 3 Years 5 Years 10 Years
------------------------------------------

CRT Shares    179     554     954    2,073


* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns, no voluntary expense reduction and no change in operating expenses.

----------------------------------------------------------------------------

1             CRT Shares commenced operations on 1/03/00.


2             The S&P 500(R) Index is an unmanaged index of 500 large U.S.
              companies.


BNY Hamilton Large Cap Growth CRT Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2000 has been audited by Ernst & Young LLP whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.

 CRT Shares--Year Ended December 31,                                    2000/1/


Per-Share Data ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period                                    10.00
Income from investment operations:
  Net investment income                                                    0.06
  Net realized and unrealized gain on investments                          0.03
  Total income from investment operations                                  0.09
Less distributions:
  Dividends from net investment income                                    (0.05)
  Distributions from capital gains                                        (0.01)
  Total dividends and distributions                                       (0.06)
Net asset value at end of period                                          10.03
Total return (%)                                                         0.87/2/

Ratios/Supplemental Data (%)
--------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                    14,920
Ratio of expenses (after reduction) to average net assets                0.80/3/
Ratio of expenses (before reduction) to average net assets               1.76/3/
Ratio of net investment income (after reduction) to average net assets   0.52/3/
Portfolio turnover rate                                                     5/2/


----------------------------------------------------------------------------
1 CRT Shares commenced operations on 1/03/00.
2 Not annualized.
3 Annualized.

                                          BNY Hamilton Large Cap Growth CRT Fund

        BNY HAMILTON


         S MALL CAP GROWTH CRT FUND


CUSIP Number: 05561M721

Small Cap Growth CRT Fund


INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing primarily in equity securities of small domestic and foreign companies.

MANAGEMENT STRATEGY

Individual security selection is the primary investment focus, rather than industry allocation. Within the universe of small-capitalization companies whose market capitalizations are between $100 million and $1.5 billion, the Fund targets those with above-average earnings growth that have exceeded market expectations. Among this group, the Fund emphasizes companies that dominate niche markets, and thus exert more control over the pricing and supply in their markets. The Fund expects the companies it invests in to achieve sustained growth in earnings or revenues over the next two to three years. Specific factors that may suggest growth include:

 . expanded operations

 . new products or technologies

 . new distribution channels

 . generally favorable industry conditions

 . revitalized company management

To complement these core investments, the portfolio manager looks for opportunities to take advantage of industry cycles, and thus may overweight different sectors as economic conditions change. The Fund may continue to invest in companies in its portfolio even after their market capitalizations exceed $1.5 billion.

Although the Fund intends to invest primarily in equity securities of U.S. issuers, it may invest without limit in equity securities of foreign issuers, including those in emerging markets. Under normal circumstances, the Fund will invest at least 65% of its assets in small-capitalization stocks. As a temporary defensive measure, the Fund may invest more than 35% of its assets in cash or cash equivalents. Under such circumstances, the Fund would not be pursuing its investment objective.



BNY Hamilton Small Cap Growth CRT Fund

MAIN INVESTMENT RISKS

The value of your investment in the Fund generally will fluctuate with stock market movements. Since the prices of the small-capitalization stocks emphasized by the Fund have historically been more volatile than those of larger companies, the ups and downs of your investment in the Fund may be more extreme than the market as a whole.

As a group, small companies are usually relatively young, and their short track records make it difficult to build a case for sustainable long-term growth. Limited product lines, niche markets, and small capital reserves may not allow small companies to survive temporary setbacks. In a declining market, these stocks can also be hard to sell at a price that is beneficial to the Fund.

The portfolio manager's investment strategies may not work out as planned, and the Fund's performance could suffer. You may, therefore, lose money.

Investments in foreign securities involve additional risks, including potentially unfavorable currency exchange rates, limited or misleading financial information, generally higher transaction costs and political and economic disturbances ranging from tax legislation to military coups. These risks are magnified in emerging markets.


An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


--------------------------------------------------------------------------------

 Small-Cap Companies and Growth Investing


Small companies tend to grow or fade quickly by their nature. Their market valuations are often based more on investors' belief in their future potential than on their current balance sheets. Since market sentiment can change from one day or week to the next, small-cap stock prices have historically been more volatile than those of large-cap stocks. Growth investors are often attracted to small companies for their specialization and innovation.


Specialization: Small companies often occupy niche markets, catering to a specific geography or industry. They can grow to dominate such markets rapidly, but are also threatened by even temporary downturns.

Innovation: Bold ideas for products or services are the basis of many small companies. A company's ability to sustain its innovative culture and broaden its markets, however, is difficult to predict.

-----------------------------------------------


                                          BNY Hamilton Small Cap Growth CRT Fund

PAST PERFORMANCE


The table below presents the Fund's average annual returns since inception along with a widely recognized index.

 Average annual total returns (%) as of 12/31/00*


                       Since
                      1/03/00
-----------------------------

CRT Shares/1/            9.58

Russell 2000 Index/2/   -3.03



* Assumptions: All dividends and distributions reinvested.



Since the Fund only has annual total returns for one calendar year as of December 31, 2000, no historical performance information has been presented.


FEES AND EXPENSES

The table below outlines the fees and expenses you could expect to pay as an investor in the Fund. ''Annual Operating Expenses" are deducted from Fund assets, and are reflected in the total return. Shareholders pay no sales charge
(load) or out-of-pocket expenses.

 Fee table (% of average net assets)


                                  Small Cap Growth
                                        CRT Shares
--------------------------------------------------

Shareholder Fees                              None

Annual Operating Expenses

--------------------------------------------------
Management fee                                0.75
Distribution (12b-1) fees                     None
Other expenses                                2.28

* Total annual operating expenses             3.03



* The Advisor has agreed to limit expenses of the Fund to 0.96% of its average daily net assets. The Advisor will waive management fees and, if necessary, reimburse expenses of the Fund, to the extent, total annual operating expenses are greater than 0.96% of its average daily net assets. Management reserves the right to implement and discontinue expense limitations at any time.

The table below shows the anticipated expenses on a $10,000 investment in the Fund over the indicated periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

 Expenses on a $10,000 investment* ($)


           1 Year 3 Years 5 Years 10 Years
------------------------------------------

CRT Shares    306     936   1,591    3,346


* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns, no voluntary expense reduction and no change in operating expenses.

----------------------------------------------------------------------------
1 CRT Shares commenced operations on 1/03/00.


2 The Russell 2000 Index is an unmanaged index of small U.S. companies.

BNY Hamilton Small Cap Growth CRT Fund

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2000 has been audited by Ernst & Young LLP whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.

  CRT Shares--Year Ended December 31,                                  2000/1/

 ------------------------------------------------------------------------------

 Per-Share Data ($)
 ------------------------------------------------------------------------------
 Net asset value at beginning of period                                 10.00
 Income (loss) from investment operations:
  Net investment loss                                                   (0.01)
  Net realized and unrealized gain on investments                        0.96
  Total income from investment operations                                0.95
 Less distributions:
  Distributions from capital gains                                      (0.10)
  Total distributions                                                   (0.10)
 Net asset value at end of period                                       10.85
 Total return (%)                                                       9.53/2/

 Ratios/Supplemental Data (%)
 ------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                                  6,394
 Ratio of expenses (after reduction) to average net assets              0.96/3/
 Ratio of expenses (before reduction) to average net assets             3.03/3/
 Ratio of net investment loss (after reduction) to average net assets (0.11)/3/
 Portfolio turnover rate                                                  35/2/


----------------------------------------------------------------------------
1 CRT shares commenced operations 1/03/00.
2 Not annualized.
3 Annualized.


                                          BNY Hamilton Small Cap Growth CRT Fund

        BNY HAMILTON


         I NTERNATIONAL EQUITY CRT FUND


CUSIP Number: 05561M713


International Equity CRT Fund



INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

MANAGEMENT STRATEGY


The Fund's country allocation normally reflects, within a range of 5%, that of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI
EAFE) Index. Economic conditions within regions may determine the types of industries and securities the Fund will favor. In a recovering economy, for instance, the Fund might emphasize exporters over financial services companies. The Fund emphasizes investments in dynamic industries that are experiencing changes, whether through growth or restructuring.


In selecting individual stocks, the Fund emphasizes large companies, which the Fund classifies as a company in a developed market with a market capitalization over the equivalent of U.S. $1 billion, and a company in an emerging market with a market capitalization that ranks in the top one-third of the publicly traded companies in that market. While emphasizing large companies, the Fund considers companies of all sizes with the following characteristics:

 . high-quality earnings

 . potential long-term growth

 . strong management

 . reasonable valuation

Investment research includes fundamental financial analysis and on-site visits. The Fund generally diversifies its investments across many countries, but it may concentrate up to 50% of its assets in a single country. The Fund may not invest in certain developing countries, including Russia, but it may invest in other more stable emerging markets.

Under normal circumstances, the Fund intends to be fully invested in common stocks. As a temporary defensive measure, the Fund may invest more than 35% of its assets in U.S. cash or cash equivalents. Under such circumstances, the Fund would not be pursuing its investment objective.



BNY Hamilton International Equity CRT Fund

MAIN INVESTMENT RISKS

The value of your investment in the Fund will generally fluctuate with stock market movements in the countries in which the Fund is invested. Since the prices of many non-U.S. stocks emphasized by the Fund have historically been more volatile than those of U.S. stocks, the ups and downs of your investment in this Fund may be more extreme.

As a group, the large-capitalization stocks emphasized by this Fund could fall out of favor with the market, particularly in comparison with small- or medium-capitalization stocks.


Investments in smaller companies, on the other hand, have historically been more volatile than those of larger companies. To the extent that the Fund invests in smaller companies, the volatility of your investment may increase.



Investments in foreign securities involve additional risks. Unfavorable currency exchange rates could decrease the value of your investment in terms of U.S. dollars. Transaction expenses are generally higher on foreign exchanges than in the U.S., which could affect performance. Furthermore, foreign taxes could also detract from performance. Some foreign companies do not adhere to uniform accounting principles, so publicly available financial information may be limited or misleading. Political and social unrest could also affect the performance of this Fund. These risks are magnified in emerging markets.

The portfolio manager's asset allocation strategy or choice of specific securities may not work out as planned, and the Fund could underperform its peers or lose money.

In periods of market uncertainty, some of the portfolio's securities could prove difficult to sell at a price that is beneficial to the Fund.


An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
 Globalization and International Investing

With more than half of the world's market opportunities outside the U.S., international funds offer investors greater diversification than a purely domestic portfolio. International markets are experiencing many of the same dynamics that drove U.S. stock growth in the 1990s:

 . corporate restructuring

 . increased emphasis on shareholder value

 . growing pool of investors through retirement and other savings plans

Meanwhile, global competition is spurring companies worldwide, and particularly in developed economies, to increase their efficiency by cutting costs, relocating production facilities, out-sourcing non-essential processes and focusing on their core businesses.

Businesses in emerging markets may benefit substantially from free-market reforms, reduced barriers to trade and rising standards of living.
-----------------------------------------------

                                      BNY Hamilton International Equity CRT Fund

PAST PERFORMANCE


The table below presents the Fund's average annual returns since inception along with a widely recognized index.

 Average annual total returns (%) as of 12/31/00*


                                                  Since
                                                 1/03/00
                        --------------------------------

                        CRT Shares/1/             -17.89

                        MSCI EAFE Gross Index/2/  -13.96



* Assumptions: All dividends and distributions reinvested.



Since the Fund only has annual total returns for one calendar year as of December 31, 2000, no historical performance information has been presented.

FEES AND EXPENSES

The table below outlines the fees and expenses you could expect to pay as an investor in the Fund. ''Annual Operating Expenses" are deducted from Fund assets, and are reflected in the total return. Shareholders pay no sales charge
(load) or out-of-pocket expenses.

 Fee table (% of average net assets)


                                               International Equity
                                                         CRT Shares
             ------------------------------------------------------

             Shareholder Fees                                  None

             Annual Operating Expenses

             ------------------------------------------------------
             Management fee                                    0.85
             Distribution (12b-1) fees                         None
             Other expenses                                    3.70

             * Total annual operating expenses                 4.55



* The Advisor has agreed to limit expenses of the Fund to 1.22% of its average daily net assets. The Advisor will waive management fees and if necessary, reimburse expenses of the Fund, to the extent, total annual operating expenses are greater than 1.22% of its average daily net assets. Management reserves the right to implement and discontinue expenses limitations at any time.

The table below shows the anticipated expenses on a $10,000 investment in the Fund over the indicated periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.


 Expenses on a $10,000 investment* ($)


                              1 Year 3 years 5 Years 10 Years
                   ------------------------------------------

                   CRT Shares    456   1,374   2,301    4,654


* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns, no voluntary expense reduction and not change in operating expenses.

----------------------------------------------------------------------------
1 CRT Shares commenced operations on 1/03/00.


2 The MSCI EAFE is an unmanaged index of stocks of companies in Europe, Australasia and the Far East.


BNY Hamilton International Equity CRT Fund

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2000 has been audited by Ernst & Young LLP whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.

CRT Shares--Year Ended December 31,                                     2000/1/

---------------------------------------------------------------------------------

Per-Share Data ($)
---------------------------------------------------------------------------------
Net asset value at beginning of period                                    10.00
Income (loss) from investment operations:
 Net realized and unrealized loss on investments                          (1.78)
 Total from investment operations                                         (1.78)
Net asset value at end of period                                           8.22
Total return (%)                                                       (17.80)/2/

Ratios/Supplemental Data (%)
---------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                     5,263
Ratio of expenses (after reduction) to average net assets                1.22/3/
Ratio of expenses (before reduction) to average net assets               4.55/3/
Ratio of net investment income (after reduction) to average net assets   0.03/3/
Portfolio turnover rate                                                    10/2/


----------------------------------------------------------------------------
1 CRT shares commenced operations 1/03/00.
2 Not annualized.
3 Annualized.


                                      BNY Hamilton International Equity CRT Fund

ACCOUNT POLICIES
DAILY NAV CALCULATION


Each Fund calculates its net asset value per share (NAV) at the close of regular trading on the New York Stock Exchange each day that the exchange is open. When market prices are not available, the Funds will use fair value prices as determined by the Board of Directors. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.


Purchase orders received before the close of the New York Stock Exchange will be executed at the NAV calculated at that day's close.

The Funds invest, or may invest, in securities that are traded on foreign exchanges, which may be open when the New York Stock Exchange is closed. The value of your investment in the Funds may change on days when you will be unable to purchase or redeem shares.

OPENING AN ACCOUNT/ PURCHASING SHARES

 Minimum investment requirements


                                  Minimum   Minimum
                                  initial  continuing Minimum
                  Account Type    Investor   Shares   balance
                  -------------------------------------------
                  Regular Account  $10,000     $1,000  $1,000


                  Call 800-426-9363 for details.


Account Policies

OPENING AN ACCOUNT/PURCHASING SHARES

 Open an account                                               Add to your investment


Mail
---------------------------------------------------------------------------------------------------------------------------

Send completed new account application and a check payable    Send a check payable directly to your fund to:
directly to each fund you want to invest in to:
BNY Hamilton Funds                                            BNY Hamilton Funds, Inc.
P.O. Box 163310                                               P.O. Box 806
Columbus, OH 43216-3310                                       Newark, NJ 07101-0806
For all enrollment forms, call 800-426-9363.                  If possible, include a tear-off payment stub from one of your transaction confirmation or account statements.

Wire
---------------------------------------------------------------------------------------------------------------------------

The funds do not charge a fee for wire transactions, but your bank may.

Mail your completed new account application to the Ohio address above. Call the transfer agent at 800-952-6276 for an account number.

Instruct your bank to wire funds to a new account at:         Instruct your bank to wire funds to:

The Bank of New York                                          The Bank of New York
New York, NY 10286                                            New York, NY 10286
ABA: 021000018                                                ABA: 021000018
BNY Hamilton Funds                                            BNY Hamilton Funds
DDA 8900275847                                                DDA 8900275847
Attn: [your fund]                                             Attn: [your fund]
Ref: [your name, account number and taxpayer ID]              Ref: [your name, account number and taxpayer ID]

Dealer
---------------------------------------------------------------------------------------------------------------------------

Note: a broker-dealer may charge a fee.

Contact your broker-dealer.                                   Contact your broker-dealer.


                                                                Account Policies

Purchases by personal check: Checks or money orders should be in U.S. dollars and payable to the specific fund you wish to invest in. The Funds do not accept third-party checks. In addition, you may not receive proceeds from redemptions until your original purchase clears, which may take up to ten business days.


Wire transactions: The Funds do not charge a fee for wire transfers from your bank to the Funds. However, your bank may charge a service fee for wiring funds.

Tax Deductions and Consequences: The four-tier tax system applied to the payout of a CRT to the income beneficiary has been referred to as a worst in/first out system. That is, to the extent that tier one items (dividends, taxable bond interest, and short-term gains) are received by the trust, that is considered the tax status of that portion of the payout. To the extent that the payout exceeds the amount of tier one items received by the trust, the next portion of the payout is taxed at tier two levels (long-term capital gains rates) to the extent that the trust has realized long-term gains. Since CRTs retain the cost basis and holding period of the funding assets and many CRTs are funded with appreciated assets, there is frequently a reservoir of long-term gains inside trusts. On an accounting basis, income beneficiaries may find it desirable to have as much of their payout taxed as long-term gain rather than ordinary income. In cases where the payout exceeds the accumulated tier one and tier two distributions, distributions that are tier three (i.e. tax-exempt interest) would be next. It is not anticipated that the Funds will generate any tax-exempt interest. Finally, in cases where the payout exceeds the amount of the top three tiers, the remainder of the payout is deemed return of principal.

Account Policies

EXCHANGES/REDEEMING SHARES

 To exchange shares between mutual funds (minimum $500)    To redeem shares


Phone
------------------------------------------------------------------------------------------------------------------------

Call 800-426-9363.                                        Call 800-426-9363.

                                                          The proceeds can be wired to your bank account two business days after your redemption request, or a check can be mailed to you at the address of record on the following business day.

Mail
------------------------------------------------------------------------------------------------------------------------

Your instructions should include:                         Your instructions should include:

 .your account number                                      .your account number
 .names of the funds and number of shares of dollar amount .names of the funds and number of shares of dollar amount
 you want to exchange.                                     you want to exchange.

                                                          A signature guarantee is required whenever:
                                                          .you redeem more than $50,000
                                                          .you want to send proceeds to a different address
                                                          .you have changed your account address within the last
                                                           60 days

Dealer
------------------------------------------------------------------------------------------------------------------------

Contact your broker-dealer.                               Contact your broker-dealer.

Systematic Withdrawal

------------------------------------------------------------------------------------------------------------------------

Requires $10,000 minimum fund balance                     You can choose from several options for monthly, quarterly, semi-annual or annual withdrawals:
                                                          .declining balance
                                                          .fixed dollar amount
                                                          .fixed share quantity
                                                          .percentage of your fixed account


                                                          Call 800-426-9363 for details.


MAKING EXCHANGES/ REDEEMING SHARES

As with purchase orders, redemption requests received before the regular close of the New York Stock Exchange will be executed at the offering price calculated at that day's close.


The BNY Hamilton Equity CRT Funds are available only to direct investments over $10,000 or to investors who have specific asset management relationships with the Advisor. Please contact your Bank of New York representative for detailed instructions and additional policies.

As with purchase orders, Fund shares are redeemed at the next NAV per share calculated after the transfer agent receives the redemption request.

                                                                Account Policies

The Funds do not issue share certificates.

Reserved rights: The Funds reserve the following rights:

 . To suspend sale of shares to the public

 . To reject any exchange request and to modify or terminate exchange privileges


 . To delay wiring redemption proceeds for up to seven days, if the Advisor believes an earlier payment could adversely affect a Fund

 . To suspend the right of redemption

Exchange minimums: You may exchange shares between the The BNY Hamilton Equity CRT Funds, The BNY Hamilton Money Fund--Hamilton Premier Shares, The BNY Hamilton Treasury Money Fund--Hamilton Premier Shares, and the Institutional class of the Taxable and Tax-Exempt Fixed Income Funds provided you meet the minimum account balance requirement. Shares to be exchanged must have a value of at least $10,000. If you will be investing in a new Fund, you must exchange enough shares to meet the minimum balance requirement.

To make an exchange, contact your Bank of New York representative.

From the perspective of tax liability, an exchange is the same as a redemption from one fund and a purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange.

Signature guarantees: You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.

Redemptions In-Kind: The Funds reserve the right to make payment in securities rather than cash. This could occur under extraordinary circumstances, such as a very large redemptions that could affect a Fund's operations (for example, more than 1% of the Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in-kind will consist of securities equal in market value to your shares. When the shareholder converts these securities to cash, they will pay brokerage charges.

Account Policies

DISTRIBUTIONS AND TAX CONSIDERATIONS

Each Fund pays dividends and capital gains distributions, if any, at least annually, approximately 10 calendar days before month end. Distributions are automatically paid in cash. Notify the transfer agent in writing to:

 . choose to receive dividends or distributions (or both) in additional fund shares

 . change the way you currently receive distributions

Your taxable income is the same regardless of which option you choose.

Type of Distribution        Federal Tax Status

Dividends from net           ordinary income   (Tier 1)
investment income

Short-term capital gains     ordinary income   (Tier 1)

Long-term capital gains       capital gains    (Tier 2)

Dividends from net              not taxed      (Tier 3)
investment income from tax-
exempt source

Return of Principal             not taxed      (Tier 4)


Distributions from the Funds are expected to be primarily long-term capital gains.

Income paid out by the Funds includes all dividend and interest income, which is fully taxable as income to the beneficiaries. Income will vary depending upon the investment performance and yield of the Funds.


The Funds issue detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investor who does not provide a valid Social Security or taxpayer identification number to the Funds may be subject to federal backup withholding tax.


You should consult your tax advisor about your own particular tax situation.


INVESTMENT ADVISOR


The Bank of New York, located at One Wall Street, New York, NY 10286, is the Advisor of the Funds. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $77 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $66 billion in investments for institutions and individuals.



Credit Agricole Asset Management (formerly known as IndoCam International Investment Services), located at 90, boulevard Pasteur- 75730 Paris Cedex 15-France, is the Sub-Advisor for the BNY Hamilton International Equity CRT Fund. Credit Agricole manages $149 billion of non-U.S. assets.


Advisor compensation: The Advisor is responsible for all business activities and investment decisions for the Funds. In return for these services, each Fund pays the Advisor an annual fee.

                                                          Fee as
                                                          a % of
                                                          average
                                                         daily net
              Fund                                        assets


              BNY Hamilton Large Cap Growth CRT Fund         0.60%

              BNY Hamilton Small Cap Growth CRT Fund         0.75%

              BNY Hamilton International Equity CRT Fund     0.85%





                                                                Account Policies

PORTFOLIO MANAGERS

Day-to-day management of the Funds is handled by a team of investment professionals, under the leadership of a portfolio manager, described below.


BNY Hamilton Large Cap Growth CRT Fund is managed by Charles Goodfellow and DeAnne Steele. Mr. Goodfellow is senior portfolio manager of the Fund and a Vice President of the Advisor. He has managed the Fund since its inception in 2000 and has been managing common trust funds since he joined the Advisor in 1989. Ms. Steele, an Assistant Vice President, joined the Advisor in 1999 and has managed the Fund since 2000. Prior to joining the Advisor, she was a Portfolio Manager at The Northern Trust Company.


BNY Hamilton Small Cap Growth CRT Fund is managed by John C. Lui. Mr. Lui is a Vice President of the Advisor and has managed the BNY Hamilton Small Cap Growth CRT Fund since its inception in 2000. He joined the Advisor in 1994 and has been managing assets since 1987. Before joining the Advisor, Mr. Lui managed global equity and bond portfolios for Barclays Global Asset Management.


BNY Hamilton International Equity CRT Fund is managed by the Advisor and Credit Agricole Asset Management (formerly known as IndoCam International Investment Services), the Sub-Advisor for this Fund. Mary Clare Bland is a Vice President of the Advisor and has managed the BNY Hamilton International Equity CRT Fund since its inception in 2000, and has been managing assets with the Advisor since 1998. Before that, Ms. Bland was a loan markets analyst for Loan Pricing Corporation from 1996 to 1997, taught economics at the University of Gdansk in Poland from 1995 to 1996 and completed her doctorate in economics at Indiana University from 1991 to 1995.

Account Policies

                              BNY HAMILTON FUNDS
                         INVEST WITH A TRUSTED LEADER

FOR MORE INFORMATION

Annual and Semi-Annual Reports
These include commentary from the fund managers on the market conditions and investment strategies that significantly affected the fund's performance, detailed performance data, a complete inventory of the funds' securities and a report from the funds' auditor.

Statement of Additional Information (SAI)
The SAI contains more detailed disclosure on features and policies of the funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this prospectus).

You can obtain these documents free of charge, make inquiries or request other information about the funds by contacting your dealer or:

BNY Hamilton Funds
PO Box 163310
Columbus, OH 43216-3310
1-800-426-9363

Information is also available from the SEC:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-6009
www.sec.gov

For information on the operation of the SEC's public reference room where documents may be viewed and copied, call:

1-800-SEC-0330

Note: The SEC requires a duplicating fee for paper copies.
SEC File Number: 811-6654






                                                              BNY
                                                           HAMILTON
                                                             FUNDS


                                                  INVEST WITH A TRUSTED LEADER

                                                  90 Park Avenue, 10th Floor
                                                       New York, NY 10016



                                                                 04/01 BNY-0121

                                   -----------
                                       BNY
                                    --------
                                    HAMILTON
                                   -----------

                                   PROSPECTUS


                                 --------------
                                 APRIL 30, 2001
                                 --------------

EQUITY INCOME FUND

LARGE CAP VALUE
FUND

LARGE CAP GROWTH
FUND

INTERNATIONAL
EQUITY FUND

SMALL CAP GROWTH
FUND

INTERMEDIATE
GOVERNMENT FUND

INTERMEDIATE
INVESTMENT
GRADE FUND

INTERMEDIATE
TAX-EXEMPT FUND

INTERMEDIATE
NEW YORK
TAX-EXEMPT FUND

S&P 500 INDEX FUND

U.S. BOND MARKET
INDEX FUND

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.



                                       BNY
                                    HAMILTON
                                      FUNDS

                          INVEST WITH A TRUSTED LEADER

 ABOUT THE FUNDS


               4   BNY Hamilton Equity Income Fund

               8   BNY Hamilton Large Cap Value Fund

              12   BNY Hamilton Large Cap Growth Fund

              16   BNY Hamilton International Equity Fund

              20   BNY Hamilton Small Cap Growth Fund

              24   BNY Hamilton Intermediate Government Fund

              28   BNY Hamilton Intermediate Investment Grade Fund

              32   BNY Hamilton Intermediate Tax-Exempt Fund

              36   BNY Hamilton Intermediate New York Tax-Exempt
                   Fund

              40   BNY Hamilton S&P 500 Index Fund

              44   BNY Hamilton U.S. Bond Market Index Fund



 ACCOUNT POLICIES

                    48  Daily NAV Calculation

                    48  Distribution (12b-1) Plan

                    48  Opening an Account/Purchasing Shares

                    50  Making Exchanges/Redeeming Shares

                    51  Distributions and Tax Considerations

                    52  Investment Advisor

                    53  Portfolio Managers


FOR MORE INFORMATION

Back Cover

AN INTRODUCTION TO BNY HAMILTON FUNDS

The BNY Hamilton Funds aim for high investment returns with consistent performance over many market cycles.


The equity funds are presented in order from most conservative to most aggressive and invest primarily in common stocks of companies. The BNY Hamilton International Equity Fund invests primarily in companies outside the U.S. These funds are best suited for long-term investment.

The fixed-income funds, also presented in order from most conservative to most aggressive, seek to provide current income and stability of principal to varying degrees. The tax-exempt funds further aim to generate income that is free from federal and/or state income tax.


The BNY Hamilton Funds also offer index funds which provide broad market exposure in passively managed portfolios.


The above funds are valuable components in most investors' overall portfolios. The percentage of your portfolio you allocate to each would depend on your time horizon, tax bracket, investment goals and tolerance for risk, among other factors.

RISKS OF MUTUAL FUND INVESTING

Investments in mutual funds are not bank deposits, nor are they guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important to read all the disclosure information provided and to understand that you could lose money by investing in any of these funds.

        BNY HAMILTON

         EQUITY INCOME FUND


CUSIP Numbers:
Institutional Shares 05561M770
Investor Shares 05561M408




INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation with a yield greater than the yield of the Standard & Poor's 500 Index.

MANAGEMENT STRATEGY

The Fund pursues its objective by investing primarily in the common stock, and securities convertible into common stock, of U.S. and foreign companies. At least 65% of the Fund's assets will normally be invested in equity securities that pay dividends or interest. The portfolio is diversified broadly across market sectors, while focusing on interest rate-sensitive industries, such as financial services, utilities and real estate investment trusts (REITs). The Fund may emphasize different sectors in the future.

The portfolio manager evaluates current economic conditions and the relative merits of growth and yield in deciding how to allocate the Fund's investments between common stock and convertible securities. Convertible securities can temper losses in a declining stock market by providing steady income while still offering opportunities for capital growth.

Fundamental financial analysis is used to identify companies with reasonable valuations that pay above-average dividends and have a history of consistent growth with stable, predictable cash flows. While such companies are generally large, the Fund may invest in companies of any size. Once these companies have been identified, the Fund may invest in their common stocks or convertible securities based on their relative attractiveness. The Fund's portfolio generally includes holdings of 80 to 100 companies.


Under normal circumstances, the Fund intends to be fully invested in common stock and convertible securities, although it is permitted to invest in virtually any type of security. Most of the Fund's investments have been domestic, but it may also invest without limit in equity securities of foreign issuers, including those of emerging markets.

Within limits, the Fund may also use certain derivatives, which are investments whose value is determined by underlying securities or indices. As a temporary defensive measure, the Fund may invest more than 35% of its assets in cash or cash equivalents. Under such circumstances, the Fund would not be pursuing its investment objective.


BNY Hamilton Equity Income Fund

MAIN INVESTMENT RISKS

The value of your investment in the Fund generally will fluctuate with stock market movements. As a group, the large-capitalization stocks emphasized by the Fund could fall out of favor with the market, particularly in comparison with small- or medium-capitalization stocks.

In a strong market, convertible securities that pay above-average dividends generally lag other types of equity securities. If stocks in the portfolio reduce or eliminate their dividend payments, the fund will generate less income.

The portfolio manager's investment strategies may not work out as planned, and the Fund's performance could suffer.
The value of debt securities, including convertible securities, is most affected by interest rates. When interest rates rise, bond prices generally fall in proportion to their maturity. Any debt securities held by the Fund could be downgraded in credit rating or go into default.

Investments in foreign securities involve additional risks, including potentially unfavorable currency exchange rates, limited or misleading financial information, generally higher transaction costs and political and economic disturbances ranging from tax legislation to military coups. These risks are magnified in emerging markets.


An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


--------------------------------------------------------------------------------

 Equity Investing and Convertibles

Convertibles are fixed-income corporate securities that pay regular interest and may be converted into shares of a company's common stock. The number of shares a convertible will turn into, its conversion ratio, is established when the security is issued. Thus, a convertible security's value can rise along with the company's common stock while providing the current income and lower volatility of a bond investment.
At the same time, convertible securities are subject to many of the risks of both stock and bond investing. Their value is influenced primarily by stock market movements but also by changes in interest rates.
Convertibles are usually callable, meaning that the company can prepay its obligation, and the call terms can affect the security's value significantly.

-----------------------------------------------

                                                 BNY Hamilton Equity Income Fund

PAST PERFORMANCE

The following chart demonstrates the risk of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance.

 Investor Shares annual total returns/1 /(%) as of 12/31/00

[CHART]

9311.94

94-2.58

9525.78

9619.58

9725.85

9812.82

9914.27

20006.26
           Best quarter: Q4 '99 +13.70   Worst quarter: Q3 '98 -9.76


The table below presents the Fund's average annual returns over various periods along with a widely recognized index.

 Average annual total returns (%) as of 12/31/00*


                                        Since
                        1 Year 5 Years 8/10/92
----------------------------------------------
Institutional Shares/2/   6.56   15.83   14.12

Investor Shares/1/        6.26   15.60   13.98

S&P 500/3/               -9.11   18.34   13.50



* Assumptions: All dividends and distributions reinvested.


FEES AND EXPENSES

The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out-of-pocket expenses.

 Fee table (% of average net assets)


                                             Institutional Investor
                                                    Shares   Shares
             ------------------------------------------------------
             Shareholder Fees                         None     None

             Annual Operating Expenses
             ------------------------------------------------------
             Management fee                           0.60     0.60
             Distribution (12b-1) fees                  --     0.25
             Other expenses                           0.25     0.25

             Total annual operating expenses          0.85     1.10


The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

 Expenses on a $10,000 investment* ($)


                                   1 Year 3 Years 5 Years 10 Years
              ----------------------------------------------------
              Institutional Shares   87     271     471    1,049
              Investor Shares       112     350     606    1,340

* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.
----------------------------------------------------------------------------

1 Investor Shares commenced operations on 8/10/92.
2 Before 4/1/97, performance figures are based on the performance of Investor
  Shares of the Equity Income Fund.
3 The S&P 500 is an unmanaged index of 500 large U.S. companies.


BNY Hamilton Equity Income Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2000 has been audited by Ernst & Young LLP*, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.

Institutional Shares--Year Ended December 31,            2000        1999        1998       1997/1/


Per-Share Data ($)
-----------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 16.51       16.57       15.54        14.21
Income from investment operations:
  Net investment income                                 0.30        0.28        0.28         0.25
  Net realized and unrealized gain on investments       0.75        2.02        1.73        3.25
  Total income from investment operations               1.05        2.30        2.01        3.50
Less distributions:
  Dividends from net investment income                 (0.29)      (0.29)      (0.27)      (0.24)
  Distributions from capital gains                     (1.49)      (2.07)      (0.71)      (1.93)
  Total dividends and distributions                    (1.78)       2.36       (0.98)      (2.17)
Net asset value at end of period                       15.78       16.51       16.57        15.54
Total return (%)                                        6.56       14.51       13.18       24.73/2/

Ratios/Supplemental Data (%)
-----------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                529,486     547,250     528,233      522,524
Ratio of expenses to average net assets                 0.85        0.87        0.89        0.87/3/
Ratio of net investment income to average net assets    1.81        1.63        1.77        2.07/3/
Portfolio turnover rate                                   35          53          39          65/2/

Investor Shares--Year Ended December 31,                2000       1999       1998       1997        1996


Per-Share Data ($)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                16.47      16.53      15.53      14.12       12.99
Income from investment operations:
  Net investment income                                0.26       0.24       0.25       0.35        0.30
  Net realized and unrealized gain on investments      0.74       2.01       1.71       3.27        2.22
  Total income from investment operations              1.00       2.25       1.96       3.62        2.52
Less distributions:
  Dividends from net investment income                (0.25)     (0.24)     (0.25)     (0.28)      (0.29)
  Distributions from capital gains                    (1.49)     (2.07)     (0.71)     (1.93)      (1.10)
  Total dividends and distributions                   (1.74)     (2.31)     (0.96)     (2.21)      (1.39)
Net asset value at end of period                      15.73      16.47      16.53      15.53       14.12
Total return (%)                                       6.26      14.27      12.82      25.85       19.58

Ratios/Supplemental Data (%)
------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                35,129     37,994     37,212     34,213     216,363
Ratio of expenses to average net assets                1.10       1.12       1.17       1.01        0.97
Ratio of net investment income to average net assets   1.56       1.38       1.50       1.77        2.17
Portfolio turnover rate                                  35         53         39         65          58

----------------------------------------------------------------------------

* Ernst & Young LLP has audited the figures since 1999.
 KPMG LLP audited the figures for 1997 and 1998.

 Deloitte & Touche LLP audited the figures for 1996.
1 Institutional shares commenced operations on 4/1/97.
2 Not annualized.
3 Annualized.

                                                 BNY Hamilton Equity Income Fund

        BNY HAMILTON

         LARGE CAP VALUE FUND


CUSIP Numbers:
Institutional Shares 05561M689
Investor Shares 05561M975



INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation; current income is a secondary consideration.

MANAGEMENT STRATEGY


The Fund's Advisor's strategy is to use a bottom-up value-oriented approach to choosing stocks. The Advisor identifies large capitalization stocks that are undervalued in terms of price or other financial measurements with above-average growth potential. The bottom-up approach looks primarily at individual issuers against the context of broader market factors. Some of the factors which the Advisor uses when analyzing individual issuers include:

 . relative earnings growth

 . profitability trends

 . relatively low price-to-earnings and price-to-book ratios

 . issuers' financial strength

 . valuation analysis and strength of management

 . risk-adjusted growth combined with dividend yield


The Advisor uses this selection analysis to identify those issuers that exhibit one or more of the following criteria: below-average valuation multiples; improving financial strength; and a catalyst which will allow the stock to reach what the Advisor believes to be the stock's intrinsic value, generally within a year.


Catalysts considered by the Advisor in selecting securities include:

 . near-term catalysts, such as product introductions, cost-cutting initiatives, a cyclical surge in profits or a change in management

 . a management team committed to its shareholders' interests

The Fund's portfolio generally includes large-capitalization stocks of companies whose market capitalization is $3 billion or more. The Fund may also invest up to 35% of its overall portfolio in companies with a market capitalization of less than $3 billion. However, such companies will have a market capitalization of at least $100 million at the time of purchase.

Although the Fund intends to invest primarily in equity securities of U.S. issuers, it may invest without limit in equity securities of foreign issuers, including those in emerging markets. Within limits, the Fund also may use certain derivatives (i.e. options, futures), which are investments whose value is determined by underlying securities or indices.

Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of large-capitalization issuers and will maintain a weighted market capitalization of $3 billion. As a temporary defensive measure, the Fund may invest more than 35% of its assets in cash or cash equivalents. Under such circumstances, the Fund may not achieve its investment objective.



BNY Hamilton Large Cap Value Fund

MAIN INVESTMENT RISKS

The value of your investment in the Fund generally will fluctuate with stock market movements. Large-capitalization stocks could fall out of favor with the market, particularly in comparison with small- or medium-capitalization stocks. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that stocks judged to be undervalued may actually be appropriately priced, or that their prices may go down. While the Fund's investments in value stocks may limit downside risk over time, the Fund may, as a trade-off, produce more modest gains than riskier stock funds.

Small companies tend to grow or fade quickly by their nature. Their market valuations are often based more on investors' belief in their future potential than on their current balance sheets. Since market sentiment can change from one day to the next, small-cap stock prices have historically been more volatile than those of large-cap stocks.

Investors are often attracted to small companies for their specialization and innovation.

The portfolio manager's investment strategies may not work out as planned, and the Fund's performance could suffer. You may, therefore, lose money.

Investments in derivatives may be a surrogate to the performance of their related underlying securities. However, because derivatives may not perfectly represent the value of the related underlying securities, and because derivatives depend on the performance of other parties to the derivatives, using derivatives could limit profits or increase losses in comparison with investment in underlying securities without using derivatives.

Investments in foreign securities involve additional risks, including potentially unfavorable currency exchange rates, limited or misleading financial information, generally higher transaction costs and political and economic disturbances ranging from tax legislation to military coups. These risks are magnified in emerging markets.


An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


--------------------------------------------------------------------------------

 Characteristics of Large-Cap Companies


The largest U.S. companies, those with market capitalization over $3 billion, are a relatively select group that nonetheless covers all industries and geographies. These companies are typically well-established businesses with broad product lines and customers in many markets. Their diversification and usually substantial cash reserves enable them to weather economic downturns. The dividends they pay can also cushion the effects of market volatility, since their stocks generate steady income even while their price may be depressed.


The long-term capital appreciation of large-cap stocks has historically lagged smaller companies.

-------------------------------------------

                                               BNY Hamilton Large Cap Value Fund

PAST PERFORMANCE


The table below presents the Fund's average annual returns since inception along with a widely recognized index.

                Average annual total returns (%) as of 12/31/00*
                ------------------------------------------------

                                                      Since
                                                     4/28/00
                ------------------------------------------------

                Institutional Shares/1/                    -2.68


                S&P 500(R) Index/2/                       -12.13



*   Assumptions: All dividends and distributions reinvested.


Since the Fund has less than a full year of operations as of December 31, 2000, no historical performance information has been presented.



FEES AND EXPENSES

The table below outlines the fees and expenses you could expect to pay as an investor in the Fund. "Annual Operating Expenses" are deducted from Fund assets and are reflected in the total return. Since the Fund is "no-load", shareholders pay no fees or out-of-pocket expenses.

                Fee table (% of average net assets)

                                          Institutional Investor
                                                 Shares   Shares
                ------------------------------------------------

                Shareholder Fees                   None  None


                Annual Operating Expenses
                ------------------------------------------------

                Management fee                     0.60  0.60


                Distribution (12b-1) fees          None  0.25


                Other expenses                     7.15  7.15(a)


                Total annual operating
                 expenses/*/                       7.75  8.00



(a) This is an estimate because the investor shares have no prior operating history.


* The Advisor has agreed to limit the expenses of the Fund to 0.80% and 1.05%, for the Institutional Shares and the Investor Shares, respectively, of its average daily net assets. The Advisor will waive management fees and, if necessary, reimburse expenses of the Fund, to the extent that total annual operating expenses are greater than 0.80% and 1.05% of its average daily net assets. Management reserves the right to implement and discontinue expense limitations at any time.

The table below shows the anticipated expenses on a $10,000 investment in the Fund over the indicated periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

              Expenses on a $10,000 investment* ($)

                                   1 Year 3 Years 5 Years 10 Years
              ----------------------------------------------------

              Institutional Shares    764   2,231   3,617    6,764


              Investor Shares         788   2,294   3,711    6,897

* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns, no voluntary expense reduction and no change in operating expenses.


----------------------------------------------------------------------------

1   Institutional Shares commenced operations on 4/28/00.


2   The S&P 500(R) Index is an unmanaged index of 500 large U.S. companies.



BNY Hamilton Large Cap Value Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2000 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.

Institutional Shares--Year Ended December 31,                           2000/1/


Per-Share Data ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period                                   10.00
Income from investment operations:
  Net investment income                                                   0.12
  Net realized and unrealized loss on investments                        (0.30)
  Total loss from investment operations                                  (0.18)
Less distributions:
  Dividends from investment income                                       (0.11)
Net asset value at end of period                                          9.71
Total return (%)                                                       (1.83)/2/

Ratios/Supplemental Data (%)
--------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                    4,095
Ratio of expenses (after reduction) to average net assets               0.80/3/
Ratio of expenses (before reduction) to average net assets              7.75/3/
Ratio of net investment income (after reduction) to average net assets  1.86/3/
Portfolio turnover rate                                                   2/2/


----------------------------------------------------------------------------
1 Institutional Shares commenced operations on 4/28/00.
2 Not           annualized.
3 Annualized.

                                               BNY Hamilton Large Cap Value Fund

        BNY  HAMILTON

         LARGE CAP GROWTH FUND


CUSIP Numbers:
Institutional Shares 05561M887
Investor Shares 05561M879


INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks and securities convertible into common stocks of domestic and foreign companies; current income is a secondary consideration.

MANAGEMENT STRATEGY

Individual stock selection, rather than industry allocation, is the primary focus in investing the Fund's assets. Fundamental financial analysis is used to identify companies that appear to offer the following:

 . potential for above-average, accelerating earnings or revenue growth

 . dominant market positions

 . improving operating efficiency

 . increased earnings per share (EPS)

Companies that meet these criteria have tended to cluster in a few sectors -- healthcare, technology, telecommunications, financial services, and consumer staples. The Fund's portfolio generally includes large-capitalization stocks of 40 to 60 companies whose market capitalizations are $3 billion or more.


Although most of the Fund's investments have been domestic, it may invest without limit in equity securities of foreign issuers, including those in emerging markets. Within limits, the Fund also uses certain derivatives, which are investments whose value is determined by underlying securities or indices.


Under normal circumstances, the Fund will invest at least 65% of its assets in large-capitalization stocks. As a temporary defensive measure, the Fund may invest more than 35% of its assets in cash or cash equivalents. Under such circumstances, the Fund would not be pursuing its investment objective.


BNY Hamilton Large Cap Growth Fund

MAIN INVESTMENT RISKS

The value of your investment in the Fund generally will fluctuate with stock market movements. As a group, the large-capitalization stocks emphasized by the Fund could fall out of favor with the market, particularly in comparison with small- or medium-capitalization stocks.

The portfolio manager's investment strategies may not work out as planned, and the Fund's performance could suffer.

Investments in derivatives could limit profits or increase losses in comparison with the performance of the underlying securities.

Investments in foreign securities involve additional risks, including potentially unfavorable currency exchange rates, limited or misleading financial information, generally higher transaction costs and political and economic disturbances ranging from tax legislation to military coups. These risks are magnified in emerging markets.


An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------

 Characteristics of Large-Cap Companies

The largest U.S. companies, those with market capitalizations over $3 billion, are a relatively select group that nonetheless covers all industries and geographies. These companies are typically well-established businesses with broad product lines and customers in many markets. Their diversification and usually substantial cash reserves enable them to weather economic downturns. The dividends they pay can also cushion the effects of market volatility, since their stocks generate steady income even while their price may be depressed.
The long-term capital appreciation of large-cap stocks has historically lagged smaller companies.

-----------------------------------------------


                                              BNY Hamilton Large Cap Growth Fund

PAST PERFORMANCE

The following chart demonstrates the risk of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance.

 Institutional Shares annual total returns/1/
 (%) as of 12/31/00

[CHART]

90-2.91

9130.97

924.76

9310.3

94-1.97

9531.7

9624.17

9731.21

9823.49

9937.13

2000-1.99
          Best quarter: Q4 '99 +24.40%  Worst quarter: Q4 '00 -12.69%


The table below presents the Fund's average annual returns over various periods along with a widely recognized index.

 Average annual total returns (%) as of 12/31/00*


                        1 Year 5 Years 10 Years
-----------------------------------------------
Institutional Shares/1/  -1.99   22.09    18.17

Investor Shares/1/       -2.14   21.90    18.07

S&P 500/2/               -9.11   18.34    17.46



* Assumptions: All dividends and distributions reinvested.


FEES AND EXPENSES

The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out-of-pocket expenses.

 Fee table (% of average net assets)


                                Institutional Investor
                                       Shares   Shares
------------------------------------------------------
Shareholder Fees                         None     None


Annual Operating Expenses
------------------------------------------------------
Management fee                           0.60     0.60

Distribution (12b-1) fees                None     0.25

Other expenses                           0.26     0.26


Total annual operating expenses          0.86     1.11


The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

 Expenses on a $10,000 investment* ($)


                     1 Year 3 Years 5 Years 10 Years
----------------------------------------------------
Institutional Shares     88     274     477    1,061

Investor Shares         113     353     612    1,352


* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.
----------------------------------------------------------------------------
1 For Institutional Shares before 4/1/97 and for Investor Shares before 5/1/97, performance figures are based on the performance of an unregistered Bank of New York common trust fund that had objectives and policies materially equivalent to those of the current mutual fund. Although the figures have been adjusted to attempt to reflect expenses associated with the mutual fund, they are only approximations. Many other factors also reduce their reliability. For example, the common trust fund performance might have been lower if it had been subject to the extra restrictions imposed on mutual funds.
2 The S&P 500 is an unmanaged index of 500 large U.S. companies.


BNY Hamilton Large Cap Growth Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2000 has been audited by Ernst & Young LLP*, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.

Institutional Shares--Year Ended December 31,                              2000     1999     1998     1997/1/

Per-Share Data ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                   16.15    12.71    10.94      10.00
Income from investment operations:
  Net investment income                                                   0.03     0.05     0.11       0.08
  Net realized and unrealized gain (loss) on investments                 (0.37)    4.59     2.46       2.83
  Total income (loss) from investment operations                         (0.34)    4.64     2.57       2.91
Less distributions:
  Dividends from net investment income                                   (0.03)   (0.05)   (0.11)     (0.08)
  Distributions from capital gains                                       (1.89)   (1.15)   (0.69)     (1.89)
  Total dividends and distributions                                      (1.92)   (1.20)   (0.80)     (1.97)
Net asset value at end of period                                         13.89    16.15    12.71      10.94
Total return                                                             (1.99)   37.13    23.49    29.11/3/

Ratios/Supplemental Data (%)
-------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                  549,982  589,285  443,997    373,326
Ratio of expenses (after reduction) to average net assets                 0.86     0.85     0.82      0.82/4/
Ratio of expenses (before reduction) to average net assets                0.86     0.86     0.91      0.88/4/
Ratio of net investment income (after reduction) to average net assets    0.18     0.36     0.73      0.89/4/
Portfolio turnover rate                                                     16       18       26       37/3/


Investor Shares--Year Ended December 31,                                         2000    1999    1998   1997/2/

Per-Share Data ($)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                         16.05   12.65   10.92    10.70
Income from investment operations:
  Net investment income (loss)                                                 (0.01)   0.01    0.11     0.06
  Net realized and unrealized gain (loss) on investments                       (0.35)   4.57    2.42     2.12
  Total income from investment operations                                      (0.36)   4.58    2.53     2.18
Less distributions:
  Dividends from net investment income                                         (0.02)  (0.03)  (0.11)   (0.07)
  Distributions from capital gains                                             (1.89)  (1.15)  (0.69)   (1.89)
  Total dividends and distributions                                            (1.91)  (1.18)  (0.80)   (1.96)
Net asset value at end of period                                               13.78   16.05   12.65    10.92
Total return (%)                                                               (2.14)  36.83   23.26   20.37/3/

Ratios/Supplemental Data (%)
---------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                         24,744  18,642  11,047    6,464
Ratio of expenses (after reduction) to average net assets                       1.11    1.11    1.07   1.07/4/
Ratio of expenses (before reduction) to average net assets                      1.11    1.14    1.21   1.16/4/
Ratio of net investment income (loss) (after reduction) to average net assets  (0.07)   0.10    0.50   0.54/4/
Portfolio turnover rate                                                           16      18      26     37/3/

----------------------------------------------------------------------------
1 Institutional Shares commenced operations on 4/1/97.
2 Investor Shares commenced operations on 5/1/97.
3 Not annualized.
4 Annualized.

* Ernst & Young LLP has audited the figures since 1999.

  KPMG LLP has audited the figures for 1998 and 1997.


                                              BNY Hamilton Large Cap Growth Fund

        BNY  HAMILTON

         INTERNATIONAL EQUITY FUND


CUSIP Numbers:
Institutional Shares 05561M846
Investor Shares 05561M838



INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

MANAGEMENT STRATEGY


The Fund's country allocation normally reflects, within a range of 5%, that of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI
EAFE) Index. Economic conditions within regions may determine the types of industries and securities the fund will favor. In a recovering economy, for instance, the Fund might emphasize exporters over financial services companies. The Fund emphasizes investments in dynamic industries that are experiencing changes, whether through growth or restructuring.


In selecting individual stocks, the Fund emphasizes large companies, which the Fund classifies as a company in a developed market with a market capitalization over the equivalent of U.S. $1 billion, and a company in an emerging market with a market capitalization that ranks in the top one third of the publicly traded companies in that market. While emphasizing large companies, the Fund considers companies of all sizes with the following characteristics:

 . high-quality earnings


 . potential long-term growth

 . strong management

 . reasonable valuation

Investment research includes fundamental financial analysis and on-site visits. The Fund generally diversifies its investments across many countries, but it may concentrate up to 50% of its assets in a single country. The Fund may not invest in certain developing countries, including Russia, but it may invest in other more stable emerging markets.

Under normal circumstances, the Fund intends to be fully invested in common stocks. As a temporary defensive measure, the Fund may invest more than 35% of its assets in U.S. cash or cash equivalents. Under such circumstances, the Fund would not be pursuing its investment objective.


BNY Hamilton International Equity Fund

MAIN INVESTMENT RISKS

The value of your investment in the Fund will generally fluctuate with stock market movements in the countries in which the Fund is invested. Since the prices of many non-U.S. stocks emphasized by the Fund have historically been more volatile than those of U.S. stocks, the ups and downs of your investment in this Fund may be more extreme.

As a group, the large-capitalization stocks emphasized by this Fund could fall out of favor with the market, particularly in comparison with small- or medium-capitalization stocks.


Investments in smaller companies, on the other hand, have historically been more volatile than those of larger companies. And to the extent that the Fund invests in smaller companies, the volatility of your investment may increase.



Investments in foreign securities involve additional risks. Unfavorable currency exchange rates could decrease the value of your investment in terms of U.S. dollars. Transaction expenses are generally higher on foreign exchanges than in the U.S., which could affect performance. Furthermore, foreign taxes could also detract from performance. Some foreign companies do not adhere to uniform accounting principles, so publicly available financial information may be limited or misleading. Political and social unrest could also affect the performance of this Fund. These risks are magnified in emerging markets.

The portfolio manager's asset allocation strategy or choice of specific securities may not work out as planned, and the Fund could underperform its peers or lose money.

In periods of market uncertainty, some of the portfolio's securities could prove difficult to sell at a price that is beneficial to the Fund.


An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
 Globalization and International Investing
With more than half of the world's market opportunities outside the U.S., international funds offer investors greater diversification than a purely domestic portfolio. International markets are experiencing many of the same dynamics that drove U.S. stock growth in the 1990s:

 . corporate restructuring

 . increased emphasis on shareholder value

 . growing pool of investors through retirement and other savings plans

Meanwhile, global competition is spurring companies worldwide, and particularly in developed economies, to increase their efficiency by cutting costs, relocating production facilities, out-sourcing non-essential processes and focusing on their core businesses.

Businesses in emerging markets may benefit substantially from free-market reforms, reduced barriers to trade and rising standards of living.



-----------------------------------------------


                                          BNY Hamilton International Equity Fund

PAST PERFORMANCE

The following chart demonstrates the risk of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance.

 Institutional Shares annual total returns/1/
 (%) as of 12/31/00

[CHART]

9820.84

9943.45

2000-23.99
          Best quarter: Q4 '99 +29.58%  Worst quarter: Q3 '98 -13.40%


The table below presents the Fund's average annual returns over various periods along with a widely recognized index.

 Average annual total returns (%) as of 12/31/00*


                                       Since
                        1 Year 3 Years 4/1/97
---------------------------------------------
Institutional Shares/1/ -23.99    9.65   9.57

Investor Shares/2/      -24.19    9.37   9.27

MSCI EAFE/3/            -13.96    9.64   8.66



* Assumptions: All dividends and distributions reinvested.


FEES AND EXPENSES

The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out-of-pocket expenses.

 Fee table (% of average net assets)


                                Institutional Investor
                                       Shares   Shares
------------------------------------------------------
Shareholder Fees                         None     None


Annual Operating Expenses
------------------------------------------------------
Management fee                           0.85     0.85

Distribution (12b-1) fees                  --     0.25

Other expenses                           0.37     0.33


Total annual operating expenses          1.22     1.43


The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

 Expenses on a $10,000 investment* ($)


                     1 Year 3 Years 5 Years 10 Years
----------------------------------------------------
Institutional Shares    124     387     670    1,477

Investor Shares         146     452     782    1,713


* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.


----------------------------------------------------------------------------
1 Institutional Shares commenced operations on 4/1/97.

2 Investor Shares commenced operations on 5/1/97. From 4/1/97 through 4/30/97, performance is based on the Institutional class of shares.

3 The MSCI EAFE is an unmanaged index of stocks of companies in Europe, Australasia and the Far East.


BNY Hamilton International Equity Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2000 has been audited by Ernst & Young LLP* whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.

Institutional Shares--Year Ended December 31,                           2000     1999     1998     1997/1/

Per-Share Data ($)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                   17.70    12.90    10.69     10.00
Income from investment operations:
  Net investment income                                                     --       --     0.03      0.02
  Net realized and unrealized gain (loss) on investments                 (4.23)    5.55     2.20      0.67
  Total income (loss) from investment operations                         (4.23)    5.55     2.23      0.69
Less distributions:
  Dividends from net investment income                                   (0.01)   (0.03)   (0.02)       --
  Distributions from capital gains                                       (0.96)   (0.72)      --        --
  Total dividends and distributions                                      (0.97)   (0.75)   (0.02)
Net asset value at end of period                                         12.50    17.70    12.90     10.69
Total return (%)                                                        (23.99)   43.45    20.84    6.90/3/
Ratios/Supplemental Data (%)
-----------------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                  268,147  273,597  177,363    94,806
Ratio of expenses (after reduction) to average net assets                 1.22     1.24     1.27    1.26/4/
Ratio of expenses (before reduction) to average net assets                1.22     1.24     1.32    1.49/4/
Ratio of net investment income (after reduction) to average net assets      --     0.01     0.54    0.26/4/
Portfolio turnover rate                                                     86       84       75      36/3/

Investor Shares--Year Ended December 31,                                      2000    1999    1998   1997/2/
----------------------------------------                                     ------  ------  -----  --------
Per-Share Data ($)
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                        17.59   12.84  10.66     10.19
Income from investment operations:
  Net investment income (loss)                                                (0.03)  (0.04)  0.03      0.02
  Net realized and unrealized gain (loss) on investments                      (4.21)   5.51   2.17      0.45
  Total income (loss) from investment operations                              (4.24)   5.47   2.20      0.47
Less distributions:
  Dividends from net investment income                                        (0.01)     --  (0.02)     --
  Distributions from capital gains                                            (0.96)  (0.72)   --       --
  Total dividends and distributions                                           (0.97)  (0.72) (0.02)      --
Net asset value at end of period                                              12.38   17.59  12.84     10.66
Total return (%)                                                             (24.19)  43.00  20.61    4.61/3/
Ratios/Supplemental Data (%)
--------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                         7,583  12,010  5,391     2,560
Ratio of expenses (after reduction) to average net assets                      1.43    1.52   1.52   1.52/4/
Ratio of expenses (before reduction) to average net assets                     1.43    1.55   1.65    1.75/4/
Ratio of net investment income (loss)(after reduction) to average net assets  (0.20)  (0.27)  0.32    0.33/4/
Portfolio turnover rate                                                          86      84     75       36/3/

----------------------------------------------------------------------------
1 Institutional Shares commenced operations on 4/1/97.
2 Investor Shares commenced operations on 5/1/97.
3 Not annualized.

4 Annualized.

* Ernst & Young LLP has audited the figures since 1999. KMPG has audited the figures for 1998 and 1997.

                                          BNY Hamilton International Equity Fund

        BNY  HAMILTON


         SMALL CAP GROWTH FUND


CUSIP Numbers:
Institutional Shares 05561M861
Investor Shares 05561M853


INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing primarily in equity securities of small domestic and foreign companies.

MANAGEMENT STRATEGY

Individual security selection is the primary investment focus, rather than industry allocation. Within the universe of small-capitalization companies whose market capitalizations are between $100 million and $1.5 billion, the Fund targets those with above-average earnings growth that have exceeded market expectations. Among this group, the Fund emphasizes companies that dominate niche markets, and thus exert more control over the pricing and supply in their markets. The Fund expects the companies it invests in to achieve sustained growth in earnings or revenues over the next two to three years. Specific factors that may suggest growth include:

 . expanded operations

 . new products or technologies

 . new distribution channels

 . generally favorable industry conditions

 . revitalized company management

To complement these core investments, the portfolio manager looks for opportunities to take advantage of industry cycles, and thus may overweight different sectors as economic conditions change. The Fund may continue to invest in companies in its portfolio even after their market capitalizations exceed $1.5 billion.


Although most of the Fund's investments have been domestic, it may invest without limit in equity securities of foreign issuers, including those in emerging markets. Under normal circumstances, the Fund will invest at least 65% of its assets in small-capitalization stocks. As a temporary defensive measure, the Fund may invest more than 35% of its assets in cash or cash equivalents. Under such circumstances, the Fund would not be pursuing its investment objective.


BNY Hamilton Small Cap Growth Fund

MAIN INVESTMENT RISKS

The value of your investment in the Fund generally will fluctuate with stock market movements. Since the prices of the small-capitalization stocks emphasized by the Fund have historically been more volatile than those of larger companies, the ups and downs of your investment in the Fund may be more extreme than the market as a whole.


As a group, small companies are usually relatively young, and their short track records make it difficult to build a case for sustainable long-term growth. Limited product lines, niche markets, and small capital reserves may not allow small companies to survive temporary setbacks. In a declining market, these stocks can also be hard to sell at a price that is beneficial to the Fund.

The portfolio manager's investment strategies may not work out as planned, and the Fund's performance could suffer.

Investments in foreign securities involve additional risks, including potentially unfavorable currency exchange rates, limited or misleading financial information, generally higher transaction costs and political and economic disturbances ranging from tax legislation to military coups. These risks are magnified in emerging markets.

An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


--------------------------------------------------------------------------------

 Small-Cap Companies and Growth Investing

Small companies tend to grow or fade quickly by their nature. Their market valuations are often based more on investors' belief in their future potential than on their current balance sheets. Since market sentiment can change from one day or week to the next, small-cap stock prices have historically been more volatile than those of large-cap stocks. Growth investors are often attracted to small companies for their specialization and innovation.
Specialization: Small companies often occupy niche markets, catering to a specific geography or industry. They can grow to dominate such markets rapidly, but are also threatened by even temporary downturns.
Innovation: Bold ideas for products or services are the basis of many small companies. A company's ability to sustain its innovative culture and broaden its markets, however, is difficult to predict.

-----------------------------------------------


                                              BNY Hamilton Small Cap Growth Fund

PAST PERFORMANCE

The following chart demonstrates the risk of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance.

 Institutional Shares annual total returns/1/
 (%) as of 12/31/00

[CHART]

9152.45

925.88

9319.12

94-0.33

9520.92

9629.97

979.39

987.89

9997.22

2000-1.41
          Best quarter: Q4 '99 +54.82%  Worst quarter: Q3 '98 -18.10%


The table below presents the Fund's average annual returns over various periods along with a widely recognized index.

 Average annual total returns (%) as of 12/31/00*


                                        1 Year 5 Years 10 Years
                -----------------------------------------------
                Institutional Shares/1/  -1.41   24.47    21.37

                Investor Shares/1/       -1.61   24.31    21.29

                Russell 2000/2/          -3.03   10.31    15.53



* Assumptions: All dividends and distributions reinvested.


FEES AND EXPENSES

The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out-of-pocket expenses.

 Fee table (% of average net assets)


                                Institutional Investor
                                       Shares   Shares
------------------------------------------------------
Shareholder Fees                         None     None


Annual Operating Expenses
------------------------------------------------------
Management fee                           0.75     0.75

Distribution (12b-1) fees                None     0.25

Other expenses                           0.29     0.28


Total annual operating expenses          1.04     1.28


The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

 Expenses on a $10,000 investment* ($)


                     1 Year 3 Years 5 Years 10 Years
----------------------------------------------------
Institutional Shares    106     331     574    1,271

Investor Shares         130     406     702    1,545


* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns, no voluntary expense reductions and no change in operating expenses.
----------------------------------------------------------------------------
1 For Institutional Shares before 4/1/97 and for Investor Shares before 5/1/97, performance figures are based on the performance of an unregistered Bank of New York common trust fund that had objectives and policies materially equivalent to those of the current mutual fund. Although the figures have been adjusted to attempt to reflect expenses associated with the mutual fund, they are only approximations. Many other factors also reduce their reliability. For example, the common trust fund performance might have been lower if it had been subject to the extra restrictions imposed on mutual funds.
2 The Russell 2000 is an unmanaged index of small U.S. companies.


BNY Hamilton Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2000 has been audited by Ernst & Young LLP*, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.

Institutional Shares--Year Ended December 31,                         2000        1999        1998        1997/1/


Per-Share Data ($)
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                   22.78      12.46       11.93        10.00
Income from investment operations:
  Net investment income (loss)                                         (0.12)/5/   (0.11)/5/   (0.02)/5/     (0.02)
  Net realized and unrealized gain (loss) on investments                 (0.38)     12.08        0.91         2.80
  Total income (loss) from investment operations                         (0.50)     11.97        0.89         2.78
Less distributions:
  Distributions from capital gains                                       (4.45)     (1.65)      (0.36)       (0.85)
Net asset value at end of period                                         17.83      22.78       12.46        11.93
Total return (%)                                                         (1.41)     97.22        7.89       27.80/3/
Ratios/Supplemental Data (%)
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                  404,735    389,553     188,402      133,741
Ratio of expenses (after reduction) to average net assets                 1.04       1.04        0.97        0.97/4/
Ratio of expenses (before reduction) to average net assets                1.04       1.06        1.13        1.10/4/
Ratio of net investment loss (after reduction) to average net assets     (0.51)     (0.73)      (0.19)      (0.26)/4/
Portfolio turnover rate                                                     47         86          84         68/3/

Investor Shares--Year Ended December 31,                              2000       1999       1998      1997/2/

Per-Share Data ($)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                 22.67      12.44     11.94      10.03
Income from investment operations:
  Net investment income (loss)                                        (0.17)/5/  (0.13)/5/ (0.04)/5/   (0.02)
  Net realized and unrealized gain (loss) on investments               (0.37)     12.01      0.90       2.78
  Total income (loss) from investment operations                       (0.54)     11.88      0.86       2.76
Less distributions:
  Distributions from capital gains                                     (4.45)     (1.65)    (0.36)     (0.85)
Net asset value at end of period                                       17.68      22.67     12.44      11.94
Total return                                                           (1.61)     96.65      7.55    27.52/3/
Ratios/Supplemental Data (%)
---------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                 15,925     15,062     6,763      1,162
Ratio of expenses (after reduction) to average net assets               1.28       1.33      1.22     1.22/4/
Ratio of expenses (before reduction) to average net assets              1.28       1.37      1.46     1.40/4/
Ratio of net investment loss (after reduction) to average net assets   (0.76)     (0.96)    (0.43)    (0.54)/4/
Portfolio turnover rate                                                   47         86        84       68/3/

----------------------------------------------------------------------------
1    Institutional Shares commenced operations on 4/1/97.
2    Investor Shares commenced operations on 5/1/97.
3    Not annualized.
4    Annualized.
5    Based on average shares outstanding.

*    Ernst & Young LLP has audited the figures since 1999.

KPMG LLP has audited the figures for 1998 and 1997.

                                              BNY Hamilton Small Cap Growth Fund

        BNY  HAMILTON


         INTERMEDIATE
         GOVERNMENT FUND


CUSIP Numbers:
Institutional Shares 05561M762
Investor Shares 05561M200


INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with preservation of capital, moderate stability in net asset value and minimal credit risk.

MANAGEMENT STRATEGY

The Fund pursues its objective by investing primarily in debt obligations issued or guaranteed by the U.S. government or its agencies. Under normal market conditions, the Fund maintains a dollar-weighted average maturity between three years and ten years.

In investing the Fund's assets, an analysis of economic trends, particularly interest rate movements and yield spreads, is used to determine which types of securities offer the best investment opportunities. This analysis takes place on several levels. First, the Fund allocates broadly between direct agency debt obligations, agency mortgage-backed securities, and U.S. Treasuries.

The Fund invests in the various types of mortgage-backed securities based on an evaluation of relative yields and prepayment risk, among other factors. In a period of declining interest rates, for example, the Fund might favor discount mortgage securities over higher-yielding premium mortgage securities because of their lower prepayment risk.

The Fund also invests in collateralized mortgage obligations, or CMOs, which are backed by pools of mortgages and are organized so that different classes of securities with different maturities and coupons are available.

In selecting individual securities, the portfolio manager uses models to evaluate probable yields over time and prepayment risk, among other factors. The Fund attempts to manage interest rate risk by adjusting its duration. Duration is measured in years, like maturity, and it is a more accurate gauge of a bond's sensitivity to interest rate change because it takes additional significant factors, including prepayment risk, into account.

Under normal circumstances, the Fund intends to be fully invested in government and agency securities. As a temporary defensive measure, the Fund may invest more than 35% of its assets in cash or cash equivalents. Under such circumstances, the Fund would not be pursuing its investment objective.


BNY Hamilton Intermediate Government Fund

MAIN INVESTMENT RISKS

The value of your investment in the Fund generally will fluctuate with interest rate movements. As interest rates rise, bond prices go down. The longer the duration of a bond, the more sharply its value will rise or fall in response to an interest rate change.

When interest rates drop, holders of the mortgages represented by CMOs and other mortgage-backed securities are more likely to refinance, thus forcing the Fund to find new investments, which could have lower yields.

When interest rates rise, on the other hand, mortgage holders tend not to prepay, and then the Fund can miss opportunities to reinvest in more profitable securities.

In periods of market uncertainty, some of the portfolio's securities could be difficult to sell at a price that is beneficial to the Fund.

The portfolio manager's asset allocation strategy or choice of specific securities may not work out as planned, and the Fund could underperform its peers or lose money.

The Fund has low exposure to credit risk because all of its securities are backed by the full faith and credit of the U.S. government or guaranteed by one of its agencies. These guarantees, however, do not prevent shares of the Fund from falling in value.

Though not likely, it is possible that issuers of bonds in the Fund's portfolio could be downgraded in credit rating or default on their payments.


An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
 Mortgage-backed Securities and CMOs

Pass-through mortgage-backed securities represent a direct ownership interest in a pool of mortgage loans.

Collateralized mortgage obligations (CMOs) are backed by pools of pass-throughs or mortgage loans. CMO issuers organize the cash flow from the underlying securities into classes, or tranches, with widely different maturities and payment schedules. These securities are often fully collateralized by U.S. government agency securities such as Fannie Mae (FNMA) and Ginnie Mae (GNMA), though they may be issued by private firms.
-----------------------------------------------

                                       BNY Hamilton Intermediate Government Fund

PAST PERFORMANCE

The following chart demonstrates the risk of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance.

 Investor Shares annual total returns/1/
 (%) as of 12/31/00



[CHART]

938.03

94-5.17

9515.4

963.16

977.54

987.33

99-0.98

200010.76

           Best quarter: Q2 '95 +5.48   Worst quarter: Q1 '94 -3.54


The table below presents the Fund's average annual returns over various periods along with a widely recognized index.

 Average annual total returns (%) as of 12/31/00*


                                                         Since
                                         1 Year 5 Years 8/10/92
                 ----------------------------------------------
                 Institutional Shares/2/  11.03    5.69    5.50
                 Investor Shares/1/       10.76    5.49    5.39
                 Lehman Intermediate
                  Government Index/3/     10.47    5.80    6.32


* Assumptions: All dividends and distributions reinvested.


FEES AND EXPENSES

The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out-of-pocket expenses.

 Fee table (% of average net assets)


                                 Institutional Investor
                                        Shares   Shares
-------------------------------------------------------
Shareholder Fees                          None     None

Annual Operating Expenses
-------------------------------------------------------
Management fee                            0.50     0.50
Distribution (12b-1) fees                   --     0.25
Other expenses                            0.44     0.43

Total annual operating expenses*          0.94     1.18


* This year, the Advisor voluntarily reduced the Fund's operating expenses for Institutional Shares by 0.15% and for Investor Shares by 0.14%, resulting in net operating expenses of 0.79% and 1.04% respectively based on average daily net assets. Management reserves the right to implement and discontinue expense limitations at any time.

The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

 Expenses on a $10,000 investment* ($)


                     1 Year 3 Years 5 Years 10 Years
----------------------------------------------------
Institutional Shares     96     300     520    1,155

Investor Shares         120     375     649    1,432


* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns, no voluntary expense reductions and no change in operating expenses.
----------------------------------------------------------------------------
1 Investor Shares commenced operations on 8/10/92.
2 Before 4/1/97, performance figures are based on the performance of Investor
  Shares of the Intermediate Government Fund.
3 The Lehman Brothers Intermediate Government Index is an unmanaged index of intermediate-term government bonds.



BNY Hamilton Intermediate Government Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2000 has been audited by Ernst & Young LLP*, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.

Institutional Shares--Year Ended December 31,                           2000    1999    1998    1997/1/

Per-Share Data ($)
--------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                   9.41   10.04    9.88      9.53
Income from investment operations:
  Net investment income                                                  0.56    0.56    0.56      0.42
  Net realized and unrealized gain (loss) on investments                 0.44   (0.64)   0.16      0.35
  Total income (loss) from investment operations                         1.00   (0.08)   0.72      0.77
Less distributions:
  Dividends from net investment income                                  (0.56)  (0.55)  (0.56)    (0.42)
Net asset value at end of period                                         9.85    9.41   10.04      9.88
Total return (%)                                                        11.03   (0.73)   7.49    8.27/2/
Ratios/Supplemental Data (%)
--------------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                  75,533  68,762  64,944    64,128
Ratio of expenses (after reduction) to average net assets                0.79    0.82    0.90    0.90/3/
Ratio of expenses (before reduction) to average net assets               0.94    0.92    0.96    0.99/3/
Ratio of net investment income (after reduction) to average net assets   5.92    5.76    5.63    5.79/3/
Portfolio turnover rate                                                    10      16      61      41/2/

Investor Shares--Year Ended December 31,                                2000    1999    1998    1997    1996

Per-Share Data ($)
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                   9.41   10.04    9.87    9.70    9.94
Income from investment operations:
  Net investment income                                                  0.53    0.53    0.54    0.54    0.54
  Net realized and unrealized gain (loss) on investments                 0.45   (0.63)   0.17    0.17   (0.24)
  Total income (loss) from investment operations                         0.98   (0.10)   0.71    0.71    0.30
Less distributions:
  Dividends from net investment income                                  (0.54)  (0.53)  (0.54)  (0.54)  (0.54)
Net asset value at end of period                                         9.85    9.41   10.04    9.87    9.70
Total return (%)                                                        10.76   (0.98)   7.33    7.54    3.16
Ratios/Supplemental Data (%)
--------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                  12,168  12,507  12,525  10,458  64,117
Ratio of expenses (after reduction) to average net assets                1.04    1.07    1.15    1.08    1.02
Ratio of expenses (before reduction) to average net assets               1.18    1.20    1.26    1.11    1.02
Ratio of net investment income (after reduction) to average net assets   5.67    5.50    5.38    5.57    5.54
Portfolio turnover rate                                                    10      16      61      41      57

----------------------------------------------------------------------------
1        Institutional shares commenced operations on 4/1/97.
2        Not annualized.
3        Annualized.


*        Ernst & Young LLP has audited the figures since 1999.

KPMG     LLP has audited the figures for 1997 and 1998.


Deloitte & Touche LLP has audited the figures for 1996.

                                       BNY Hamilton Intermediate Government Fund

        BNY  HAMILTON


         INTERMEDIATE INVESTMENT
         GRADE FUND


CUSIP Numbers:
Institutional Shares 05561M796
Investor Shares 05561M788


INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with preservation of capital, moderate stability in net asset value and maintenance of liquidity.

MANAGEMENT STRATEGY

The Fund pursues its objective by investing primarily in investment-grade debt obligations, which are securities rated Baa/BBB and above, as well as their unrated equivalents. The Fund may invest in securities issued or guaranteed by:

 . U.S. and foreign corporations

 . the U.S. government or its agencies

Under normal market conditions, the Fund maintains an average maturity between three years and ten years. The remaining maturity of any single security in the Fund's portfolio cannot exceed 15 years.

In investing the Fund's assets, an analysis of economic trends -- including rate projections, inflation trends, and corporate profit outlook -- is used to determine how the Fund should allocate its investments among the sectors above. The Fund has tended to emphasize corporate bonds.

In the corporate bond portion of the portfolio, the Fund is diversified across market sectors but may emphasize different sectors. In selecting individual corporate bonds, the portfolio manager considers the bond's structure, maturity and yield in light of the company's current financial health, competitive position and future prospects. The Fund may achieve its average maturity by investing primarily in intermediate-term bonds, or it may use a "barbell" strategy and invest in short-term and longer-term bonds.

In the U.S. government portion of the portfolio, the Fund allocates broadly between U.S. Treasury obligations and agency issuers based on an evaluation of relative yields.

The Fund attempts to manage interest rate risk by adjusting its duration. Duration is measured in years, like maturity, and it is a more accurate gauge of a bond's sensitivity to interest rate change because it takes additional significant factors, including prepayment risk, into account. As a temporary defensive measure, the Fund may invest more than 35% of its assets in cash or cash equivalents. Under such circumstances, the Fund would not be pursuing its investment objective.


BNY Hamilton Intermediate Investment Grade Fund

MAIN INVESTMENT RISKS

Issuers of corporate bonds in the Fund's portfolio could be downgraded in credit rating or default on their payments. This risk is magnified with lower-rated bonds.

When interest rates drop, holders of the mortgages represented by CMOs and other mortgage-backed securities are more likely to refinance, thus forcing the Fund to find new investments, which could have lower yields.

When interest rates rise, on the other hand, mortgage holders tend not to prepay, and then the Fund can miss opportunities to reinvest in more profitable securities.

Investments in foreign securities involve additional risks, including potentially unfavorable currency exchange rates, limited or misleading financial information, generally higher transaction costs and political and economic disturbances ranging from tax legislation to military coups. These risks are magnified in emerging markets.

The portfolio manager's asset allocation strategy or choice of specific securities may not work out as planned, and the Fund could underperform its peers or lose money.

In periods of market uncertainty, some of the portfolio's securities could prove difficult to sell for a price that is beneficial to the Fund.


An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


--------------------------------------------------------------------------------

 Understanding Intermediate-Term Bonds


The market value of a bond is influenced by two variables: maturity and interest rates. The relationship between these variables can be described as a risk curve.

The risk curve for bonds typically has a positive slope, meaning that short maturities provide the greatest price stability and longer maturities carry increasingly higher risks of price volatility in response to interest rate changes.

The Fund invests in intermediate-term bonds with maturities between 3 and 10 years, which occupy a middle ground, offering moderate price stability and current income.


-----------------------------------------------


                                 BNY Hamilton Intermediate Investment Grade Fund

PAST PERFORMANCE

The following chart demonstrates the risk of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance.

 Institutional Shares annual total returns/1/
 (%) as of 12/31/00

[CHART]

903.97

9114.88

926.21

939.62

94-5.06

9518.69

961.82

978.18

988.56

99-1.47

20009.37
 Best quarter: Q2 '95 +6.28%  Worst quarter: Q1 '94 -3.82%


The table below presents the Fund's average annual returns over various periods along with a widely recognized index.

 Average annual total returns (%) as of 12/31/00*


                                          1 Year 5 Years 10 Years
               --------------------------------------------------
               Institutional Shares/1/      9.37    5.21     6.88
               Investor Shares/1/           9.10    5.00     6.77
               Lehman Intermediate Gov't/
                Corporate Index/2/         10.10    5.86     9.61


* Assumptions: All dividends and distributions reinvested.


FEES AND EXPENSES

The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out-of-pocket expenses.

 Fee table (% of average net assets)


                                              Institutional Investor
                                                     Shares   Shares
           ---------------------------------------------------------
           Shareholder Fees                            None     None

           Annual Operating Expenses
           ---------------------------------------------------------
           Management fee                              0.50     0.50
           Distribution (12b-1) fees                     --     0.25
           Other expenses                              0.29     0.29

           Total annual operating expenses/*/          0.79     1.04


* This year, the Advisor voluntarily reduced the Fund's operating expenses for Investor Shares by 0.01%, resulting in net operating expenses of 1.03% based on average daily net assets. Management reserves the right to implement and discontinue expense limitations at any time.

The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

 Expenses on a $10,000 investment* ($)


                                   1 Year 3 Years 5 Years 10 Years
              ----------------------------------------------------
              Institutional Shares     81     252     439      978
              Investor Shares         106     331     574    1,271

* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns, no voluntary expense reductions and no change in operating expenses.
----------------------------------------------------------------------------
1 For Institutional Shares before 4/1/97 and for Investor Shares before 5/1/97, performance figures are based on the performance of an unregistered Bank of New York common trust fund that had objectives and policies materially equivalent to those of the current mutual fund. Although the figures have been adjusted to attempt to reflect expenses associated with the mutual fund, they are only approximations. Many other factors also reduce their reliability. For example, the common trust fund performance might have been lower if it had been subject to the extra restrictions imposed on mutual funds.
2 The Lehman Brothers Intermediate Government/Corporate Index is an unmanaged index of intermediate-term U.S. government and corporate bonds.


BNY Hamilton Intermediate Investment Grade Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2000 has been audited by Ernst & Young LLP*, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.

Institutional Shares--Year Ended December 31,                           2000     1999     1998     1997/1/

Per-Share Data ($)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                    9.84    10.61    10.45     10.00
                                                                       -------------------------------------
Income from investment operations:
  Net investment income                                                   0.61     0.60     0.61      0.47
  Net realized and unrealized gain (loss) on investments                  0.28    (0.76)    0.26      0.45
                                                                       -------------------------------------
  Total income (loss) from investment operations                          0.89    (0.16)    0.87      0.92
Dividends and distributions:
  Dividends from net investment income                                   (0.61)   (0.59)   (0.61)    (0.47)
  Distributions from capital gains                                          --    (0.02)   (0.10)       --
                                                                       -------------------------------------
  Total dividends and distributions                                      (0.61)   (0.61)   (0.71)    (0.47)
                                                                       -------------------------------------
Net asset value at end of period                                         10.12     9.84    10.61     10.45
                                                                       -------------------------------------
Total return (%)                                                          9.37    (1.47)    8.56     9.34/3/
Ratios/Supplemental Data (%)
------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                  415,608  393,680  392,522   350,330
Ratio of expenses (after reduction) to average net assets                 0.79     0.78     0.81     0.80/4/
Ratio of expenses (before reduction) to average net assets                0.79     0.78     0.81     0.80/4/
Ratio of net investment income (after reduction) to average net assets    6.18     5.89     5.79     6.14/4/
Portfolio turnover rate                                                     76       57       53       81/3/

   Investor Shares--Year Ended December 31,                                2000     1999     1998     1997/2/

Per-Share Data ($)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                       9.84    10.61    10.45     10.08
                                                                          -------------------------------------
Income from investment operations:
  Net investment income                                                      0.58     0.57     0.58      0.40
  Net realized and unrealized gain (loss) in investments                     0.28    (0.76)    0.26      0.37
                                                                          -------------------------------------
  Total income (loss) from investment operations                             0.86    (0.19)    0.84      0.77
Less distributions:
  Dividends from net investment income                                      (0.58)   (0.56)   (0.58)    (0.40)
  Distributions from capital gains                                             --    (0.02)   (0.10)       --
                                                                          -------------------------------------
  Total dividends and distribution                                          (0.58)   (0.58)   (0.68)    (0.40)
                                                                          -------------------------------------
Net asset value at end of period                                            10.12     9.84    10.61     10.45
                                                                          -------------------------------------
Total return (%)                                                             9.10    (1.73)    8.22     7.76/3/
Ratios/Supplemental Data (%)
---------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                       4,912    4,607    3,981     1,891
Ratio of expenses (after reduction) to average net assets                    1.03     1.05     1.13     1.06/4/
Ratio of expenses (before reduction) to average net assets                   1.04     1.09     1.13     1.06/4/
Ratio of net investment income (after reduction) to average net assets       5.93     5.62     5.51     5.74/4/
Portfolio turnover rate                                                        76       57       53       81/3/

----------------------------------------------------------------------------
1 Institutional Shares commenced operations on 4/1/97.
2 Investor Shares commenced operations on 5/1/97.
3 Not annualized.

4 Annualized.

* Ernst & Young has audited the figures since 1999.

  KPMG LLP has audited the figures for 1998 and 1997.

                                 BNY Hamilton Intermediate Investment Grade Fund

        BNY  HAMILTON


         INTERMEDIATE TAX-EXEMPT FUND


CUSIP Numbers:
Institutional Shares 05561M820
Investor Shares 05561M812


INVESTMENT OBJECTIVE

The Fund seeks to provide income that is exempt from federal income taxes while maintaining relative stability of principal.

MANAGEMENT STRATEGY

In pursuing its objective, the Fund normally invests at least 80% of its net assets in investment-grade municipal debt obligations issued by U.S. states, territories and municipalities. Under normal market conditions, the Fund maintains a dollar-weighted average maturity between three years and ten years.

The Fund invests in a diversified portfolio of investment-grade municipal obligations. Before any security is added to the fund, it is thoroughly evaluated for both quality and potential return. The portfolio manager relies on internal credit research to evaluate specific municipal issuers' ability and willingness to pay principal and interest to bondholders. Bonds are chosen based on this analysis rather than on any private insurance features. The Fund invests in general obligation bonds, which are secured by their issuers' full faith and credit, and revenue bonds, which are secured by specific revenue streams such as toll collections or proceeds of a special tax.


The Fund may invest in bonds of any maturity. Within the intermediate-term range, the maturity length of the portfolio and structure of the individual bonds held are based on the Advisor's views on the direction of interest rates.


The Fund normally expects to be fully invested in tax-exempt securities, but it is permitted to invest up to 20% of its net assets in fixed-income securities that are subject to federal, state and local taxes. In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade short-term securities such as U.S. Treasury obligations. In these cases, the Fund would not be pursuing its investment objective.


BNY Hamilton Intermediate Tax-Exempt Fund

MAIN INVESTMENT RISKS

The value of your investment in the Fund generally will fluctuate with interest rate movements. As interest rates rise, bond prices go down. The longer the maturity of a bond, the more sharply its value is likely to rise or fall in response to interest rate change.

This Fund's performance is affected by a variety of factors in the cities, states and regions in which it invests. These may include economic or policy changes, erosion of the tax base, state legislative changes, especially those regarding taxes.
The portfolio manager's investment strategies may not work out as planned, and the Fund's performance could suffer. Any debt securities held by the Fund could be downgraded in credit rating or go into default.

A revenue bond in the Fund's portfolio could default if its underlying revenue stream fails. This could happen even while the bond issuer remains solvent.

In periods of market uncertainty, some of the portfolio's securities could prove difficult to sell for a price that is beneficial to the Fund.


An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



--------------------------------------------------------------------------------

 About Municipal Securities

The Fund invests in state and local governments and their agencies, which have collectively issued $1.3 trillion worth of bonds for schools, roads, hospitals, utilities and major public works such as airports. New York is the largest state issuer with approximately 10% of the outstanding debt.

Interest on municipal bonds was exempted from federal income tax when the code was first adopted in 1913.

---------------------

-----------------------------------------------

                                       BNY Hamilton Intermediate Tax-Exempt Fund

PAST PERFORMANCE

The following chart demonstrates the risk of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance.

 Institutional Shares annual total returns/1 /(%) as of 12/31/00

[CHART]

906.02

919.73

927.03

938.46

94-3.62

9511.45

963.69

976.09

985.37

99-2.06

20009.3

   Best quarter: Q2 '89 +5.40  Worst quarter: Q1 '94 -3.78


The table below presents the Fund's average annual returns over various periods along with a widely recognized index.

 Average annual total returns (%) as of 12/31/00*


                         1 Year 5 Years 10 Years
------------------------------------------------

Institutional Shares/1/    9.30    4.42     5.45

Investor Shares/1/         9.03    4.22     5.35

Lehman 5 Year G.O.
 Municipal Bond Index/2/   7.68    5.04     6.21


* Assumptions: All dividends and distributions reinvested.


FEES AND EXPENSES

The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out-of-pocket expenses.

 Fee table (% of average net assets)


                                 Institutional Investor
                                        Shares   Shares
-------------------------------------------------------

Shareholder Fees                          None     None

Annual Operating Expenses
-------------------------------------------------------
Management fee                            0.50     0.50
Distribution (12b-1) fees                   --     0.25
Other expenses                            0.29     0.29

Total annual operating expenses*          0.79     1.04



* This year, the Advisor voluntarily reduced the Fund's operating expenses for Institutional Shares by 0.01% and for Investor Shares by 0.01%, resulting in net operating expenses of 0.78% and 1.03% respectively based on average daily net assets. Management reserves the right to implement and discontinue expense limitations at any time.

The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

 Expenses on a $10,000 investment* ($)


                                   1 Year 3 Years 5 Years 10 Years
              ----------------------------------------------------
              Institutional Shares     81     252     439      978
              Investor Shares         106     331     574    1,271


* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns, no voluntary expense reductions and no change in operating expenses.
----------------------------------------------------------------------------
1 For Institutional Shares before 4/1/97 and for Investor Shares before 5/1/97, performance figures are based on the performance of an unregistered Bank of New York common trust fund that had objectives and policies materially equivalent to those of the current mutual fund. Although the figures have been adjusted to attempt to reflect expenses associated with the mutual fund, they are only approximations. Many other factors also reduce their reliability. For example, the common trust fund performance might have been lower if it had been subject to the extra restrictions imposed on mutual funds.

2 The Lehman Brothers 5 Year General Obligation Municipal Bond Index is an unmanaged-index of intermediate-term general obligation municipal bonds.



BNY Hamilton Intermediate Tax-Exempt Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended Decmber 31, 2000 has been audited by Ernest & Young LLP*, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.


 Institutional Shares--Year Ended December 31,                          2000     1999     1998     1997/1/


Per-Share Data ($)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                    9.54    10.19    10.27      10.00
Income from investment operations:
  Net investment income                                                   0.40     0.39     0.41       0.33
  Net realized and unrealized gain (loss) on investments                  0.47    (0.60)    0.13       0.31
  Total income (loss) from investment operations                          0.87    (0.21)    0.54       0.64
Less distributions:
  Dividends from net investment income                                   (0.40)   (0.39)   (0.41)     (0.33)
  Distributions from capital gains                                          --    (0.05)   (0.21)     (0.04)
  Total dividends and distributions                                      (0.40)   (0.44)   (0.62)     (0.37)
Net asset value at end of period                                         10.01     9.54    10.19      10.27
Total return (%)                                                          9.30    (2.06)    5.37     6.50/3/
Ratios/Supplemental Data (%)
------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                  248,923  251,777  270,065    269,085
Ratio of expenses (after reduction) to average net assets                 0.78     0.79     0.83     0.81/4/
Ratio of expenses (before reduction) to average net assets                0.79     0.80     0.83     0.81/4/
Ratio of net investment income (after reduction) to average net assets    4.10     3.96     4.03     4.36/4/
Portfolio turnover rate                                                     19       34       37       30/3/

 Investor Shares--Year Ended December 31,                               2000   1999   1998   1997/2/

-----------------------------------------------------------------------------------------------------

Per-Share Data ($)
-----------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                  9.55  10.19  10.28     9.99
Income from investment operations:
  Net investment income                                                 0.37   0.23   0.38     0.27
  Net realized and unrealized gain (loss) on investments                0.47  (0.45)  0.12     0.33
  Total income (loss) from investment operations                        0.84  (0.22)  0.50     0.60
Less distributions:
  Dividends from net investment income                                 (0.37) (0.37) (0.38)   (0.27)
  Distributions from capital gains                                        --  (0.05) (0.21)   (0.04)
  Total dividends and distribution                                     (0.37) (0.42) (0.59)   (0.31)
Net asset value at end of period                                       10.02   9.55  10.19    10.28
Total return (%)                                                        9.03  (2.22)  4.95   6.08/3/
Ratios/Supplemental Data (%)
-----------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                    606    441    473      194
Ratio of expenses (after reduction) to average net assets               1.03   1.04   1.13   1.15/4/
Ratio of expenses (before reduction) to average net assets              1.04   1.07   1.13   1.15/4/
Ratio of net investment income (after reduction) to average net assets  3.85   3.72   3.74   3.98/4/
Portfolio turnover rate                                                   19     34     37     30/3/

----------------------------------------------------------------------------
1    Institutional shares commenced operations on 4/1/97.
2    Investor shares commenced operations on 5/1/97.
3    Not annualized.
4    Annualized.

*    Ernst & Young LLP has audited the figures since 1999.

KPMG LLP has audited the figures for 1998 and 1997.

                                       BNY Hamilton Intermediate Tax-Exempt Fund

        BNY  HAMILTON


         INTERMEDIATE NEW YORK
         TAX-EXEMPT FUND


CUSIP Numbers:
Institutional Shares 05561M754
Investor Shares 05561M309


INVESTMENT OBJECTIVE

The Fund seeks to provide income that is exempt from federal, New York State and New York City income taxes while maintaining relative stability of principal.

MANAGEMENT STRATEGY

In pursuing its objective, the Fund normally invests at least 80% of its net assets in investment-grade municipal debt obligations, which are securities rated Baa/BBB and above, as well as their unrated equivalents. The Fund may invest in securities issued by New York State and the Commonwealth of Puerto Rico, including all of their municipalities and agencies. Under normal market conditions, the Fund maintains a dollar-weighted average maturity between three years and eight years.

The Fund invests in a diversified portfolio of investment-grade municipal obligations. Before any security is added to the fund, it is thoroughly evaluated for both quality and potential return. The portfolio manager relies on internal credit research to evaluate specific municipal issuers' ability and willingness to pay principal and interest to bondholders. Bonds are chosen based on this analysis rather than on any private insurance features. The Fund invests in general obligation bonds, which are secured by their issuers' full faith and credit, and revenue bonds, which are secured by specific revenue streams such as toll collections or proceeds of a special tax.


The Fund may invest in bonds of any maturity. Within the intermediate-term range, the maturity length of the portfolio and structure of the individual bonds held are based on the Advisor's views on the direction of interest rates.


The Fund normally expects to be fully invested in tax-exempt securities, but it is permitted to invest up to 20% of its net assets in fixed-income securities that are subject to federal, state and local taxes. In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade short-term securities such as U.S. Treasury obligations. In these cases, the Fund would not be pursuing its investment objective.


BNY Hamilton Intermediate New York Tax-Exempt Fund

MAIN INVESTMENT RISKS

The value of your investment in the Fund generally will fluctuate with interest rate movements. As interest rates rise, bond prices go down. The longer the maturity of a bond, the more sharply its value is likely to rise or fall in response to an interest rate change.

Because the Fund invests primarily in New York issuers, its performance is affected by local, state and regional factors. These may include economic or policy changes, erosion of the tax base, the legacy of the grave financial difficulties experienced by New York City and the state as a whole in the 1970s. State legislative changes, especially those regarding taxes, could also affect performance.

Any debt securities held by the Fund could be downgraded in credit rating or go into default. A revenue bond in the Fund's portfolio could default if its underlying revenue stream fails. This could happen even while the issuer remains solvent.


The Fund is non-diversified and may invest more than 5% of its assets in securities of a single issuer. If the Fund invests heavily in a single issuer, its overall performance could be linked more closely to the performance of that issuer than to the municipal bond market as a whole.

The portfolio manager's strategies may not work out as planned, and the Fund's performance could suffer.

In periods of market uncertainty, some of the portfolio's securities could prove difficult to sell at a price that is beneficial to the Fund.


An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              BNY Hamilton Intermediate New York Tax-Exempt Fund

PAST PERFORMANCE

The following chart demonstrates the risk of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance.

 Investor Share annual total returns/1/ (%) as of 12/31/00

[CHART]

937.99

94-3.81

9512.08

963.47

976.19

985.04

99-1.6

20008.49
 Best quarter: Q1 '95 +5.00   Worst quarter: Q1 '94 -3.24


The table below presents the Fund's average annual returns over various periods along with a widely recognized index.

 Average annual total returns (%) as of 12/31/00*


                                         Since
                         1 Year 5 Years 8/10/92

-----------------------------------------------
Institutional Shares/2/    8.66    4.45    4.65
Investor Shares/1/         8.49    4.23    4.55
Lehman 5 Year G.O.
 Municipal Bond Index/3/   7.68    5.04    5.35


* Assumptions: All dividends and distributions reinvested.


FEES AND EXPENSES

The table below outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out-of-pocket expenses.

 Fee table (% of average net assets)


                                 Institutional Investor
                                        Shares   Shares
-------------------------------------------------------
Shareholder Fees                          None     None

Annual Operating Expenses
-------------------------------------------------------
Management fee                            0.50     0.50
Distribution (12b-1) fees                   --     0.25
Other expenses                            0.56     0.56
Total annual operating expenses*          1.06     1.31


* This year, the Advisor voluntarily reduced the Fund's operating expenses for Institutional Shares by 0.27% and for Investor Shares by 0.28%, resulting in net operating expenses of 0.79% and 1.03% respectively based on average daily net assets. Management reserves the right to implement and discontinue expense limitations at any time.

The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

 Expenses on a $10,000 investment* ($)


                1 Year 3 Years 5 Years 10 Years
-----------------------------------------------
Institutional
 Shares            108     337     585    1,294
Investor Shares    133     415     718    1,579

* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns, no voluntary expense reductions and no change in operating expenses.
----------------------------------------------------------------------------
1 Investor Shares commenced operations on 8/10/92.
2 Before 4/1/97, performance figures are based on the performance of Investor
  Shares of the Intermediate New York Tax-Exempt Fund.
3 The Lehman Brothers 5 Year General Obligation Municipal Bond Index is an unmanaged index of intermediate-term general obligation municipal bonds.


BNY Hamilton Intermediate New York Tax-Exempt Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2000 has been audited by Ernst & Young LLP*, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.

Institutional Shares--Year Ended December 31,                             2000    1999    1998   1997/1/

Per-Share Data ($)
--------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                  10.10   10.65   10.52     10.16
Income from investment operations:
  Net investment income                                                  0.41    0.41    0.41      0.31
  Net realized and unrealized gain (loss) on investments                 0.44   (0.55)   0.14      0.36
  Total income (loss) from investment operations                         0.85   (0.14)   0.55      0.67
Dividends and distributions:
  Dividends from net investment income                                  (0.41)  (0.41)  (0.41)    (0.31)
  Distributions from capital gains                                         --      --   (0.01)       --
  Total dividends and distributions                                     (0.41)  (0.41)  (0.42)    (0.31)
Net asset value at end of period                                        10.54   10.10   10.65     10.52
Total return (%)                                                         8.66   (1.35)   5.30    6.69/2/
Ratios/Supplemental Data (%)
--------------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                  33,202  31,446  31,519    30,915
Ratio of expenses (after reduction) to average net assets                0.79    0.82    0.90    0.90/3/
Ratio of expenses (before reduction) to average net assets               1.06    1.07    1.07    1.15/3/
Ratio of net investment income (after reduction) to average net assets   4.05    3.93    3.85    3.98/3/
Portfolio turnover rate                                                    16      32      24      21/2/

Investor Shares--Year Ended December 31,                                 2000   1999    1998    1997    1996

Per-Share Data ($)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                 10.10  10.65   10.52   10.29   10.34
Income from investment operations:
  Net investment income                                                 0.39   0.38    0.38    0.39    0.40
  Net realized and unrealized gain (loss) on investments                0.45  (0.55)   0.14    0.23   (0.05)
  Total income (loss) from investment operations                        0.84  (0.17)   0.52    0.62    0.35
Dividends and distribution:
  Dividends from net investment income                                 (0.39) (0.38)  (0.38)  (0.39)  (0.40)
  Distributions from capital gains                                       --     --    (0.01)     --      --
  Total dividends and distribution                                     (0.39) (0.38)  (0.39)  (0.39)  (0.40)
Net asset value at end of period                                       10.55  10.10   10.65   10.52   10.29
Total return (%)                                                        8.49  (1.60)   5.04    6.19    3.47
Ratios/Supplemental Data (%)
------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                  8,021  8,032  11,580  10,368  36,737
Ratio of expenses (after reduction) to average net assets               1.03   1.07    1.15    1.02    0.90
Ratio of expenses (before reduction) to average net assets              1.31   1.30    1.32    1.32    1.18
Ratio of net investment income (after reduction) to average net assets  3.81   3.65    3.61    3.88    3.91
Portfolio turnover rate                                                   16     32      24      21      22

----------------------------------------------------------------------------
1 Institutional shares commenced operations on 4/1/97.
2 Not annualized.
3 Annualized.


* Ernst & Young LLP has audited the figures since 1999.
 KPMG LLP audited the figures for 1997 and 1998.

 Deloitte & Touche LLP audited the figures for 1996.

                              BNY Hamilton Intermediate New York Tax-Exempt Fund

        BNY  HAMILTON


         S&P 500 INDEX FUND


CUSIP Numbers:
Institutional Shares 05561M648
Investor Shares 05561M655



INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the Standard & Poor's 500 Composite Stock Index (the "S&P 500").

MANAGEMENT STRATEGY


The Fund pursues its objective by employing a passive management strategy designed to track the performance of the S&P 500. The Fund invests substantially all of its assets in stocks that comprise the S&P 500. The Advisor uses a full replication approach, in which all stocks in the S&P 500 are held by the Fund in proportion to their index weights.

The S&P 500 is a market-weighted index composed of approximately 500 large cap common stocks chosen by Standard & Poor's based on a number of factors including industry group representation, market value, economic sector and operating/financial condition.


BNY Hamilton S&P 500 Index Fund

MAIN INVESTMENT RISKS

Because the Fund uses an indexing strategy, it does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor performance. You may, therefore, lose money.

The value of your investment in the Fund generally will fluctuate with stock market movements. As a group, the large-capitalization stocks included in the S&P 500 could fall out of favor with the market, particularly in comparison with small- or medium-capitalization stocks.

If stocks in the portfolio reduce or eliminate their dividend payments, the Fund will generate less income.


An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                 BNY Hamilton S&P 500 Index Fund

PAST PERFORMANCE


The table below presents the Fund's average annual returns since inception along with a widely recognized index.

 Average annual total returns (%) as of 12/31/00*


                         Since
                        4/28/00
-------------------------------

Institutional Shares/1/  -12.59


S&P 500(R) Index/2/      -12.13



*   Assumptions: All dividends and distributions reinvested.


Since the Fund has less than a full year of operations as of December 31, 2000, no historical performance information has been presented.


FEES AND EXPENSES

The table below outlines the fees and expenses you could expect to pay as an investor in the Fund. "Annual Operating Expenses" are deducted from Fund assets, and are reflected in the total return. Since the Fund is "no-load", shareholders pay no fees or out-of-pocket expenses.

 Fee table (% of average net assets)


                                          Institutional Investor
                                                 Shares   Shares
                ------------------------------------------------
                Shareholder Fees                  None  None

                Annual Operating Expenses
                ------------------------------------------------
                Management fee                    0.25% 0.25%
                Distribution (12b-1) fees         None  0.25%
                Other expenses                    1.66% 1.66%(a)

                Total annual operating
                 expenses*                        1.91% 2.16%


(a) This is an estimate because the investor shares have no prior operating history.


* The Advisor and sub-administrator have agreed to limit the expenses of the Fund to 0.35% and 0.60%, for the Institutional Shares and the Investor Shares, respectively, of its average daily net assets. The Advisor and sub-administrator have agreed to waive fees and if necessary, reimburse expenses of the Fund, to the extent that total operating expenses are greater than 0.35% and 0.60% of its average daily net assets. Management reserves the right to implement and discontinue expense limitations at any time.

The table below shows the anticipated expenses on a $10,000 investment in the Fund over the indicated periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

 Expenses on a $10,000 Investment* ($)


                     1 Year 3 Years 5 Years 10 Years
----------------------------------------------------
Institutional Shares    194     600   1,032    2,223
Investor Shares         219     676   1,159    2,493

* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns, no voluntary expense reduction and no change in operating expenses.


----------------------------------------------------------------------------
1   Institutional Shares commenced operations on 4/28/00.


2   The S&P 500(R) Index is an unmanaged index of 500 large U.S. companies.


BNY Hamilton S&P 500 Index Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2000 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.


Institutional Shares--Year Ended December 31,                             2000/1/


Per-Share Data ($)
---------------------------------------------------------------------------------
Net asset value at beginning of period                                    10.00
Income from investment operations:
  Net investment income                                                    0.07
  Net realized and unrealized (loss) on investments                       (0.94)
  Total from investment operations                                        (0.87)
Less distributions:
  Dividends from net investment income                                    (0.06)
  Total dividends                                                         (0.06)
Net asset value at end of period                                           9.07
Total return (%)                                                        (8.72)/2/

Ratios/Supplemental Data (%)
---------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                    17,718
Ratio of expenses (after reduction) to average net assets                0.35/3/
Ratio of expenses (before reduction) to average net assets               1.91/3/
Ratio of net investment income (after reduction) to average net assets   1.00/3/
Portfolio turnover rate                                                    33/2/

----------------------------------------------------------------------------
1 Institutional Shares commenced operations on 4/28/00.
2 Not annualized.
3 Annualized.
 .

                                                 BNY Hamilton S&P 500 Index Fund

        BNY  HAMILTON


         U.S. BOND MARKET INDEX FUND


CUSIP Numbers:
Institutional Shares 05561M663
Investor Shares 05561M671


INVESTMENT OBJECTIVE

The Fund seeks to track the total rate of return of the Lehman Brothers Aggregate Bond Index (the "Lehman Bond Index").

MANAGEMENT STRATEGY

The Fund pursues its objective by employing a passive management strategy designed to match the performance of the Lehman Bond Index as closely as possible before the deduction of Fund expenses. The Fund will be substantially invested in bonds that comprise the Lehman Bond Index and will invest at least 80% of its assets in bonds or other financial instruments comprising the index in a manner which mirrors the weightings of the index.

The Lehman Bond Index is a broad-based, unmanaged index that covers the U.S. investment grade fixed-rate bond market and is comprised of investment-grade government, corporate and mortgage- and asset-backed bonds that are denominated in U.S. dollars, all with maturities longer than one year. Investment-grade securities are rated in the four highest rating categories by a nationally-recognized statistical rating organization ("rating agency"). Bonds are represented in the Lehman Bond Index in proportion to their market value. Lehman Brothers is not affiliated with this Fund and it does not sell or endorse the Fund, nor does it guarantee the performance of the Fund or the Lehman Bond Index.


BNY Hamilton U.S. Bond Market Index Fund

MAIN INVESTMENT RISKS

Because the Fund uses an indexing strategy, it does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor performance. You may, therefore, lose money.

The Fund's investment is also subject to interest rate and credit risks. Interest rate risk is the risk that when interest rates rise, the value of debt instruments generally falls. In general, changes in interest rates cause greater fluctuations in the market value of longer-term securities than of shorter-term securities. Credit risk is the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.



An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Many debt securities are subject to prepayment risk, i.e., the risk that an issuer of a security can repay principal prior to the security's maturity. Such securities generally offer less potential for gains during a declining interest rate environment and similar potential for loss in a rising interest rate environment.

                                        BNY Hamilton U.S. Bond Market Index Fund

PAST PERFORMANCE


The table below presents the Fund's average annual returns since inception along with a widely recognized index.

 Average annual total returns (%) as of 12/31/00*


                                                     Since
                                                    4/28/00
                     --------------------------------------

                     Institutional Shares/1/          13.88

                     Lehman Brothers Aggregate Bond
                     Index/2/                         14.39


*     Assumptions: All dividends and distributions reinvested.


Since the Fund has less than a full year of operations as of December 31, 2000, no historical performance information has been presented.


FEES AND EXPENSES

The table below outlines the fees and expenses you could expect to pay as an investor in the Fund. "Annual Operating Expenses" are deducted from Fund assets and are reflected in the total return. Since the Fund is "no-load", shareholders pay no fees or out-of-pocket expenses.

 Fee table (% of average net assets)

                                        Institutional Investor
                                               Shares   Shares
              ---------------------------------------------------
              Shareholder Fees                   None     None

              Annual Operating Expenses
              ---------------------------------------------------
              Management fee                     0.25     0.25
              Distribution (12b-1) fees          None     0.25
              Other expenses                     1.10     1.10(a)
              Total annual operating
               expenses*                         1.35     1.60


(a) This is an estimate because the investor shares have no prior operating history.


* The Advisor has agreed to limit the expenses of the Fund to 0.35% and 0.60%, for the Institutional Shares and the Investor Shares, respectively, of its average daily net assets. The Advisor and sub-administrator have agreed to waive a portion of their fees and, if necessary, reimburse expenses of the Fund, to the extent that total operating expenses are greater than 0.35% and 0.60% of its average daily net assets. Management reserves the right to implement and discontinue expense limitations at any time.

The table below shows the anticipated expenses on a $10,000 investment in the Fund over the indicated periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

 Expenses on a $10,000 investment* ($)

                     1 Year 3 Years 5 Years 10 Years
----------------------------------------------------
Institutional Shares    137     428     739    1,624
Investor Shares         163     505     871    1,900

* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns, no voluntary expense reduction and no change in operating expenses.


----------------------------------------------------------------------------
1     Institutional Shares commenced operations on 4/28/00.
2 The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed-income securities.

BNY Hamilton U.S. Bond Market Index Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of al dividends and distributions). The information for the year ended December 31, 2000 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.

Institutional Shares--Year Ended December 31,                           2000


Per-Share Data ($)
----------------------------------------------------------------------------------
Net asset value at beginning of period                                    10.00
Income from investment operations:
  Net investment income                                                  0.47
  Net realized and unrealized gain on investments                        0.43
  Total income from investment operations                                0.90
Less distributions:
  Dividends from net investment income                                  (0.43)
  Distributions from capital gains                                      (0.03)
  Total dividends and distributions                                     (0.46)
Net asset value at end of period                                        10.44
Total return (%)                                                         9.21/2/

Ratios/Supplemental Data (%)
----------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)                                    19,653
Ratio of expenses (after reduction) to average net assets                 0.35/3/
Ratio of expenses (before reduction) to average net assets               1.35/3/
Ratio of net investment income (after reduction) to average net assets   6.61/3/
Portfolio turnover rate                                                   101/2/

----------------------------------------------------------------------------
1 Institutional Shares commenced operations on 4/28/00.
2 Not annualized.
3 Annualized.

                                        BNY Hamilton U.S. Bond Market Index Fund

ACCOUNT POLICIES


The funds in this prospectus are offered in two share classes -- Institutional and Investor. Institutional Shares do not have 12b-1 fees and have generally lower operating expenses, which improves investment performance. Institutional Shares are available only to direct investments over $100,000 or to investors who have specific asset management relationships with the Advisor.

All other investors may purchase Investor Shares. The information below on Daily NAV Calculation and Distributions and Tax Considerations applies to both share classes. The other account policies apply to Investor Shares only. If you want to purchase, exchange or redeem Institutional Shares, contact your Bank of New York representative.


DAILY NAV CALCULATION


Each fund calculates its net asset value per share (NAV) at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) each day that the exchange is open. When market prices are not available, the funds will use fair value prices as determined by the Board of Directors.


Purchase orders received before the regular close of the New York Stock Exchange will be executed at the NAV calculated at that day's close.

Certain funds invest in securities that are traded on foreign exchanges, which may be open when the New York Stock Exchange is closed. The value of your investment in these funds may change on days when you will be unable to purchase or redeem shares.


DISTRIBUTION (12 B - 1 ) PLAN

The directors have adopted 12b-1 distribution plans with respect to the Investor Shares of each of the funds in this prospectus. The plans permit the funds to reimburse the Distributor for distribution expenses in an amount up to 0.25% of the annual average daily net assets of Investor Shares. These fees are paid out of fund assets on an ongoing basis, and over time, they could cost you more than paying other types of sales charges.

----------------------------------------------------------------------------

OPENING AN ACCOUNT

 Minimum investment requirements


                             Minimum initial Minimum continuing
Account Type                 investment      investments        Minimum balance
-------------------------------------------------------------------------------

IRA                          $250            $25                N/A

Regular Account                      $2,000*              $100* $500

Automatic Investment Program $500            $50                N/A

* Employees and retirees of The Bank of New York and its affiliates, and employees of the administrator, distributor and their affiliates may open a regular account with $100 and make continuing investments of $25. Employees and retirees of The Bank of New York and its affiliates may also invest through payroll deduction. Call 800-426-9363 for details.

Account Policies

OPENING AN ACCOUNT/PURCHASING SHARES

 Open an account                                                       Add to your investment


Mail
------------------------------------------------------------------------------------------------------------------------------------

Send completed new account application and a check payable            Send a check payable directly to your fund to:
directly to each fund you want to invest in to:

BNY Hamilton Funds                                                    BNY Hamilton Funds, Inc.
P.O. Box 163310                                                       P.O. Box 806
Columbus, OH 43216-3310                                               Newark, NJ 07101-0806

For all enrollment forms, call 800-426-9363                           If possible, include a tear-off payment stub from one of your transaction confirmation statements.

Wire
------------------------------------------------------------------------------------------------------------------------------------

The funds do not charge a fee for wire transactions, but your bank may.

Mail your completed new account application to the Ohio address above. Call the transfer agent at 800-426-9363 for an account number.

Instruct your bank to wire funds to a new account at:                 Instruct your bank to wire funds to:

The Bank of New York                                                  The Bank of New York
New York, NY 10286                                                    New York, NY 10286
ABA: 021000018                                                        ABA: 021000018
BNY Hamilton Funds                                                    BNY Hamilton Funds
DDA 8900275847                                                        DDA 8900275847
Attn: [your fund]                                                     Attn: [your fund]
Ref: [your name, account number and taxpayer ID]                      Ref: [your name, account number and taxpayer ID]


Dealer
------------------------------------------------------------------------------------------------------------------------------------

Note: a broker-dealer may charge a fee.

Contact your broker-dealer.                                           Contact your broker-dealer.


Automatic Investment Program
------------------------------------------------------------------------------------------------------------------------------------

Automatic investments are withdrawn from your bank account on a monthly or biweekly basis.

Make an initial investment of at least $500 by whatever method        Once you specify a dollar amount (minimum $50), investments
you choose. Be sure to fill in the information required               are automatic
in section 7 of your new account application.

Your bank must be a member of the ACH (Automated Clearing             You can modify or terminate this service at any time by
House) system.                                                        mailing a  notice to:

                                                                      BNY Hamilton Funds
                                                                      P.O. Box 163310
                                                                      Columbus, OH 43216-3310

Purchases by personal check Checks or money orders should be in U.S. dollars and payable to the specific fund you wish to invest in. The funds do not accept third-party checks. In addition, you may not redeem shares purchased by check until your original purchase clears, which may take up to ten business days.


Wire transactions The Funds do not charge a fee for wire transfers from your bank to the Funds. However, your bank may charge a service fee for wiring funds.


                                                                Account Policies

MAKING EXCHANGES/REDEEMING SHARES

 To exchange shares between mutual funds
 (minimum $500)                                            To redeem shares


Phone
------------------------------------------------------------------------------------------------------------------------

Call 800-426-9363.                                        Call 800-426-9363.

                                                          The proceeds can be wired to your bank account two business days after your redemption request or a check can be mailed to you at the address of record on the following business day.

Mail
------------------------------------------------------------------------------------------------------------------------

Your instructions should include:                         Your instructions should include:

 .your account number                                      .your account number
 .names of the funds and number of shares or dollar amount .names of the funds and number of shares or dollar amount
 you want to exchange.                                     you want to exchange.

                                                          A signature guarantee is required whenever:
                                                          .you redeem more than $50,000
                                                          .you want to send the proceeds to a different address
                                                          .you have changed your account address within the last 60
                                                           days

Dealer
------------------------------------------------------------------------------------------------------------------------

Contact your broker-dealer.                               Contact your broker-dealer.

Systematic Withdrawal

------------------------------------------------------------------------------------------------------------------------

Requires $10,000 minimum fund balance

                                                          You can choose from several options for monthly, quarterly, semi-annual or annual withdrawals:
                                                          .declining balance
                                                          .fixed dollar amount
                                                          .fixed share quantity
                                                          .fixed percentage of your account


                                                          Call 800-426-9363 for details.



Account Policies

MAKING EXCHANGES/REDEEMING SHARES

As with purchase orders, redemption requests received before the regular close of the New York Stock Exchange will be executed at the offering price calculated at that day's close.


Minimum account balances If your account balance falls below $500 due to redemptions, rather than market movements, the fund may give you 60 days, to bring the balance back up. If you do not increase your balance, the fund may close your account and send you the proceeds.

Exchange minimums You may exchange shares of the same class between funds. From the perspective of tax liability, an exchange is the same as a redemption from one fund and purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange. Shares to be exchanged must have a value of at least $500. If you will be investing in a new fund, you must also exchange enough shares to meet the minimum balance requirement.

Signature guarantees You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.


DISTRIBUTIONS AND TAX CONSIDERATIONS

Each fund pays dividends, if any, and capital gains distribution, if any, approximately 10 calendar days before month end. Distributions are automatically paid in the form of additional fund shares. Notify the transfer agent in writing to:

 . choose to receive dividends or distributions (or both) in cash

 . change the way you currently receive distributions

Your taxable income is the same regardless of which option you choose.

                 Type of Distribution      Federal Tax Status

                 Dividends from net       ordinary income
                 investment income
                 Short-term capital gains ordinary income
                 Long-term capital gains  capital gain
                 Tax-free dividends       tax-free

    None of the tax-exempt funds in this prospectus intends to invest in securities whose income is subject to the alternative minimum tax. These dividends may, however, be subject to state or local income taxes.

Distributions from the fixed-income funds are expected to be primarily ordinary income from dividends, while distributions from the equity funds are expected to be primarily capital gains.

The funds issue detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investor who does not provide a valid Social Security or taxpayer identification number to the funds may be subject to federal backup withholding tax.

Whenever you redeem or exchange shares, you are likely to generate a capital gain or loss, which will be short- or long-term depending on how long you held the shares.

If you invest in a fund shortly before an expected taxable dividend or capital gain distribution, you may end up getting part of your investment back right away in the form of taxable income.


You should consult your tax Advisor about your own particular tax situation.


                                                                Account Policies

INVESTMENT ADVISOR


The investment Advisor of these funds is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $77 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $66 billion in investments for institutions and individuals.


Credit Agricole Asset Management (formerly known as IndoCam International Investment Services), located at 90, boulevard Pasteur- 75730 Paris Cedex 15-France, is the subadvisor for the BNY Hamilton International Equity Fund. Credit Agricole manages $149 billion of non-U.S. assets.


Estabrook Capital Management, LLC, located at 430 Park Avenue, New York, NY 10022, has been a wholly-owned subsidiary of The Bank of New York since 1999. Estabrook Capital Management, LLC, and predecessor companies have been managing individual portfolios for over sixty years and currently has assets under management exceeding $2 billion.


Advisor compensation The Advisor is responsible for all business activities and investment decisions for the funds. In return for these services, each fund pays the Advisor an annual fee.


              Fund
              ----                                    Fee
                                                       as a % of
                                                     average daily
                                                      net assets
              ----------------------------------------------------
              BNY Hamilton Equity Income Fund                 0.60
              BNY Hamilton Large Cap Value Fund               0.60
              BNY Hamilton Large Cap Growth Fund              0.60
              BNY Hamilton International Equity Fund          0.85
              BNY Hamilton Small Cap Growth Fund              0.75
              BNY Hamilton Intermediate
              Government Fund                                 0.50
              BNY Hamilton Intermediate
              Investment Grade Fund                           0.50
              BNY Hamilton Intermediate
              Tax-Exempt Fund                                 0.50
              BNY Hamilton Intermediate New York
              Tax-Exempt Fund                                 0.50
              BNY Hamilton S&P 500 Index Fund                 0.25
              BNY Hamilton U.S. Bond Market
              Index Fund                                      0.25


Account Policies

PORTFOLIO MANAGERS

The day-to-day management of the funds is handled by teams of investment professionals under the leadership of the portfolio managers, who are described below.


BNY Hamilton Equity Income Fund is managed by Robert G. Knott, Jr. Mr. Knott is senior portfolio manager of the Fund and a Vice President of the Advisor. He has managed the Fund since its inception in 1992. He joined the Advisor in 1966 and has been managing assets since 1969.


BNY Hamilton Large Cap Value Fund The Fund is advised by The Bank of New York and Sub-Advised by Estabrook Capital Management, LLC, a wholly-owned subsidiary of The Bank of New York.

The Fund is managed by Charles T. Foley, and George D. Baker.


Mr. Foley is a portfolio manager and President at Estabrook Capital Management, LLC. He has been with Estabrook since 1970 and currently manages over 100 relationships totaling over $370 million in assets.


Mr. Baker is a portfolio manager at Estabrook since 1996 where he is also the Director of Research. He currently manages over 78 relationships totaling over $180 million in assets. Prior to joining Estabrook, Mr. Baker was employed by Merrill Lynch since 1989 where he served as a Managing Director and Senior Energy Industry Specialist.


BNY Hamilton Large Cap Growth Fund is managed by Charles Goodfellow and DeAnne Steele. Mr. Goodfellow is senior portfolio manager of the Fund and a Vice President of the Advisor. He has managed the Fund since its inception in 1997 and has been managing common trust funds since he joined the Advisor in 1989. Ms. Steele, an Assistant Vice President, joined the Advisor in 1999 and has managed the Fund since 2000. Prior to joining the Advisor, she was a Portfolio Manager at The Northern Trust Company.



BNY Hamilton International Equity Fund Credit Agricole Asset Management (formerly known as IndoCam International Investment Services), is the Sub-Advisor for this Fund. Mary Clare Bland is a Vice President of the Advisor and has managed the Fund since 1998, when she joined the Advisor. Before that, Ms. Bland was a loan markets analyst for Loan Pricing Corporation, taught economics at the University of Gdansk in Poland and completed her doctorate in economics at Indiana University.



BNY Hamilton Small Cap Growth Fund John C. Lui is a Vice President of the Advisor and has managed the Fund since its inception in 1997. He joined the Advisor in 1995 and has been managing assets since 1987. Before joining the Advisor, Mr. Lui managed global equity and bond portfolios for Barclays Global Asset Management.



BNY Hamilton Intermediate Government Fund William D. Baird is a Vice President of the Advisor, specializing in government, mortgage-backed and asset-backed security analysis. He has managed the Fund since 1997. He joined the Advisor in 1993 and has been managing assets since 1981.


BNY Hamilton Intermediate Investment Grade Fund The Fund is co-managed by Terence M. McCormick and Paul J. Pertusi. Mr. McCormick is a Vice President of the Advisor and has managed the Fund since 1999. He joined the Advisor in 1985 and has worked in the fixed income management division since 1992. Mr. Pertusi is a Vice President of the Advisor and has managed the Fund since 1999. Before joining the Advisor in 1997, he was an assistant portfolio manager at Merrill Lynch and managed portfolios for high net worth individuals at Citibank.

                                                                Account Policies

BNY Hamilton Intermediate Tax-Exempt Fund Jeffrey B. Noss is a Vice President of the Advisor and has managed the Fund since its inception in 1997. He has managed other tax-exempt portfolios for the Advisor's tax-exempt bond management division since 1987.


BNY Hamilton Intermediate New York Tax-Exempt Fund Colleen M. Frey is a Vice President of the Advisor and group head of the tax-exempt bond management division. She has managed the Fund since its inception in 1992 and joined the Advisor in 1967.



BNY Hamilton S&P 500 Index Fund is managed by Kurt Zyla and Tracy Rowohlt.


Mr. Zyla is a portfolio manager and Vice-President of the Advisor. He has managed the Passive Investment Management Group of the Advisor since 1996, and currently manages $6.5 billion in assets. He joined the Advisor in 1989. Prior to his current position, he was employed by the Advisor in a number of capacities.

Ms. Rowohlt is a portfolio manager and Assistant Vice President of the Advisor. Prior to joining the Advisor in 1999, Ms. Rowohlt worked as an index portfolio manager at Key Asset Management and as financial analyst and funds management trader for KeyCorp since 1994.


BNY Hamilton U.S. Bond Market Index Fund

William D. Baird is a Vice President of the Advisor specializing in government, mortgage backed and asset backed security analysis. He joined the Ad-visor in 1993 and has been managing assets since 1981.



Account Policies

                                      BNY
                                   HAMILTON
                                     FUNDS

                       INVEST WITH A TRUSTED LEADER

FOR MORE INFORMATION

Annual and Semi-Annual Reports
These include commentary from the fund managers on the market conditions and investment strategies that significantly affected the fund's performance, detailed performance data, a complete inventory of the funds' securities and a report from the funds' auditor.

Statement of Additional Information (SAI)
The SAI contains more detailed disclosure on features and policies of the funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this prospectus).

You can obtain these documents free of charge, make inquiries or request other information about the funds by contacting your dealer or:

BNY Hamilton Funds
PO Box 163310
Columbus, OH 43216-3310
1-800-426-9363

Information is also available from the SEC:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-6009
www.sec.gov

For information on the operation of the SEC's public reference room where documents may be viewed and copied, call:

1-800-SEC-0330

Note: The SEC requires a duplicating fee for paper copies.
SEC File Number: 811-6654


                                                               BNY
                                                             HAMILTON
                                                              FUNDS

                                                    INVEST WITH A TRUSTED LEADER

                                                      90 Park Avenue, 10th Floor
                                                          New York, NY 10016



                                                                  04/01 BNY-0090

                            BNY HAMILTON FUNDS, INC.
                       Statement of Additional Information

                             BNY Hamilton Money Fund
                        BNY Hamilton Treasury Money Fund
                         BNY Hamilton Equity Income Fund
                       BNY Hamilton Large Cap Growth Fund
                       BNY Hamilton Small Cap Growth Fund
                     BNY Hamilton International Equity Fund
                    BNY Hamilton Intermediate Government Fund
                 BNY Hamilton Intermediate Investment Grade Fund
               BNY Hamilton Intermediate New York Tax-Exempt Fund
                    BNY Hamilton Intermediate Tax-Exempt Fund
                         BNY Hamilton S&P 500 Index Fund
                        BNY Hamilton Large Cap Value Fund
                    BNY Hamilton U.S. Bond Market Index Fund
                     BNY Hamilton Large Cap Growth CRT Fund
                     BNY Hamilton Small Cap Growth CRT Fund
                   BNY Hamilton International Equity CRT Fund

                                 April 30, 2001

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION ABOUT THE FUNDS LISTED ABOVE WHICH SHOULD BE READ IN CONJUNCTION WITH THE RELEVANT PROSPECTUS, EACH DATED APRIL 30, 2001, AS SUPPLEMENTED FROM TIME TO TIME, WHICH MAY BE OBTAINED UPON REQUEST FROM BNY HAMILTON DISTRIBUTORS, INC., 90 PARK AVENUE, NEW YORK, NEW YORK 10016 ATTENTION:
BNY HAMILTON FUNDS, INC., 1-800-426-9363.

                                Table of Contents

                                                                                     Page

General ........................................................................        3
Investment Objectives and Policies .............................................        3
Investment Restrictions ........................................................       29
Directors and Officers .........................................................       36
Investment Advisor .............................................................       39
Administrator ..................................................................       41
Distributor ....................................................................       43
Fund, Shareholder and Other Services ...........................................       44
Purchase of Shares .............................................................       45
Redemption of Shares ...........................................................       46
Exchange of Shares .............................................................       46
Dividends and Distributions ....................................................       47
Net Asset Value ................................................................       47
Performance Data ...............................................................       50
Portfolio Transactions and Brokerage Commissions ...............................       54
Description of Shares ..........................................................       57
Taxes ..........................................................................       62
Special Considerations Relating to Investments in New York Municipal Obligations       67
Additional Information .........................................................       84
Financial Statements ...........................................................       85
Appendix A - Description of Securities Ratings .................................       87

--------------------------------------------------------------------------------
GENERAL

BNY Hamilton Funds, Inc. ("BNY Hamilton") is an open-end investment company, currently consisting of sixteen series: BNY Hamilton Money Fund, BNY Hamilton Treasury Money Fund, BNY Hamilton Equity Income Fund, BNY Hamilton Large Cap Growth Fund, BNY Hamilton Small Cap Growth Fund, BNY Hamilton International Equity Fund, BNY Hamilton Intermediate Government Fund, BNY Hamilton Intermediate Investment Grade Fund, BNY Hamilton Intermediate New York Tax-Exempt Fund, BNY Hamilton Tax-Exempt Fund, BNY Hamilton S&P 500 Index Fund, BNY Hamilton Large Cap Value Fund, BNY Hamilton U.S. Bond Market Index Fund, BNY Hamilton Large Cap CRT Fund, BNY Hamilton Small Cap CRT Fund, BNY Hamilton International Equity CRT Fund. Each of the BNY Hamilton Large Cap CRT Fund, BNY Hamilton Small Cap CRT Fund and BNY Hamilton International Equity CRT Fund is referred to as an "CRT Fund" and each of the other series of BNY Hamilton is referred to as a "Fund" and collectively as the "Funds". The Bank of New York (the "Advisor") will serve as investment advisor to each of the Funds. Credit Agricole Asset Management (formerly known as IndoCam International Investment Services) is the sub-advisor for the BNY Hamilton International Equity Fund and BNY Hamilton International Equity CRT Fund. Estabrook Capital Management, LLC, a wholly owned subsidiary of The Bank of New York serves as the sub-advisor to the BNY Hamilton Large Cap Value Fund. This Statement of Additional Information provides additional information only with respect to the Funds and should be read in conjunction with the current Prospectus relating to each Fund.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES

BNY Hamilton Money Fund (the "Money Fund") is designed to be an economical and convenient means of making substantial investments in money market instruments. The Fund's investment objective is to earn as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality money market instruments. The Fund will attempt to accomplish this objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in United States dollar-denominated securities described in each Prospectus for each class of shares of BNY Hamilton Money Fund and in this Statement of Additional Information that meet certain rating criteria, present minimal credit risks and have remaining maturities of 397 days or less. See "Quality and Diversification Requirements".

BNY Hamilton Treasury Money Fund (the "Treasury Money Fund") is designed to be an economical and convenient means of investing in securities issued or guaranteed by the United States Government and in securities fully collateralized by issues of the United States Government. The Fund's investment objective is to earn as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing solely in short-term obligations of the United States Treasury and repurchase agreements fully collateralized by obligations of the United States Treasury. The Fund will only invest in money market securities issued or guaranteed by the U.S. Government, including but not limited to securities subject to repurchase agreements secured by U.S. Government obligations. Securities issued or guaranteed by the U.S. Government include U.S. Treasury securities, which differ in their interest rates, maturities, and times of issuance. In accordance with Rule 2a-7 under the Investment Company Act of 1940, the Fund will maintain

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a dollar-weighted average maturity of 90 days or less and will only purchase securities having remaining maturity of 397 days or less. See "Quality and Diversification Requirements".

BNY Hamilton Equity Income Fund (the "Equity Income Fund") is designed for conservative investors who are interested in participating in the equity markets while receiving current income greater than the yield of the Standard & Poor's 500 Index. The Fund's investment objective is to provide long-term capital appreciation with a yield greater than the yield of the Standard & Poor's 500 Index. The Fund will invest primarily in common stock and convertible securities of domestic and foreign corporations. In connection with its investment objectives, the Fund seeks to achieve capital appreciation in excess of the market average represented by the Standard & Poor's 500 Index. During periods of rapid market capital appreciation, the effect of the Fund's dual investment objectives will likely be that the net asset value of the Fund will not rise as rapidly as the market generally. Conversely, during periods of rapid market depreciation, the Fund's net asset value would not be expected to decline as rapidly as the market.

BNY Hamilton Large Cap Growth Fund (the "Large Cap Growth Fund") is designed as an economical and convenient means of investing primarily in the stocks of domestic and foreign institutions. The Fund's investment objective is to provide long-term capital appreciation by investing primarily in common stocks and securities convertible to common stocks; current income is a secondary objective. During times of adverse market and/or economic conditions the Fund may invest in securities with a high enough yield to offer possible resistance to downward market and/or economic pressure. In selecting securities for the Fund, a focus will be given to securities of corporations perceived to have a relatively high potential for growth of earnings and/or revenues. The Fund currently considers large cap corporations to be those with market capitalization of $3 billion or greater. In normal circumstances the Fund will invest at least 65% of its assets in such equity securities.

BNY Hamilton Small Cap Growth Fund (the "Small Cap Growth Fund") is designed for investors who are interested in obtaining capital growth by investing in stocks of smaller corporations. The Small Cap Growth Fund's investment objective is to provide long-term capital appreciation by investing primarily in equity securities of small domestic and foreign corporations. In selecting securities for the Small Cap Growth Fund a focus will be given to securities of corporations perceived as having potential for rapid growth in earnings or revenues due to expanded operations, new products, new technologies, new channels of distribution, revitalized management, general industry condition or other similar advantageous circumstances. Current income will not be a consideration. The Fund currently considers small corporations to be those with market capitalization of $1.5 billion or less. In normal circumstances the Small Cap Growth Fund will invest at least 65% of the value of its total assets in such equity securities.

BNY Hamilton International Equity Fund (the "International Equity Fund") is designed for more aggressive investors who wish to participate in foreign markets. The Fund's investment objective is to provide long-term capital appreciation through investing primarily in equity securities of non-U.S. issuers. In normal circumstances, the Fund will invest in securities principally traded in countries outside the United States. The Fund may at any time include American Depository Receipts which are United States securities representing foreign securities that are deposited with

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foreign custodians or foreign branches of U.S. commercial banks; American
Depository Receipts are traded in U.S. dollars on national exchanges and in over-the-counter markets. At any given time the Fund may invest 50% of its assets in the securities principally traded in any one country, although the Fund will ordinarily invest at least 65% of its total assets in at least three
(3) countries.

BNY Hamilton Intermediate Government Fund (the "Intermediate Government Fund") is designed for conservative bond investors looking for a relatively stable, high quality investment. See "Quality and Diversification Requirements". The Fund's investment objective is to earn as high a level of current income as is consistent with the preservation of capital, moderate stability in net asset value and minimal credit risk. The Fund will invest in obligations issued or guaranteed by the United States Government and backed by the full faith and credit of the United States. The Fund may also invest in obligations issued or guaranteed by United States Government agencies or instrumentalities, where the Fund must look principally to the issuing or guaranteeing agency for ultimate repayment. The Fund may purchase or sell financial futures contracts and options in an effort to reduce the volatility of its portfolio, moderate market risk and minimize fluctuations in net asset value. For a discussion of these investments, see "Hedging Activities".

BNY Hamilton Intermediate Investment Grade Fund (the "Intermediate Investment Grade Fund") is designed for bond investors who wish to invest in debt obligations of both domestic and foreign corporations and governments. The Intermediate Investment Grade Fund's investment objective is to earn as high a level of current income as is consistent with preservation of capital, moderate stability in net asset value and maintenance of liquidity. In an effort to attain its investment objective, the Fund will invest primarily in debt obligations of domestic corporations, foreign corporations and foreign governments, as well as obligations issued or guaranteed by the United States Government and its agencies and instrumentalities. The Fund will invest at least 65% of the value of its total assets in securities rated investment grade. The average maturity of the Fund will range between three and ten years. The maximum average maturity of any individual security at the time of purchase will be 15 years. As a temporary defensive measure, the Fund may invest more than 35% of its assets in cash or cash equivalents.

BNY Hamilton Intermediate New York Tax-Exempt Fund (the "Intermediate New York Tax-Exempt Fund") is designed to be an economical and convenient means of making substantial investments in debt obligations that are exempt from federal, New York State and New York City income tax. The Fund's investment objective is to provide investors with income that is exempt from federal, New York State and New York City income taxes while maintaining relative stability of principal. The Fund will invest primarily in bonds issued by the State of New York and its political subdivisions and by Puerto Rico and its political subdivisions. During normal market conditions, the Advisor will attempt to invest 100%, and as a fundamental policy at least 80%, of the Fund's total assets in bonds and notes that are exempt from federal, New York State and New York City income taxes. There may be occasions, due to market conditions or supply limitations, when such securities are not available. In these situations, the Advisor may invest in other fixed income securities that may be subject to federal, New York State or New York City income taxes. Such investments would be considered temporary. The Advisor will invest a portion of the Fund's assets in short-term investments to provide liquidity. Investments in short-term investments may be increased for defensive purposes if, in the opinion of the Advisor, market conditions so warrant. The

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Fund seeks to maintain a current yield that is greater than that obtainable from a portfolio of short-term tax-exempt obligations, subject to certain quality restrictions. See "Quality and Diversification Requirements". The Fund may seek to moderate market risk and minimize fluctuations in its net asset value per share through the use of financial futures contracts and options. See "Hedging Activities".

BNY Hamilton Intermediate Tax-Exempt Fund (the "Intermediate Tax-Exempt Fund") is designed to be an economical and convenient means of making substantial investments in debt obligations that are exempt from federal income tax. A portion of the income recognized by the Intermediate Tax-Exempt Fund may be exempt from state or local income tax as well; consult with your tax advisor for details. The Intermediate Tax-Exempt Fund's investment objective is to provide income that is exempt from federal income taxes while maintaining relative stability of principal. The Fund will attempt to invest 100%, and as a fundamental policy will invest at least 80%, of its net assets in such investments. The securities purchased by the Fund will be limited to be investment grade, which means that investments cannot be rated lower than BBB by S&P and Baa by Moody's. If the securities are not rated, the investment advisor is to determine whether they are equivalent to investment grade securities at the time of purchase. At any time, as deemed appropriate by the Advisor, the Fund may hold a substantial portion of its net assets in cash. The Fund may seek to moderate market risk and minimize fluctuations in its net asset value per share through the use of financial futures and options. See "Hedging Activities".

BNY Hamilton S&P 500 Index Fund (the "S&P 500 Index Fund") is designed to match the performance of the Standard & Poor's 500 Composite Index (the "S&P 500"). The S&P 500 is a market-weighted index composed of approximately 500 common stocks chosen by Standard & Poor's based on a number of factors including industry group representation, market value, economic sector and operating/financial condition.

BNY Hamilton Large Cap Value Fund (the "Large Cap Value Fund") is designed for conservative investors who are interested in participating in the equity markets. The Fund's investment objective is to provide long-term capital appreciation; current income is a secondary objective. The Fund will invest primarily in common stock and convertible securities of large-capitalization companies (i.e., companies whose market capitalization is $3 billion or more) and will seek to maintain a weighted market capitalization of $3 billion. The Fund may also invest up to 30% of its overall portfolio in companies with a market capitalization of less than $3 billion.

BNY Hamilton U.S. Bond Market Index Fund (the "Bond Index Fund") is designed to track the total rate of return of the Lehman Brothers Aggregate Bond Index (the "Lehman Bond Index"). The Lehman Bond Index is a broad-based, unmanaged index that covers the U.S. investment-grade, fixed-rate bond market and is comprised of investment-grade government, corporate, mortgage- and asset-backed bonds that are denominated in U.S. dollars, all with maturities longer than one year. Investment-grade securities are rated in the four highest rating categories by a nationally recognized rating agency. Bonds are represented in the Lehman Bond Index in proportion to their market value.

BNY Hamilton Large Cap Growth CRT Fund (the "Large Cap Growth CRT Fund") is designed as an economical and convenient means of investing primarily in equity securities. The Large Cap Growth CRT Fund's investment objective is to provide long-term capital appreciation by investing primarily in equity securities of domestic and foreign companies; current income is a secondary objective. During times of adverse market and/or economic conditions, the Fund may invest in securities with a high enough yield to offer possible resistance to downward market and/or economic pressure. In selecting securities for the Fund, the Advisor will focus on securities of corporations perceived to have a relatively high potential for growth of earnings and/or revenues. The Fund currently considers large cap corporations to be those with a market capitalization of $3 billion or greater. Under normal circumstances the Fund will invest at least 65% of its assets in such equity securities.

BNY Hamilton Small Cap Growth CRT Fund (the "Small Cap Growth CRT Fund") is designed for CRTs interested in stocks of smaller corporations. The Small Cap Growth CRT Fund's investment objective is to provide long-term capital appreciation by investing primarily in equity securities of small domestic and foreign companies. In selecting securities for the Small Cap Growth CRT Fund, the Advisor will focus on securities of corporations perceived as having potential for rapid growth in earnings or revenues due to expanded operations, new products, new technologies, new channels of distribution, revitalized management, general industry condition or other similar advantageous circumstances. Current income will not be a consideration. The Fund currently considers small corporations to be those with a market capitalization between $100 million and $1.5 billion. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in such equity securities.

BNY Hamilton International Equity CRT Fund (the "International Equity CRT Fund") is designed for more aggressive CRTs who wish to participate in foreign markets. The Fund's investment objective is to provide long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers. The Fund's country allocation normally reflects, within a range of 5%, that of the Morgan Stanley Capital International Europe, Australasia and Far East Index. The Fund may at any time include American Depository Receipts, which are United States securities representing foreign securities deposited with foreign custodians or foreign branches of U.S. commercial banks and traded in U.S. dollars on national exchanges and in over-the-counter markets. At any give time the Fund may invest up to 50% of its assets in securities principally traded in any one country although the Fund will ordinarily invest at least 65% of its total assets in at least three countries.

Throughout this Statement of Additional Information, the Money Fund and the Treasury Money Fund are collectively referred to as the "Money Market Funds"; the Equity Income Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the International Equity Fund, the S&P 500 Index Fund, the Large Cap Value Fund, the Large Cap Growth CRT Fund, the Small Cap Growth CRT Fund and the International Equity CRT Fund are collectively referred to as the "Equity Funds"; the Intermediate Government Fund, the Intermediate Investment Grade Fund and the Bond Index Fund are collectively referred to as the "Taxable Fixed Income Funds"; and the Intermediate New York Tax-Exempt Fund and the Intermediate Tax-Exempt Fund are collectively referred to as the "Tax-Exempt Fixed Income Funds".

The following discussion supplements the information regarding investment objectives and policies of the respective Funds as set forth above and in their respective prospectuses.

Government and Money Market Instruments

As discussed in the Prospectuses, each Fund may invest in cash equivalents to the extent consistent with its investment objectives and policies. A description of the various types of cash equivalents that may be purchased by the Funds appears below. See "Quality and Diversification Requirements".

United States Government Obligations. Each of the Funds, subject to its applicable investment policies, may invest in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the "full faith and credit" of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

Foreign Government Obligations. Except for the Treasury Money Fund, each of the Funds, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in United States dollars or, in the case of the Equity Funds and Intermediate Investment Grade Fund, in another currency. See "Foreign Investments".

Bank Obligations. Except for the Treasury Money Fund, each of the Funds, unless otherwise noted in its relevant Prospectus or below, may invest in negotiable certificates of deposit, bank notes, time deposits and bankers' acceptances of
(i) banks, savings and loan associations and savings banks that have more than $2 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size ("Euros") and (iii) United States branches of foreign banks of equivalent size ("Yankees"). The Funds will not invest in obligations for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank. Each of the Funds, other than the Tax-Exempt Fixed Income Funds, may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

Commercial Paper. Except for the Treasury Money Fund, each of the Funds may invest in commercial paper, including Master Notes. Master Notes are obligations that provide for a periodic adjustment in the interest rate paid and permit periodic changes in the amount borrowed. Master Notes are governed by agreements between the issuer and the Advisor acting as agent, for no additional fee, in its capacity as investment advisor to the Funds and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by the Advisor or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Advisor, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under such Master Notes. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment.

Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on Master Notes is subject to change. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand, which is continuously monitored by the Advisor. Since Master Notes typically are not rated by credit rating agencies, the Funds may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Advisor to have a credit quality that satisfies such Fund's quality restrictions. See "Quality and Diversification Requirements". Although there is no secondary market for Master Notes, such obligations are considered by the Funds to be liquid because they are payable within seven days of demand. The Funds do not have any specific percentage limitation on investments in Master Notes.

Repurchase Agreements. Each of the Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Board of Directors of BNY Hamilton (the "Directors"). In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price is normally in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the duration of the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. The duration of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Funds invest in repurchase agreements for more than one year. The securities that are subject to repurchase agreements, however, may have durations in excess of one year from the effective date of the repurchase agreement. The Fund will always receive securities as collateral securities whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund's custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, liquidation of the collateral by the Fund may be delayed or limited. See "Investment Restrictions".

Corporate Bonds and Other Debt Securities

As discussed in the Prospectus for the Money Market Funds, Fixed Income Funds, the Intermediate Government Fund and Intermediate Investment Grade Fund may invest in bonds and other debt securities of domestic and foreign issuers to the extent consistent with their investment objectives and policies. A description of these investments appears in the Prospectus for the Fixed Income Funds and below. See "Quality and Diversification Requirements". For information on short-term investments in these securities, see "Money Market Instruments".

Asset-Backed Securities. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Fund may invest are subject to the Fund's overall credit requirements. Asset-backed securities in general, however, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt, thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

Mortgage-Backed Securities. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Accordingly, a Fund's ability to maintain positions in mortgage-backed securities will be affected by reductions in the principal amount of such securities resulting from such prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. A Fund's net asset value per share for each class will vary with changes in the values of its portfolio securities. To the extent that a Fund invests in mortgage-backed securities, such values will vary with changes in market interest rates generally and the differentials in yields among various kinds of mortgage-backed securities.

Tax-Exempt Obligations

As discussed in the Prospectus for the Tax-Exempt Fixed Income Funds, the Intermediate New York Tax-Exempt Fund and the Intermediate Tax-Exempt Fund may invest in tax-exempt obligations to the extent consistent with the Fund's investment objective and policies. A description of the various types of tax-exempt obligations that the Tax-Exempt Fixed Income Funds may purchase appears below. See "Quality and Diversification Requirements".

Municipal Bonds. Municipal bonds are debt obligations issued by the states, territories and possessions of the United States and the District of Columbia, by their political subdivisions and by duly constituted authorities and corporations. For example, states, territories, possessions and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities.

Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality.

Municipal Notes. Municipal notes are subdivided into three categories of short-term obligations: municipal notes, municipal commercial paper and municipal demand obligations.

Municipal notes are short-term obligations with a maturity at the time of issuance normally ranging up to one year. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency.

Municipal commercial paper typically consists of very short-term, unsecured, negotiable promissory notes that are sold to meet the seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Municipal demand obligations are subdivided into two types: Variable Rate Demand Notes and Master Notes.

Variable Rate Demand Notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance plus accrued interest, either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the Variable Rate Demand Note may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The Variable Rate Demand Notes in which each Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes will provide that interest rates are adjustable at intervals ranging from daily to six months, and the adjustments are usually based upon the prime rate of a bank or other appropriate interest rate index specified in the respective notes.

Master Notes are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, exempt from federal income tax. For a description of the attributes of Master Notes, see "Money Market Instruments" above. Although there is no secondary market for Master Notes, such obligations are considered by each Fund to be liquid because they are payable immediately upon demand. The Funds have no specific percentage limitations on investments in Master Notes.

Puts. The Tax-Exempt Fixed Income Funds may purchase, without limit, municipal bonds or notes together with the right to resell the bonds or notes to the seller at an agreed price or yield within a specified period prior to the maturity date of the bonds or notes. In addition, the Taxable Fixed Income Funds may purchase notes together with the rights described above. Such a right to resell is commonly known as a "put". The aggregate price for bonds or notes with puts may be higher than the price for bonds or notes without puts. Consistent with a Fund's investment objective and subject to the supervision of the Directors, the purpose of this practice is to permit a Fund to be fully invested in securities (tax-exempt securities in the case of the Tax-Exempt Fixed Income Funds) while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions, and to purchase at a later date securities other than those subject to the put. The principal risk of puts is that the writer of the put may default on its obligation to repurchase. The Advisor will monitor each writer's ability to meet its obligations under puts.

Puts may be purchased as a feature of the underlying bond or note, or as an independent security. When a Tax-Exempt Fixed Income Fund or a Taxable Fixed Income Fund purchases puts as independent securities, it may exercise the puts prior to their expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to the expiration date in order to take advantage of alternative investment opportunities or in the event the Advisor revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise, the Advisor will consider the amount of cash available to the Fund, the expiration dates of the available puts, any future commitments for securities purchases, alternative investment opportunities, the desirability of retaining the underlying securities in the Fund's portfolio and the yield, quality and maturity dates of the underlying securities.

The Tax-Exempt Fixed Income Funds and the Taxable Fixed Income Funds will value any securities subject to puts with remaining maturities of less than 60 days by the amortized cost method. If the Intermediate New York Tax-Exempt Fund invests in municipal bonds and notes with maturities of 60 days or more that are subject to puts separate from the underlying securities, the puts and the underlying securities will be valued at fair value as determined in accordance with procedures established by the Directors. The Directors will, in connection with the determination of the value of a put, consider, among other factors, the creditworthiness of the writer of the put, the duration of the put, the dates on which or the periods during which the put may be exercised and the applicable rules and regulations of the Securities and Exchange Commission. Prior to investing in such securities, a Fund, if deemed necessary based upon the advice of counsel, will apply to the Securities and Exchange Commission for an exemptive order, which may not be granted, relating to the valuation of such securities.

Since the value of a put is partly dependent on the ability of the put writer to meet its obligation to repurchase, the policy of the Tax-Exempt Fixed Income Funds and the Taxable Fixed Income Funds is to enter into put transactions only with securities dealers or issuers who are approved by the Advisor. Each dealer will be approved on its own merits, and it is a Fund's general policy to enter into put transactions only with those dealers that are determined to present minimal credit risks. In connection with such determination, the Directors will review regularly the Advisor's list of approved dealers, taking into consideration, among other things, the ratings, if available, of their equity and debt securities, their reputation in the securities markets, their net worth, their efficiency in consummating transactions and any collateral arrangements, such as letters of credit, securing the puts written by them. Commercial bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. Other put writers will have outstanding debt rated in the highest rating categories as determined by a Nationally Recognized Statistical Rating Organization ("NRSRO"). Currently, there are six NRSROs: Moody's, S&P, Fitch Investors Services, L.P., Duff and Phelps/MCM, IBCA Limited and its affiliate, IBCA, Inc. and Thomson Bankwatch. If a put writer is not rated by an NRSRO, it must be of comparable quality in the Advisor's opinion or such put writers' obligations will be collateralized and of comparable quality in the Advisor's opinion. The Directors have directed the Advisor not to enter into put transactions with any dealer that in the judgment of the Advisor present more than a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, a Fund is unable to predict whether all or any portion of any loss sustained could subsequently be recovered from such dealer.

BNY Hamilton has been advised by counsel that the Funds should be considered the owner of the securities subject to the puts so that the interest on the securities is tax-exempt income to the Tax-Exempt Fixed Income Funds. Such advice of counsel is based on certain assumptions concerning the terms of the puts and the attendant circumstances.

Equity Investments

As discussed in their Prospectuses, each of the Equity Funds may invest in equity securities to the extent consistent with its investment objective and policies. The securities in which the Equity Funds may invest include those listed on any domestic or foreign securities exchange or traded in the over-the-counter market. A discussion of the various types of equity investments, which may be purchased by the Equity Funds, appears in the Prospectuses for the Equity Funds and below. See "Quality and Diversification Requirements".

Equity Securities. The common stocks in which the Equity Funds may invest includes the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure.

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Convertible Securities. The convertible securities in which the Equity Funds may invest include any debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.

The terms of a convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Foreign Investments

The Money Fund, the Equity Income Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the International Equity Fund, the Intermediate Investment Grade Fund, the Large Cap Value Fund, the Large Cap Growth CRT Fund, the Small Cap Growth CRT Fund and the International Equity CRT Fund may invest in certain foreign securities. The Money Fund does not expect to invest more than 65% of its total assets at the time of purchase in securities of foreign issuers. The Equity Income Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the Intermediate Investment Grade Fund, the Large Cap Value Fund, the Large Cap Growth CRT Fund and the Small Cap Growth CRT Fund do not expect to invest more than 20% of their respective total assets at the time of purchase in securities of foreign issuers. All investments of the Money Fund must be United States dollar-denominated. The Equity Income Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the Intermediate Investment Grade Fund, the Large Cap Value Fund, the Large Cap Growth CRT Fund and the Small Cap Growth CRT Fund do not expect more than 15% of their respective foreign investments to be in securities that are not either listed on a securities exchange or United States dollar-denominated. In the case of the Money Fund, any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase. Foreign investments may be made directly in securities of foreign issuers or in the form of American Depository Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depository Receipts ("GDRs"). Generally, ADRs, EDRs and GDRs are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and that are designed for use in the domestic, in the case of ADRs, or global, in the case of EDRs and GDRs, securities markets.

Since investments in foreign securities may involve foreign currencies, the value of a Fund's assets as measured in United States dollars may be affected by changes in currency rates and in exchange control regulations, including currency blockage. The Equity Funds may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to hedge the underlying currency exposure related to foreign investments, but they will not enter into such commitments for speculative purposes.

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To the extent that the Tax-Exempt Fixed Income Funds invest in municipal bonds and notes backed by credit support arrangements with foreign financial institutions, the risks associated with investing in foreign securities may be relevant.

Additional Investments

When-Issued and Delayed Delivery Securities. Each of the Funds may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of its acquisition, a when-issued security may be valued at less than the purchase price. A Fund will make commitments for such when-issued transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, each Fund will maintain with the custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Fund not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

Investment Company Securities. The Equity Funds, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may invest in the securities of other investment companies within the limits set by the Investment Company Act of 1940 (the "1940 Act"). These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Reverse Repurchase Agreements. Except for the Treasury Money Fund, each of the Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. This may also be viewed as the borrowing of money by a Fund. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, a Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on the Money Fund's ability to maintain a net asset value of $1.00 per share. See "Investment Restrictions".

Loans of Portfolio Securities. The Equity Funds, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other appropriate securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day's notice (as used herein, "Business Day" shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. The Funds may pay reasonable finders' and custodial fees in connection with loans. In addition, the Funds will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Funds will not make any loans for terms in excess of one year. The Funds will not lend their securities to any director, officer, employee, or affiliate of BNY Hamilton, the Advisor, the Administrator or the Distributor, unless permitted by applicable law.

Privately Placed and Certain Unregistered Securities. All Funds except the Treasury Money Fund, the S&P 500 Fund and the Bond Index Fund may invest in privately placed, restricted, Rule 144A and other unregistered securities as described in their respective Prospectuses.

Quality and Diversification Requirements

Each of the Funds except the Intermediate New York Tax-Exempt Fund is classified as a "diversified" series of a registered investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the United States Government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the remaining 25% of each Fund's total assets, there is no such limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in the securities of any one issuer, subject to the limitation of any applicable state securities laws, or, with respect to the Money Market Funds, as described below. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

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

The Intermediate New York Tax-Exempt Fund is classified as a non-diversified series of a registered investment company so that it is not limited by the 1940 Act as to the proportion of its assets that it may invest in the obligations of a single issuer. However, the Fund will comply with the diversification requirements of the Internal Revenue Code of 1986, as amended (the "Tax Code"), and has therefore adopted an investment restriction, which applies to 50% of the value of the assets of the Fund and which may not be changed without shareholder vote, prohibiting the Fund from purchasing securities of any issuer if, as a result, more than 5% of the assets of the Fund would be invested in the securities of a single issuer. See "Investment Restrictions". The Fund also intends to comply with the diversification requirements of the Tax Code, for qualification thereunder as a regulated investment company. See "Taxes". As a nondiversified series of an investment company, the Intermediate New York Tax-Exempt Fund may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if the Fund were a diversified company.

With respect to the Intermediate New York Tax-Exempt Fund, for purposes of diversification and concentration under the 1940 Act, identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantee. Since securities issued or guaranteed by states or municipalities are not voting securities, there is no limitation on the percentage of a single issuer's securities that a Fund may own so long as it does not invest more than 5% of its total assets that are subject to the diversification limitation in the securities of such issuer, except obligations issued or guaranteed by the United States Government. Consequently, the Fund may invest in a greater percentage of the outstanding securities of a single issuer than would an investment company that invests in voting securities. See "Investment Restrictions".

Money Market Funds. In order to attain its objective of maintaining a stable net asset value of $1.00 per share for each of its respective classes, each of the Money Market Funds will (i) limit its investment in the securities (other than U.S. Government securities) of any one issuer to no more than 5% of the Fund's assets, measured at the time of purchase, except for investments held for not more than three Business Days (subject, however, to each Fund's investment restriction No. 4 set forth under "Investment Restrictions" below); and (ii) limit investments to securities that present minimal credit risks.

In order to limit the credit risk of the Money Fund's investments, it will not purchase any security (other than a United States Government security) unless it is rated in the highest rating category assigned to short-term debt securities (so-called "first tier" securities) by at least two NRSROs such as Moody's (i.e., P-1 rating) and S&P (i.e., A-1 rating) or, if not so rated, it is determined to be of comparable quality. Determinations of comparable quality will be made in accordance with procedures established by the Directors. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Money Fund may continue to hold the investment, subject in certain circumstances to a finding by the Directors that disposing of the investment would not be in the Money Fund's best interest.

In addition, the Directors have adopted procedures that (i) require each Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days and to invest only in securities with a remaining maturity of 397 days or less, and (ii) require each Money Market Fund, in the event of certain downgradings of or defaults on portfolio holdings, to reassess promptly whether the security presents minimal credit risks and, in certain circumstances, to determine whether continuing to hold the security is in the best interests of each Money Market Fund.

Equity Funds. The Equity Funds, except for the S&P 500 Index Fund, may invest in convertible debt securities, for which there are no specific quality requirements. In addition, at the time the Equity Funds invest in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A (or its equivalent) or higher by an NRSRO; the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-2 (or its equivalent) or better by an NRSRO; or if no such ratings are available, the investment must be of comparable quality in the Advisor's opinion. At the time an Equity Fund invests in any other short-term debt securities, they must be rated A (or its equivalent) or higher by an NRSRO, or if unrated, the investment must be of comparable quality in the Advisor's opinion.

Taxable Fixed Income Funds. During normal market conditions, each of the Taxable Fixed Income Funds' portfolios will have a dollar weighted average maturity of not less than three nor more than ten years. In addition, the Intermediate Investment Grade Fund will not purchase a security with a maturity date of greater than fifteen years at the time of purchase. The Intermediate Government Fund's portfolio will, and the Intermediate Investment Grade Fund's portfolio may, include a variety of securities that are issued or guaranteed by the United States Treasury, by various agencies of the United States Government or by various instrumentalities that have been established or sponsored by the United States Government. Under normal market conditions, the Intermediate Government Fund will invest at least 65% of the value of its total assets in Government securities.

Tax-Exempt Fixed Income Funds. The Intermediate New York Tax-Exempt Fund invests principally in a portfolio of "high quality" and "investment grade" New York municipal bonds. The Intermediate Tax-Exempt Fund invests principally in such municipal bonds from throughout the United States. For purposes of the Intermediate New York Tax-Exempt Fund, on the date of investment (i) New York municipal bonds must be rated within the four highest ratings of Moody's, currently Aaa, Aa, A and Baa, or of S&P, currently AAA, AA, A and BBB, (ii) New York short-term municipal obligations must be rated MIG-2 or higher by Moody's or SP-1 or higher by S&P and (iii) New York tax-exempt commercial paper must be rated Prime-1 or higher by Moody's or A-1 or higher by S&P or, if not rated by either Moody's or S&P, issued by an issuer either (a) having an outstanding debt issue rated A or higher by Moody's or S&P or (b) having comparable quality in the opinion of the Advisor. Each Fund may invest in other tax-exempt securities that are not rated if, in the opinion of the Advisor, such securities are of comparable quality to securities in the rating categories discussed above. In addition, at the time a Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or S&P, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P, or if no such ratings are available, the investment must be of comparable quality in the Advisor's opinion.

In determining suitability of investment in a particular unrated security, the Advisor takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

Hedging Activities

Hedging is a means of transferring risk that an investor does not desire to assume during an uncertain market environment. In the case of the income funds, interest rates have become increasingly volatile in recent years, and with the advent of financial futures contracts, options on financial instruments and indexes of debt securities, the Advisor believes it is now possible to reduce the effects of market fluctuations.

Taxable Fixed Income Funds and Tax-Exempt Fixed Income Funds. The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may (i) sell futures contracts on debt securities and indexes of debt securities and (ii) purchase or write (sell) options on such futures and options on debt securities and on indexes of debt securities. The Tax-Exempt Fixed Income Funds may also enter into the above-described transactions with respect to municipal debt securities and on indexes of municipal debt securities. The purpose of any such transaction is to hedge against changes in the market value of securities in the Fund's portfolio caused by fluctuating interest rates, and to close out or offset existing positions in such futures contracts or options. The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds will not engage in financial futures or options transactions for speculation, but only as a hedge against changes in the market values of securities held by the Funds and where the transactions are appropriate to reduction of risk. The Taxable Fixed Income Funds and Tax-Exempt Fixed Income Funds may not enter into futures contracts or related options if, immediately thereafter, the sum of the amount of initial and variation margin deposits on outstanding futures contracts and premiums paid for related options would exceed 20% of the market value of their respective total assets. In addition, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may not enter into futures contracts or purchase or sell related options (other than offsetting existing positions) if immediately thereafter the sum of the amount of initial margin deposits on outstanding futures contracts and premiums paid for related options would exceed 5% of the market value of their respective total assets.

Special Considerations Relating to Hedging Activities. Each of the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may take positions in financial futures contracts and options traded on registered securities exchanges and contract markets solely as a hedge. However, for a hedge to be completely successful, the price changes of the hedging instruments should equal the price changes of the securities being hedged. To the extent the hedging instrument utilized does not involve specific securities in the portfolio, such equal price changes will not always be possible. Thus, hedging activities may not be completely successful in eliminating market value fluctuations of the portfolios. When using hedging instruments that do not specifically correlate with securities in a Fund's portfolio, the Advisor will attempt to create a very closely correlated hedge. In particular, hedging activities of the Tax-Exempt Fixed Income Funds based upon non-municipal debt securities or indexes may not correlate as closely to a Tax-Exempt Fixed Income Fund's portfolio as hedging activities based upon municipal debt securities or indexes. Nevertheless, hedging activities may be useful to the Tax-Exempt Fixed Income Funds, especially where closely correlated hedging activities based upon municipal securities or indexes are not available. See "Risks Associated with Futures Contracts" below. Further, the use of options rather than financial futures contracts to hedge portfolio securities may result in partial hedges because of the limits inherent in the exercise prices.

Risks in the use of futures contracts result from the possibility that changes in market interest rates may differ substantially from the changes anticipated when hedge positions were established. For example, if any of the Funds has hedged against the possibility of an increase in interest rates and instead interest rates decline, the value of the Fund's portfolio will increase, but the Fund will lose at least part of the benefit of that increased value because it will have losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements resulting from losses in its futures positions.

While the Funds will not ordinarily incur brokerage commissions on the portfolio securities that they purchase, each Fund will pay brokerage commissions on its financial futures and options transactions. The Funds will also incur premium costs for purchasing put and call options. Brokerage commissions and premium costs may tend to reduce the yield of the Funds.

Each Fund's ability to engage in hedging activities and certain portfolio transactions may be further limited by various investment restrictions of a specific Fund and certain income tax considerations. For example, the amount of assets that a specific Fund is permitted to invest in option and futures contracts is limited as described above; furthermore, the limitations on the percentage of gross income that a specific Fund may realize from transactions in these securities may restrict its ability to effect transactions in these securities. See "Taxes".

Financial Futures Contracts. Financial futures obligate the seller to deliver a specific type of security called for in the contract, at a specified future time, and for a specified price. Financial futures may be satisfied by actual delivery of the securities or by entering into an offsetting transaction. In offsetting or closing out an existing futures position, the seller of the original contract enters into a futures contract to take delivery of the same security at the same time as specified in the original futures contract.

Although financial futures contracts, by their terms, call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without making or taking delivery of the securities. Closing out is accomplished by an offsetting transaction as described above. If the price in the offsetting transaction (purchase) varies from the price in the original futures contract (sale), the seller will realize a gain or loss on the transaction. That gain or loss will tend to offset in whole or in part the unrealized loss or gain that the securities held in the Funds' portfolio have experienced, but may not always do so.

A public market exists in financial futures covering a number of debt securities, including long-term United States Treasury bonds, ten-year United States Treasury notes, Government National Mortgage Association modified pass-through mortgage-backed certificates, three-month United States Treasury bills, three-month domestic bank certificates of deposit and three-month Eurodollar certificates of deposit. A public market also exists for futures contracts on The Bond Buyer Index of forty long-term municipal bonds. In addition, other financial futures contracts may be developed and traded. The Funds may utilize any such contracts and associated put and call options for which there is an active trading market. Financial futures are traded on contract markets such as the Chicago Board of Trade and the New York Futures Exchange, which are regulated by the Commodity Futures Trading Commission, a federal agency.

When futures contracts are entered into, both buyer and seller are required, under regulations of the applicable contract market, to post good faith deposits with the brokers handling the trades or with a third party custodian as security for the performance of their promise to buy or sell securities. This deposit, the amount of which is determined by the contract market on which the futures contract is traded, is called "initial margin". Each day, the investor's account will be credited with any net gains due to favorable price movements during the day's trading of contracts. Similarly, net losses, due to unfavorable price movements during the day, will require the investor to make additional deposits to the account. These daily settlement payments are called "variation margin". Initial margin requirements are established by the contract markets and may be changed, but brokers may require their customers to maintain margins higher than those established by the contract markets.

In financial futures trading, margin does not involve any loan or borrowing. Instead, it is a good faith deposit in the case of initial margin and a daily settlement of gains and losses in the case of variation margin. Initial margin deposits are held by the broker or a third party custodian in a segregated customer account in the name of the investor, with the investor retaining all rights and claims of ownership pursuant to federal regulation. The initial margin deposits may be in the form of liquid securities such as Treasury bills or bonds, the interest on which accrues to the investor, and which are returned to the investor when it closes out a financial futures position. Variation margin calls and payments must be made in cash.

The sale of futures contracts is for the purpose of hedging a Fund's securities portfolio. For example, if interest rates were expected to increase, a Fund might sell futures contracts. If interest rates did increase, the value of the securities in the portfolio would decline. The value of a Fund's hedging instruments would increase at approximately the same rate (depending on the correlation between value in the futures markets and the prices of the Fund's portfolio securities and limits, under regulations of the applicable contract market, on the price movements per day of the hedging instrument), thereby offsetting all or part of such decline in the value of the underlying portfolio securities. A Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline, but might sacrifice some yield by so doing.

Options on Futures Contracts. The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may also purchase put options and write call options on futures contracts that are traded on a United States exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. The Funds may use their options on futures contracts in connection with hedging strategies. Generally, these strategies would be employed under the same market and market sector conditions in which the Funds use put and call options on debt securities. See "Options" below. The purchase of put options on futures contracts is analogous to the purchase of puts on debt securities so as to hedge a Fund's portfolio of debt securities against the risk of rising interest rates.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the debt securities that are deliverable upon exercise of the futures contract. If the futures price at expiration is below the exercise price, the Funds will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Funds' holdings of debt securities.

Risks Associated with Futures Contracts. There are risks associated with the use of futures contracts for hedging purposes. The price of a futures contract will vary from day to day and should parallel (but not necessarily equal) the changes in price of the underlying deliverable securities. The difference between these two price movements is called "basis". There are occasions when basis becomes distorted. For instance, in a rising interest rate environment, the increase in value of the hedging instruments may not completely offset the decline in value of the securities in the portfolio. Conversely, when interest rates decline, the loss in the hedged position may be greater than the capital appreciation that a Fund experiences in its securities positions. Distortions in basis are more likely to occur when the securities hedged are not the security subject to the futures contract or part of the index covered by the futures contract. Further, if market values do not fluctuate, a Fund will sustain a loss at least equal to the commissions on the financial futures transactions.

All investors in the futures market are subject to initial margin and variation margin requirements. Rather than providing additional variation margin, an investor may close out a futures position. Changes in the initial and variation margin requirements may influence an investor's decision to close out the position. The normal relationship between the securities and futures markets may become distorted if changing margin requirements do not reflect changes in value of the securities. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying securities. In the event investors decide to make or take delivery (which is unlikely), liquidity in the futures market could be reduced, thus producing temporary basis distortion. Finally, the margin requirements in the futures market are substantially lower than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary basis distortion.

In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuation limits. Each market establishes a limit on the amount by which the daily market price of a futures contract may fluctuate. Once the market price of a futures contract reaches its daily price fluctuation limit, positions in the commodity can be neither taken nor liquidated unless traders are willing to effect trades at or within the limit. The holder of a futures contract (including a Fund) may therefore be locked into its position by an adverse price movement for several days or more, which may be to its detriment. If a Fund could not close its open position during this period it would continue to be required to make daily cash payments of variation margin. The risk of loss to a Fund is theoretically unlimited when the Fund writes (sells) an uncovered futures contract because the Fund is obligated to make delivery unless the contract is closed out, regardless of fluctuations in the price of the underlying security. When a Fund purchases a put option or call option, however, the maximum risk of loss to the Fund is the price of the put option or call option purchased. See "Options".

Options. In connection with their hedging activities, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may purchase put options or write
(sell) call options on financial futures and debt securities.

The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may purchase put options as a defensive measure to minimize the impact of market price declines on the value of certain of the securities in each Fund's portfolio. Each Taxable Fixed Income Fund or Tax-Exempt Fixed Income Fund may, in addition, write call options only to the extent necessary to neutralize a Fund's position in portfolio securities, i.e., balance changes in the market value of the portfolio securities and the changes in the market value of the call options. The Taxable Fixed Income Funds or the Tax-Exempt Fixed Income Funds may also purchase call options and sell put options to close out open positions.

The premium that a Fund receives from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates.

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at the exercise price at any time during the option period. The Taxable Fixed Income Funds or the Tax-Exempt Fixed Income Funds will only purchase put options on securities that, in the opinion of the Advisor, have investment characteristics similar to those of securities in each Fund's portfolio. The purchase of a put option would be intended to protect a Fund from the risk of a decline in the value of a security below the exercise price of the option. A Fund may ultimately sell the option in a closing sale transaction, exercise it or permit it to expire. Profit or loss from such a transaction will depend on whether the sale price is more or less than the premium paid to purchase the put option plus the related transaction costs.

A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at the exercise price at any time during the option period, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. When a call option is written by any of the Taxable Fixed Income Funds or the Tax Exempt Fixed Income Funds, the Fund will make arrangements with its custodian to segregate the related portfolio securities until either the option is exercised or the Fund closes out the option as described below. A call option sold by a Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the related portfolio security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security.

The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds will purchase call options to close out open positions. In order to close out a position, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may make a "closing purchase transaction" -- the purchase of a call option on the same security with the same exercise price and expiration date as the option which it has previously written on a particular security. The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may effect a closing purchase transaction to realize a profit (or loss) if the amount paid to purchase a call option is less (or more) than the amount received from the sale thereof, to prevent an underlying security from being called or, in the case of a call option, to permit the sale of the underlying security prior to the expiration date of the option. Furthermore, effecting a closing purchase transaction in the case of a call option will permit a Fund to write another call option with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction prior to or concurrently with the sale of the security.

Because increases in the market price of a call option will generally reflect increases in the market price of an underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund. From time to time, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may purchase an underlying security in the cash market for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio, in which case additional transaction costs will be incurred.

Options written by the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current market values of the underlying securities at the time the options are written. The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may engage in buy-and-write transactions in which a Fund simultaneously purchases a security and writes a call option thereon. Where a call option is written against a security subsequent to the purchase of that security, the resulting combined position is also referred to as a buy-and-write. A buy-and-write transaction using an in-the-money call option may be utilized when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. In such a transaction, a Fund's maximum gain will be the premium received from writing the option reduced by any excess of the price paid by the Fund for the underlying security over the exercise price. Buy-and-write transactions using at-the-money call options may be utilized when it is expected that the price of the underlying security will remain at or advance moderately during the option period. In such a transaction, a Fund's gain will be equal to the premium received from writing the option. Buy-and-write transactions using out-of-the-money call options may be utilized when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the foregoing situations, if the market price of the underlying security declines, the Funds may or may not realize a loss, depending on the extent to which such decline is offset by the premium received.

The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may purchase put options to protect holdings in an underlying security against a substantial decline in market value. Such hedge protection is provided only during the life of the put option when a Fund as the holder of the put option is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.

The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may also create the effect of a futures contract position by simultaneous purchase of a put and sale of a call option on the same security. For example, the simultaneous purchase of a put option and the sale of a call option at the same price and for the same exercise dates provide the Funds with the same hedged position as is created by the sale of a futures contract. By varying the price of the options the Funds are exposed to price changes within the range of the different option prices.

The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds will not invest more than 5% of their respective net assets in premiums on put options. See "Portfolio Transactions and Brokerage".

Index Transactions. The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may utilize futures contracts on bond indexes (municipal bond indexes in the case of the Tax-Exempt Fixed Income Funds), or related put and call options on such index contracts, so long as there is an active trading market for the contracts. These contracts would be utilized as a hedge against changes in the market value of securities in a Fund's portfolio. Each Fund's strategy in employing such contracts would be similar to the strategies discussed above regarding transactions in futures and options contracts generally.

A bond index or municipal bond index assigns relative values to the bonds included in the index. The index fluctuates with changes in the market values of those securities included. For example, the municipal bond index traded on the Chicago Board of Trade is The Bond Buyer Index, which includes forty tax-exempt long-term revenue and general obligation bonds.

An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index contract was originally written. Thus, the index contract is similar to traditional futures contracts except that settlement is made in cash. Initial and variation margins are payable by the holders of both long and short positions in the index future. No physical delivery of the underlying bonds in the index is made.

The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may also buy put options and sell call options on applicable bond, or municipal bond, index futures or on applicable bond, or municipal bond indexes. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than to purchase or sell a debt instrument at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the index future.

Options on indexes are also similar to options on debt instruments, except that rather than the right to take or make delivery of a debt instrument at a specified price, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Unlike options on debt instruments, gain or loss depends on the price movements in the securities included in the index rather than price movements in individual debt instruments.

Equity Funds

Stock Index Futures, Related Options and Options on Stock Indexes. Each of the Equity Funds may attempt to reduce the risk of investment in equity securities by hedging a portion of its portfolio securities through the use of stock index futures, options on stock index futures traded on a national securities exchange or board of trade and options on securities and on stock indexes traded on national securities exchanges. The Equity Funds' policies with respect to hedging activities are discussed at length in the Prospectuses for the Equity Funds.

A stock index assigns relative weightings to the common stocks in the index, and the index generally fluctuates with changes in the market values of these stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Initial and variation margins are payable by the holders of positions in the stock index future. In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in a stock index futures contract. If the option is exercised by the holder before the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on stock indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, called the "multiplier".

During a market decline or when the Advisor anticipates a decline, an Equity Fund may hedge a portion of its portfolio by selling stock index futures contracts, purchasing put options on such contracts or purchasing put options on stock indexes in order to limit exposure to the decline. The Equity Funds may ultimately sell a put option in a closing sale transaction, exercise it or permit it to expire. Profit or loss from such a transaction will depend on whether the sale price is more or less than the premium paid to purchase the put option plus the related transaction costs. This strategy provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when the Advisor anticipates an advance, a Fund may hedge a portion of its portfolio by purchasing stock index futures contracts, purchasing call options on such contracts or purchasing call options on stock indexes. This strategy affords a hedge against a Fund's not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. A Fund will sell options on stock index futures and on stock indexes only to close out existing hedge positions.

The Equity Funds will not engage in transactions in stock index futures contracts or related options for speculation. The Equity Funds will use these instruments only as a hedge against changes resulting from market conditions in the values of securities held in a Fund's portfolio or which it intends to purchase and where the transaction is economically appropriate to the reduction of risks inherent in the ongoing management of a Fund. In addition, a Fund will sell stock index futures only if the amount resulting from the multiplication of the then current level of the indexes upon which its futures contracts are based and the number of futures contracts which would be outstanding do not exceed one-third of the value of a Fund's net assets. A Fund also may not purchase or sell stock index futures or purchase options on futures if, immediately thereafter, the sum of the amount of margin deposits on a Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of a Fund's total assets. When a Fund purchases stock index futures contracts, it will deposit an amount of cash and cash equivalents equal to the market value of the futures contracts in a segregated account with the Fund's custodian.

The Equity Funds' successful use of stock index futures contracts, options on such contracts and options on indexes depends upon the Advisor's ability to predict movements in the direction of the market and is subject to various additional risks. The correlation between movements in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund's portfolio diverges from the composition of the relevant index. In addition, if the specific Fund purchases futures to hedge against market advances before it can invest in common stock in an advantageous manner and the market declines, it might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indexes, the Fund's ability to establish and maintain positions will depend on market liquidity.

For a discussion of the risks associated with index futures contracts, see "Hedging Activities -- Taxable Fixed Income Funds and Tax-Exempt Fixed Income Funds". See also "Portfolio Transactions and Brokerage".

Options on Securities. The Equity Funds may purchase put options only on equity securities held in its portfolio and write call options on stocks only if they are covered, and such call options must remain covered so long as the relevant Fund is obligated as a writer. The Equity Funds do not presently intend to purchase put options and write call options on stocks that are not traded on national securities exchanges or listed on the Nasdaq National Market(R) ("NASDAQ").

The Equity Funds may, from time to time, write call options on its portfolio securities. The Equity Funds may write only call options that are "covered", meaning that the writing Fund either owns the underlying security or has an absolute and immediate right to acquire that security, without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian), upon conversion or exchange of other securities currently held in its portfolio. In addition, a Fund will not permit the call to become uncovered prior to the expiration of the option or termination through a closing purchase transaction as described below. If a Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The amount paid to a Fund by the purchaser of the option is the "premium". A Fund's obligation to deliver the underlying security against payment of the exercise price would terminate either upon expiration of the option or earlier if a Fund were to effect a "closing purchase transaction" through the purchase of an equivalent option on an exchange. There can be no assurance that a closing purchase transaction can be effected. The Equity Funds are not able to effect closing purchase transactions after they receive notice of exercise.

In order to write a call option, a Fund is required to comply with the rules of The Options Clearing Corporation and the various exchanges with respect to collateral requirements. A Fund may not purchase call options on individual stocks except in connection with a closing purchase transaction. It is possible that the cost of effecting a closing transaction may be greater than the premium received by a Fund for writing the option.

An Equity Fund may also purchase listed put options, but only if it owns the underlying securities. If a Fund purchases a put option, it has the option to sell a given security at a specified price at any time during the term of the option.

Purchasing put options may be used as a portfolio investment strategy when the investment advisor perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock that it feels has strong fundamentals, but for some reason may be weak in the near term, it may purchase a listed put on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.


--------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS

Fundamental Policies

In addition to its investment objectives, each Fund is subject to certain investment restrictions that are deemed fundamental policies, i.e., policies that cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as defined under "Additional Information" below. See "Organization" and "Additional Information". The investment restrictions of each Fund follow.

The Money Market Funds may not:

1. Acquire illiquid securities, including repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 10% of the market value of a Fund's net assets would be in investments that are illiquid (except that the Money Fund may enter into securities as described in "Privately Placed and Certain Unregistered Securities");

2. Enter into reverse repurchase agreements (although the Money Fund may enter into reverse repurchase agreements, provided such agreements do not exceed in the aggregate one-third of the market value of the Money Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements);

3. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed one-third of the value of the relevant Fund's total assets, taken at cost, at the time of such borrowing and except in connection with permitted reverse repurchase agreements, or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed one-third of the value of the Fund's total assets at the time of such borrowing. Neither Fund will purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of its total assets. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes and, in the case of the Money Fund, will not apply to reverse repurchase agreements;

4. Purchase the securities or other obligations of any issuer if, immediately after such purchase, more than 5% of the value of the relevant Fund's total assets would be invested in securities or other obligations of any one such issuer. This limitation does not apply to issues of the United States Government, its agencies or instrumentalities or to permitted investments of up to 25% of a Fund's total assets;

5. Purchase the securities or other obligations of issuers in the same industry if, immediately after such purchase, the value of its investment in such industry would exceed 25% of the value of the relevant Fund's total assets, except that the Fund may invest more than 25% of its assets in securities and other instruments issued by banks and bank holding companies. For purposes of industry concentration, there is no percentage limitation with respect to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities, negotiable certificates of deposit, time deposits, and bankers' acceptances of United States branches of United States banks;

6. Make loans, except through purchasing or holding debt obligations, or entering into repurchase agreements, or loans of portfolio securities in accordance with the relevant Fund's investment objective and policies (see "Investment Objectives and Policies");

7. Purchase or sell puts, calls, straddles, spreads or any combination thereof; real estate; commodities; or commodity contracts or interests in oil, gas, or mineral exploration, development or lease programs. However, the Money Fund may purchase bonds or commercial paper issued by companies which invest in real estate or interest therein including real estate investment trusts;

8. Purchase securities on margin, make short sales of securities or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or of securities for delivery at a future date;

9. Acquire securities of other investment companies, except as permitted by the 1940 Act or the rules thereunder;

10.  Act as an underwriter of securities; or

11. Issue senior securities as defined in the 1940 Act, except insofar as a Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement or reverse repurchase agreement; (b) permitted borrowings of money; or (c) purchasing securities on a when-issued or delayed delivery basis.

In addition to the restrictions listed above, the Treasury Money Fund may not:

1. Invest in structured notes or other instruments commonly known as derivatives;

2.   Invest in any type of variable, adjustable or floating rate securities;

3. Invest in securities issued by agencies or instrumentalities of the United States Government, such as the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Mortgage Corp. or the Small Business Administration; or,

4. Invest in zero coupon bonds, except that the Treasury Money Fund may invest in zero coupon bonds issued by the United States Government provided that the bonds mature within 397 days from the date of purchase, and that the Treasury Money Fund may include zero coupon bonds issued by the United States Government as collateral for repurchase agreements.

The Equity Funds may not:



1. Acquire illiquid securities, including repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of a Fund's net assets would be in investments that are illiquid;

2. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed one-third of the value of the relevant Fund's total assets, taken at cost, at the time of such borrowing and except in connection with reverse repurchase agreements permitted by Investment Restriction 12, or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts not to exceed one-third of the value of the Fund's net assets at the time of such borrowing. A Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes. Collateral arrangements for premium and margin payments in connection with a Fund's hedging activities are not deemed to be a pledge of assets;

3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the relevant Fund's total assets would be invested in securities or other obligations of any one such issuer. This limitation shall not apply to issues of the United States Government, its agencies or instrumentalities and to permitted investments of up to 25% of a Fund's total assets;

4. Purchase the securities or other obligations of issuers in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of the value of a Fund's total assets. For purposes of industry concentration, there is no percentage limitation with respect to investments in securities of the United States Government, its agencies or instrumentalities;

5. Purchase the securities of an issuer if, immediately after such purchase, the relevant Fund owns more than 10% of the outstanding voting securities of such issuer;

6. Make loans, except through the purchase or holding of debt obligations (including privately placed securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with a Fund's investment objectives and policies (see "Investment Objectives and Policies");

7. Purchase or sell puts, calls, straddles, spreads or any combination thereof; real estate; commodities or commodity contracts, except for a Fund's interests in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas or mineral exploration or development programs. However, a Fund may purchase securities or commercial paper issued by companies which invest in real estate or interests therein, including real estate investment trusts;

8. Purchase securities on margin, make short sales of securities, or maintain a short position, except in the course of a Fund's hedging activities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

9. Invest in fixed time deposits with a duration of from two Business Days to seven calendar days if more than 10% of the Fund's total assets would be invested in such deposits;

10. Acquire securities of other investment companies, except as permitted by the 1940 Act or the rules thereunder;

11.  Act as an underwriter of securities; or

12. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which a Fund is permitted to incur pursuant to Investment Restriction 2 and except that the Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of its total assets, less liabilities other than obligations created by reverse repurchase agreements. A Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof.

The Taxable Fixed Income Funds may not:

1. Acquire illiquid securities, including repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the relevant Fund's net assets would be in investments that are illiquid;

2. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to one-third of the value of the relevant Fund's total assets, taken at cost at the time of such borrowing and except in connection with reverse repurchase agreements permitted by Investment Restriction 10, or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing in amounts up to one-third of the value of the Fund's net assets at the time of such borrowing. A Fund will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of its total assets. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests. This provision is not for investment purposes. Collateral arrangements for premium and margin payments in connection with a Fund's hedging activities are not deemed to be a pledge of assets;

3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the relevant Fund's total assets would be invested in securities or other obligations of any one such issuer. This limitation shall not apply to securities issued or guaranteed by the United States Government, its agencies or instrumentalities and to permitted investments of up to 25% of a Fund's total assets;

4. Purchase the securities of an issuer if, immediately after such purchase, the relevant Fund owns more than 10% of the outstanding voting securities of such issuer. This limitation shall not apply to permitted investments of up to 25% of a Fund's total assets;

5. Purchase the securities or other obligations of issuers in the same industry if, immediately after such purchase, the value of its investment in such industry would exceed 25% of the value of a Fund's total assets, except that a Fund will invest more than 25% of its assets in securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

6. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the relevant Fund's investment objective and policies;

7. Purchase or sell puts, calls, straddles, spreads or any combination thereof; real estate; commodities; commodity contracts, except for a Fund's interest in hedging activities as described under "Investment Objectives and Policies"; or interest in oil, gas, or mineral exploration or development programs. However, a Fund may purchase debt obligations secured by interests in real estate or issued by companies which invest in real estate or interests therein including real estate investment trusts;

8. Purchase securities on margin, make short sales of securities or maintain a short position, except in the course of the relevant Fund's hedging activities, unless at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into such securities or maintains in a segregated account liquid short-term securities with a market value at all times equal to or greater than the relevant Fund's purchase obligation or short position; provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities;

9. Invest in fixed time deposits with a duration of from two Business Days to seven calendar days if more than 10% of a Fund's total assets would be invested in such deposits;

10. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which a Fund is permitted to incur pursuant to Investment Restriction 2 and except that a Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements. A Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof;

11. Acquire securities of other investment companies, except as permitted by the 1940 Act or the rules thereunder; or

12.  Act as an underwriter of securities.

The Tax-Exempt Fixed Income Funds may not:

1. Acquire illiquid securities, including repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the relevant Fund's net assets would be in investments that are illiquid;

2 Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to one-third of the value of the relevant Fund's total assets, taken at cost at the time of such borrowing and except in connection with reverse repurchase agreements permitted by Investment Restriction 10, or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts up to one-third of the value of the Fund's net assets at the time of such borrowing. A Fund will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of the Fund's total assets. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests. This provision is not for investment purposes. Collateral arrangements for premium and margin payments in connection with a Fund's hedging activities are not deemed to be a pledge of assets;

3. Purchase securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the relevant Fund's total assets would be invested in securities or other obligations of any one such issuer. Each state and political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member will be a separate issuer if the security is backed only by the assets and revenue of that issuer. If the security is guaranteed by another entity, the guarantor will be deemed to be the issuer. This limitation shall not apply to securities issued or guaranteed by the United States Government, its agencies or instrumentalities or to permitted investments of up to 50% of a Fund's total assets;

4. Purchase the securities or other obligations of issuers in the same industry if, immediately after such purchase, the value of the relevant Fund's investment in such industry would exceed 25% of the value its total assets, except that a Fund will invest more than 25% of its assets in securities issued or guaranteed by the United States Government, (and, in the case of the Intermediate New York Tax-Exempt Fund, New York State, New York City and the Commonwealth of Puerto Rico) and their respective authorities, agencies, instrumentalities and political subdivisions;

5. Purchase industrial revenue bonds if, as a result of such purchase, more than 5% of the relevant Fund's total assets would be invested in industrial revenue bonds where payment of principal and interest are the responsibility of companies with fewer than three years of operating history (including predecessors);

6. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the relevant Fund's investment objective and policies (see "Investment Objectives and Policies");

7. Purchase or sell puts, calls, straddles, spreads or any combination thereof except to the extent that securities subject to a demand obligation, stand-by commitments and puts may be purchased (see "Investment Objectives and Policies"); real estate; commodities; commodity contracts, except for a Fund's interest in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, a Fund may purchase municipal bonds, notes or commercial paper secured by interest in real estate;

8. Purchase securities on margin, make short sales of securities or maintain a short position, except in the course of the Fund's hedging activities, unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short; provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities;

9. Invest in fixed time deposits with a duration of from two Business Days to seven calendar days if more than 5% of the relevant Fund's total assets would be invested in such deposits;

10. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which a Fund is permitted to incur pursuant to Investment Restriction 2 and except that a Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of the relevant Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements. A Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof;

11. Acquire securities of other investment companies, except as permitted by the 1940 Act or the rules thereunder; or

12.  Act as an underwriter of securities.

Undertaking in Response to State Securities Regulations

In order to satisfy the requirements of certain state securities regulations, the Equity Income Fund has undertaken not to invest more than 5% of its net assets in warrants and to further restrict its investment in warrants so that not more than 2% of net assets will be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. This is not, however,a fundamental policy and may be changed by the Directors at any time without the approval of the shareholders of the Equity Income Fund.

--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

The directors and executive officers of BNY Hamilton Funds, Inc., their business addresses and their principal occupations during the past five years are:

                                                                           Principal Occupations
Name and Address                         Position with Funds               During Past Five Years
----------------                         -------------------               ----------------------
Edward L. Gardner                        Director and Chairman of the      Chairman of the Board, President and
411 Theodore Fremd Avenue                Board                             Chief Executive Officer, Industrial
Rye, NY 10580                                                              Solvents Corporation, 1981 to Present;
Age 66                                                                     Chairman of the Board, Blue Grass
                                                                           Chemical Specialties Inc., 1982 to
                                                                           Present;Chairman of the Board, Big
                                                                           Brothers/Big Sisters of New York City,
                                                                           1992 to Present; National Vice-Chairman,
                                                                           Big Brothers/Big Sisters of America,
                                                                           1993 to Present; President, Big
                                                                           Brothers/Big Sisters of America
                                                                           Foundation, 1994 to Present; Vice
                                                                           President of the Board, The Sherry
                                                                           Netherland Hotel, 1991 to Present;
                                                                           Member, Points of Light Foundation,
                                                                           1995 to Present; Member, The National
                                                                           Assembly, 1992 to Present; Member,
                                                                           Alvin Ailey Dance Theatre Foundation,
                                                                           Inc., 1989 to Present; Member, The
                                                                           Institute for Art and Urban Resources,
                                                                           Inc. 1985 to 1994; Member, Mercy
                                                                           College, 1989 to Present; Member,
                                                                           Westchester/Putnam Regional Board of
                                                                           Directors, The Bank of New York, 1982
                                                                           to Present; Member, Westchester County
                                                                           Association, 1986 to Present.


Mr. Stephen Stamas                       Director                          Chairman, New York Philharmonic, 1989 to
325 Evandale Road                                                          Present.
Scarsdale, NY  10583
Age 70

James E. Quinn                           Director                          Member, Board of Directors, Tiffany &
727 Fifth Avenue                                                           Co., January 1995 to Present; Vice
New York, NY  10022                                                        Chairman, Retail and Corporate Sales,
Age 49                                                                     Tiffany & Co., 1999 to Present; Executive
                                                                           Vice President of Sales, Tiffany & Co.,
                                                                           March 1992 to 1999.

                                                                              >
Karen Osar                               Director                          Senior Vice President and Chief Financial
1725 King Street                                                           Officer, Westvaco Corp., 1999 to
Greenwich, CT  06831                                                       President; Vice President & Treasurer,
Age 52                                                                     Tenneco Inc., January 1994 to 1999;
                                                                           Managing Director of Corporate Finance
                                                                           Group, J.P. Morgan & Co., Inc.; held
                                                                           various other positions at J.P. Morgan &
                                                                           Co., Inc. from 1975-1994.

Kim Kelly                                Director                          Executive Vice President and Chief
Insight Communications                                                     Financial Officer, Insight Communication
126 East 56 Street                                                         since 1990 to Present; Chief Operating
New York, NY  10022                                                        Officer, Insight Communications, January
Age 43                                                                     1998 to Present; Marine Midland Bank
                                                                           from 1982 to 1990. Senior Vice
                                                                           President with primary responsibility for
                                                                           media lending activities, Marine Midland
                                                                           Bank 1988. Held various other positions
                                                                           at marine Midland Bank from 1982 to
                                                                           1988. Member of the National Cable
                                                                           Televisions Association Subcommittee
                                                                           for Telecommunications Policy and
                                                                           national Cable Television Association
                                                                           Subcommittee for Accounting. Board
                                                                           member of Community Antenna
                                                                           Television Association, Cable in the
                                                                           Classroom and Cable Advertising
                                                                           Bureau.

William J. Tomko                         Chief Executive Officer           President, BISYS Fund Services, Inc.,
3435 Stelzer Road                                                          1999 to Present
Columbus, OH 43219
Age 42

Richard Baxt                             Vice President                    Senior Vice President, Client Services,
90 Park Avenue, Tenth Floor                                                BISYS Fund Services, Inc., 1997 to
New York, NY  10956                                                        Present; General Manager of Investment
Age 47                                                                     and Insurance, First Fidelity Bank;
                                                                           President, First Fidelity Brokers;
                                                                           President, Citicorp Investment Services.


Michael A. Grunewald                     Vice President                    Manager, Client Services, BISYS Fund
3435 Stelzer Road                                                          Services, Inc., 1993 to Present.
Columbus, OH 43219
Age 31


Nimish Bhatt                             Treasurer and Principal           Vice President, Tax and Financial
3435 Stelzer Road                        Accounting Officer                Services, BISYS Fund Services, Inc.,
Columbus, OH 43219                                                         June 1996-Present; Assistant Vice
Age 38                                                                     President, Evergreen Funds/First Union
                                                                           Bank, 1995 toJuly 1996; Senior Tax
                                                                           Consultant, Price Waterhouse LLP,1990
                                                                           to December 1994

Lisa M. Hurley                           Secretary                         Vice President, Legal Services, BISYS
90 Park Avenue, Tenth Floor                                                Fund Services, Inc., 1995-Present;
New York, NY 10956                                                         Attorney, private practice, 1990 to 1995.
Age 31


Alaina V. Metz                           Assistant Secretary               Chief Administrator, Administration
3435 Stelzer Road                                                          Services of BISYS Fund Services, Inc.,
Columbus, OH 43219                                                         June 1995 to Present; Supervisor of
Age 33                                                                     Mutual Fund Legal Department, Alliance
                                                                           Capital Management, May 1989 to June 1995.


Manderly Rush                            Assistant Secretary               Counsel, Legal Services of BISYS Fund
3435 Stelzer Road                                                          Services, Inc., 1998 to Present; Staff
Columbus, OH 43219                                                         Attorney, Ohio Department of Commerce,
Age 32                                                                     1997 to 1998; Attorney, private practice,
                                                                           1995 to 1997


--------------------------------------------------------------------------------


In 2001, the Directors will be paid an annual fee of $24,000 and an additional $2,500 for each meeting of the Board of Directors that they attend, plus out-of-pocket expenses. The Directors are not paid any pension or retirement benefits. The Directors may hold various other directorships unrelated to the Funds.

The following chart describes the compensation paid to Directors by BNY Hamilton Funds, Inc. for the fiscal year ended December 31, 2000:


                                       Pension or
                                        Aggregate            Retirement           Estimated              Total
                                       Compensation       Benefits Accrued          Annual         Compensation Paid
Name of Person,                        Paid by the        as Part of Fund       Benefits Upon         by the Funds
   Position                               Funds               Expenses            Retirement          to Directors
----------------------------------    ---------------     -----------------     ---------------    -------------------

Edward L. Gardner                            $23,500             $0                   $0                      $23,500
   Director and Chairman of the
   Board
Stephen Stamas                               $23,500             $0                   $0                      $23,500
   Director
James E. Quinn                               $23,500             $0                   $0                      $23,500
   Director
Karen Osar                                   $22,300             $0                   $0                      $22,300
   Director
Kim Kelly                                    $23,500             $0                   $0                      $23,500
   Director


The above compensation, which is expected to total approximately $116,300 plus out-of-pocket costs for 2000, will be allocated to all series of BNY Hamilton Funds, Inc.

By virtue of the responsibilities assumed by the Advisor and the Administrator (see "Investment Advisor", "Administrator" and "Distributor") and the services provided by BNY Hamilton, the Funds have no employees; their officers are provided and compensated by BNY Hamilton Distributors, Inc. BNY Hamilton's officers conduct and supervise the business operations of the Funds.

--------------------------------------------------------------------------------
INVESTMENT ADVISOR

The investment advisor to the Funds is The Bank of New York, a bank organized under the laws of the State of New York with its principal offices at One Wall Street, New York, New York 10286. The Bank of New York is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, The Bank of New York offers a wide range of services, primarily to governmental, institutional, corporate and individual customers in the United States and throughout the world.

The International Equity Fund and the International Equity CRT Fund are sub-advised by Credit Agricole Asset Management (formerly known as IndoCam International Investment Services). The Bank of New York pays Credit Agricole Asset Management fee equal to 0.425% of the average daily net assets of each fund.

Under the terms of the Advisory Agreements, the investment advisory services The Bank of New York provides to BNY Hamilton Funds, Inc. are not exclusive. The Bank of New York is free to and does render similar investment advisory services to others. The Bank of New York serves as investment advisor to personal investors and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which The Bank of New York serves as trustee. The accounts managed or advised by The Bank of New York have varying investment objectives and The Bank of New York invests assets of such accounts in investments substantially similar to, or the same as, those that are expected to constitute the principal investments of the Funds. Such accounts are supervised by officers and employees of The Bank of New York who may also be acting in similar capacities for the Funds. See "Portfolio Transactions and Brokerage".

The Large Cap Value Fund is sub-advised by Estabrook Capital Management, LLC. The Bank of New York pays Estabrook 0.30% of the average net assets of the Large Cap Value Fund.

Since April 1, 1999, the Bank of New York has voluntarily agreed to limit the expenses of the Funds listed in the chart below. The limitation will be accomplished by waiving all or a portion of its advisory, accounting, custodial and certain other service fees and, if necessary, reimbursing expenses. This voluntary limitation of expenses may be modified or terminated at any time.

                                                                    INSTITUTIONAL                     INVESTOR
                                                                        SHARES                         SHARES
                                                                -----------------------         ----------------------
Intermediate Government Fund                                            0.79%                           1.04%
Intermediate Investment Grade Fund                                      0.79%                           1.04%
Intermediate New York Tax-Exempt Fund                                   0.79%                           1.04%
Intermediate Tax-Exempt Fund                                            0.79%                           1.04%
S&P 500 Index Fund                                                      0.35%                           0.60%

Large Cap Value Fund                                                    0.80%                           1.05%
U.S. Bond Market Fund                                                   0.35%                           0.60%
Large Cap Growth CRT Fund                                               0.80%                            N/A
Small Cap Growth CRT Fund                                               0.96%                            N/A
International Equity CRT Fund                                           1.22%                            N/A

For the fiscal years ended December 31, 1998, 1999 and 2000, The Bank of New York received advisory fees from the Funds as follows:


                                                                   1998                 1999                2000
                                                              ---------------      ---------------     ---------------

Money Fund                                                        $2,007,951           $3,014,970          $4,342,142
Treasury Money Fund                                                 $460,338             $723,256            $998,546
Intermediate Government Fund                                        $329,433             $406,845            $415,058
Intermediate Investment Grade Fund                                $1,873,230           $1,992,534          $2,015,238
Intermediate New York Tax-Exempt Fund                               $140,654             $212,671            $199,954
Intermediate Tax-Exempt Fund                                      $1,359,116           $1,318,587          $1,225,328
Equity Income Fund                                                $3,339,410           $3,393,456          $3,530,395
Large Cap Growth Fund                                             $2,096,762           $3,028,895          $3,815,137
Small Cap Growth Fund                                               $948,526           $1,815,543          $3,292,685
International Equity Fund                                           $537,436           $1,736,934          $2,495,202
S&P 500 Index Fund                                                       N/A                  N/A             $18,551
Large Cap Value Fund                                                     N/A                  N/A              $6,844
Bond Index Fund                                                          N/A                  N/A             $24,916
Large Cap Growth CRT Fund                                                N/A                  N/A             $67,261
Small Cap Growth CRT Fund                                                N/A                  N/A             $39,201
International Equity CRT Fund                                            N/A                  N/A             $29,834



The following chart reflects advisory fee waivers by The Bank of New York as follows:


                                                                   1998                 1999                2000
                                                              ---------------      ---------------     ---------------

Treasury Money Fund                                                  $48,202                  N/A                 N/A
Intermediate Government Fund                                         $47,060              $89,191            $120,587
Intermediate Investment Grade Fund                                       N/A               $1,463             $10,062
Intermediate New York Tax-Exempt Fund                                $72,704             $103,730            $109,031
Intermediate Tax-Exempt Fund                                             N/A               $5,034             $22,851
Large Cap Growth Fund                                               $383,778              $97,961                 N/A
Small Cap Growth Fund                                               $249,498              $60,219                 N/A
International Equity Fund                                            $79,747               $8,267                 N/A
S&P 500 Index Fund                                                       N/A                  N/A             $18,551
Large Cap Value Fund                                                     N/A                  N/A              $6,844
Bond Index Fund                                                          N/A                  N/A             $24,916
Large Cap Growth CRT Fund                                                N/A                  N/A             $67,261
Small Cap Growth CRT Fund                                                N/A                  N/A             $39,201
International Equity CRT Fund                                            N/A                  N/A             $29,834


The Advisory Agreement for each Fund must be specifically approved at least annually (i) by a vote of the holders of a majority of the Fund's outstanding shares or by its Directors and (ii) by a vote of a majority of the Directors of the Fund who are not "interested persons" as defined by the 1940 Act cast in person at a meeting called for the purpose of voting on such approval. See "Directors and Officers". Each of the Advisory Agreements will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority of a Fund's outstanding shares on 60 days' written notice to the Advisor and by the Advisor on 90 days' written notice to BNY Hamilton Funds, Inc. See "Additional Information".

The Bank Holding Company Act of 1956 and the Glass-Steagall Act, as interpreted by the Board of Governors of the Federal Reserve System, generally prohibit The Bank of New York Company, Inc. and its subsidiaries, including The Bank of New York, from sponsoring, organizing or controlling a registered open-end investment company continuously engaged in the issuance of its shares, such as BNY Hamilton. This prohibition does not extend to providing investment advice, custodial and certain other services. The Bank of New York believes that it may perform the services for the Funds contemplated by the Advisory Agreement without violating the Glass-Steagall Act or other applicable banking laws or regulations. It is, however, possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent The Bank of New York from continuing to perform such services for the Funds.

If The Bank of New York were prohibited from acting as investment advisor to the Funds, it is expected that the Directors would recommend to the Funds' shareholders that they approve the Funds' entering into new investment advisory agreements with another qualified advisor selected by the Directors.

--------------------------------------------------------------------------------
ADMINISTRATOR

BNY Hamilton Distributors, Inc. serves as the Funds' administrator (the "Administrator") and will assist generally in supervising the operations of the Funds. The Administrator is a Delaware corporation organized to administer and distribute mutual funds; its offices are located at 90 Park Avenue, New York, New York 10956.

The Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services for the Funds, including, among other things, providing the services of persons who may be appointed as officers and directors of BNY Hamilton Funds, Inc., overseeing the performance of the transfer agent for each Fund, supervising purchase and redemption orders (made via telephone and mail) and monitoring the Distributor's compliance with the National Association of Securities Dealers, federal and state securities laws. The Administrator will also be responsible for coordinating and overseeing compliance by the Directors with Maryland corporate procedural requirements as the Funds are series of a Maryland corporation. See "Description of Shares". The Administrator is also responsible for updating and printing the Funds' prospectuses and statements of additional information, administering shareholder meetings, producing proxy statements and annual and semi-annual reports, monitoring the Advisor's compliance with the stated investment objectives and restrictions of each Fund and ensuring that custodian, Fund accounting, transfer agency, administration, distribution, advisory and legal services are provided to the Funds in accordance with the respective agreements governing each relationship.

The Administration Agreement permits the Administrator to delegate certain of its responsibilities to other service providers. Pursuant to this authority, The Bank of New York will perform certain administrative functions for the Administrator. The Bank of New York is not an otherwise affiliated person of the Administrator.

The Money Market Funds will pay the Administrator an annual fee, accrued daily and payable monthly, of 0.10% of their respective average daily net assets. All other Funds will each pay the Administrator an annual fee, accrued daily and payable monthly, of 0.20% of their respective average daily net assets.

For the fiscal years ended December 31, 1998, 1999 and 2000, the other Funds paid administration fees as follows:


                                                                   1998                 1999                2000
                                                              ---------------      ---------------     ---------------

Money Fund                                                        $2,007,951           $3,014,970          $4,342,142
Treasury Money Fund                                                 $508,540             $723,256            $998,546
Intermediate Government Fund                                        $150,597             $162,738            $166,023
Intermediate Investment Grade Fund                                  $749,295             $797,014            $806,095
Intermediate New York Tax-Exempt Fund                                $85,343              $85,068             $79,982
Intermediate Tax-Exempt Fund                                        $543,649             $527,436            $490,131
Equity Income Fund                                                $1,084,161           $1,131,152          $1,176,798
Large Cap Growth Fund                                               $826,841           $1,009,632          $1,271,712
Small Cap Growth Fund                                               $319,474             $474,603            $878,050
International Equity Fund                                           $290,440             $408,689            $587,106
S&P 500 Index Fund                                                       N/A                  N/A             $14,841
Large Cap Value Fund                                                     N/A                  N/A              $2,281
Bond Index Fund                                                          N/A                  N/A             $19,932
Large Cap Growth CRT Fund                                                N/A                  N/A             $22,420
Small Cap Growth CRT Fund                                                N/A                  N/A             $10,453
International Equity CRT Fund                                            N/A                  N/A              $7,020



There were no waivers of administration fees from any Fund during fiscal years 1998, 1999 and 2000.

The Administration Agreement between BNY Hamilton Funds, Inc. and the Administrator may be renewed or amended by the Directors without a shareholder vote.

--------------------------------------------------------------------------------
DISTRIBUTOR

In addition to acting as the Administrator, BNY Hamilton Distributors, Inc. acts as each Fund's exclusive Distributor and will hold itself available to receive purchase orders for Fund shares. The Distribution Agreements for each Fund must be approved in the same manner as the Advisory Agreements described above under "Investment Advisor". Each Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority of a Fund's outstanding shares as defined under "Additional Information".

The Directors have adopted distribution plans ("12b-1 Plans") with respect to Hamilton Classic Shares of the Money Fund, and the Investor Shares of each of the Equity Funds, the Taxable Fixed Income Funds, and the Tax-Exempt Fixed Income Funds, which will permit the respective Funds to reimburse the Distributor for distribution expenses in an amount up to 0.25% per annum of average daily net assets of Hamilton Classic Shares or Investor Shares, as applicable. The CRT Funds do not have an investor class and therefore do not pay distribution expenses. These expenses include, but are not limited to, fees paid to broker-dealers, telemarketing expenses, advertising costs, printing costs, and the cost of distributing materials borne by the Distributor in connection with sales or selling efforts on behalf of Hamilton Classic Shares or Investor Shares, as applicable. The Hamilton Classic Shares or Investor Shares of each Fund also bear the costs associated with implementing and operating the related 12b-1 Plan (such as costs of printing and mailing service agreements). Each item for which a payment may be made under the 12b-1 Plan may constitute an expense of distributing Hamilton Classic Shares or Investor Shares of the related Fund as the Securities and Exchange Commission construes such term under Rule 12b-1 of the 1940 Act. If expenses reimbursable under the 12b-1 Plan exceed 0.25% per annum of average daily net assets, they will be carried forward from month to month to the extent they remain unpaid. All or a part of any such amount carried forward will be paid at such time, if ever, as the Directors determine. The Hamilton Classic Shares or Investor Shares of each Fund will not be charged for interest, carrying or other finance charges on any reimbursed distribution or other expense incurred and not paid, nor will any expense be carried forward past the fiscal year in which it is incurred.

For the fiscal year ended December 31, 2000, the Funds paid the following amounts for services related to their respective 12b-1 Plans. In each Fund, approximately 10% of the amount shown represents compensation to broker-dealers and 90% represents payments to banks, in each case for customer support services that include (i) placing and processing customer transactions through the Distributor on an aggregated or net basis, (ii) arranging for electronic transfers of funds, (iii) fielding customer inquiries, (iv) forwarding shareholder communications from the Fund to customers, and (v) such similar or related services as the Distributor may request.

        Money Fund                                            $2,385,899
        Treasury Money Fund                                     $657,749
        Intermediate Government Fund                             $28,840

        Intermediate Investment Grade Fund                       $10,748
        Intermediate New York Tax-Exempt Fund                    $19,445
        Intermediate Tax-Exempt Fund                              $1,304
        Equity Income Fund                                       $92,776
        Large Cap Growth Fund                                    $58,238
        Small Cap Growth Fund                                    $39,923
        International Equity Fund                                $24,716
        S&P 500 Index Fund                                         - 0 -
        Large Cap Value Fund                                       - 0 -
        Bond Index Fund                                            - 0 -
        Large Cap Growth CRT Fund                                    N/A
        Small Cap Growth CRT Fund                                    N/A
        International Equity CRT Fund                                N/A

Payments for distribution expenses under the 12b-1 Plans are subject to Rule 12b-1 (the "Rule") under the 1940 Act. Payments under the 12b-1 Plans are also subject to the conditions imposed by Rule 18f-3 under the 1940 Act and a Rule 18f-3 Multiple Class Plan which has been adopted by the Directors for the benefit of the Funds. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sales of shares". The Rule provides, among other things, that a Fund may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, each 12b-1 Plan provides that a report of the amounts expensed under the Plan, and the purposes for which such expenditures were incurred, will be made to the Directors for their review at least quarterly. Each 12b-1 Plan provides that it may not be amended to increase materially the costs which the related Fund may bear for distribution pursuant to the 12b-1 Plan without shareholder approval, and each 12b-1 Plan provides that any other type of material amendment must be approved by a majority of the Directors, and by a majority of the Directors who are neither "interested persons" (as defined in the 1940 Act) of BNY Hamilton Funds, Inc. nor have any direct or indirect financial interest in the operation of the 12b-1 Plan being amended or in any related agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. In addition, as long as the 12b-1 Plans are in effect, the nomination of the Directors who are not interested persons of BNY Hamilton Funds, Inc. (as defined in the 1940 Act) must be committed to the non-interested Directors.

--------------------------------------------------------------------------------
FUND, SHAREHOLDER AND OTHER SERVICES

BISYS Fund Services, Inc. ("BISYS"), P.O. Box 163310, Columbus, Ohio, 43216-3310, serves as the transfer agent for the Funds. As transfer agent, BISYS is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to investors' accounts. BISYS is also the dividend disbursing agent for all Funds.

The Directors, in addition to reviewing actions of the Funds' investment advisor, administrator and distributor, as set forth below, decide upon matters of general policy. The Money Fund and Treasury

Money Fund have entered into Shareholder Servicing Agreements with respect to Hamilton Premier Shares and Hamilton Classic Shares of each Fund with The Bank of New York. The Bank of New York (as a "Shareholder Servicing Agent") will perform certain shareholder support services to include: (i) aggregating and processing purchase and redemption orders; (ii) placing purchase and redemption orders with the Distributor; (iii) providing necessary personnel and facilities to establish and maintain customer accounts and records; (iv) processing dividend payments; and (v) providing periodic information to beneficial owners showing their positions in Hamilton Premier Shares of each Fund. Pursuant to the Shareholder Servicing Agreement, the Hamilton Premier Shares of each Money Market Fund and the Hamilton Classic Shares of the Money Fund will pay The Bank of New York (and any other Shareholder Servicing Agent) an annual shareholder servicing fee of 0.25%, to be accrued daily and payable monthly, of the average net assets of each such class represented by such Shareholder Servicing Agent's participation in each Fund.

The Bank of New York, 100 Church Street, New York, New York 10286, serves as the custodian and fund accounting agent for each Fund.

Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019 are the independent auditors of the Funds and must be approved at least annually by the Directors to continue in such capacity. They will perform audit services for the Funds including the examination of financial statements included in the annual report to shareholders. Ernst & Young LLP has been the independent auditors of the Funds since 1999.

--------------------------------------------------------------------------------
PURCHASE OF SHARES

Investors may open Fund accounts and purchase shares as described in each Prospectus under "Purchase of Shares".

Each Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value) at the discretion of the Fund, although the Fund would expect to accept securities in payment for Fund shares only infrequently. Generally, a Fund will only consider accepting securities (i) to increase its holdings in one or more portfolio securities or
(ii) if the Advisor determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that a Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. A Fund may reject in whole or in part offers to pay for Fund shares with securities and may discontinue its practice of accepting securities as payment for Fund shares at any time without notice. An Equity Fund will not accept restricted securities in payment for shares. The Fund will value accepted securities in the manner provided for valuing portfolio securities of the Fund. See "Net Asset Value-Equity Funds".

--------------------------------------------------------------------------------
REDEMPTION OF SHARES

Investors may redeem shares as described in each Prospectus under "Redemption of Shares". Shareholders redeeming shares of either Money Market Fund should be aware that both Funds attempt to maintain a stable net asset value of $1.00 per share for each class; however, there can be no assurance that either Fund will be able to continue to do so and, in that case, the net asset value of either Fund's shares might deviate from $1.00 per share. Accordingly, a redemption request might result in payment of a dollar amount that differs from the number of shares redeemed. In the case of the other Funds, the principal value fluctuates so that the proceeds of an investor's shares when redeemed may be more or less than their original cost. See "Net Asset Value" in the Money Market Fund Prospectus and below.

Shareholders redeeming their shares by telephone should be aware that neither the Funds nor any of their service contractors will be liable for any loss or expense for acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration (such as the name in which an account is registered, the account number, recent transactions in the account, and the account holder's social security or taxpayer's identification number, address and/or bank). To the extent a Fund fails to use reasonable procedures as a basis for its belief, it and/or its service contractors may be liable for instructions that prove to be fraudulent or unauthorized.

If a Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price, in lieu of cash, in whole or in part by a distribution in kind of securities from the portfolio of the Fund in conformity with the applicable rules of the Securities and Exchange Commission. If shares are redeemed in kind, the redeeming shareholder may incur transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value", and such valuation will be made as of the same time the redemption price is determined.

Further Redemption Information. The Funds reserve the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows:
(i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of an emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission may permit.

--------------------------------------------------------------------------------
EXCHANGE OF SHARES

Shareholders purchasing shares directly from a Fund may exchange those shares at the current net asset value per share for other BNY Hamilton Funds which have a similar class of shares, in accordance with the terms of the current prospectus of the Fund being acquired. Requests for exchange are made in the same manner as requests for redemptions. See "Redemption of Shares".

Shares of the Fund to be acquired are purchased for settlement when the proceeds from redemption become available. In the case of investors in certain states, state securities laws may restrict the availability of the exchange privilege.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Each Fund declares and pays dividends and distributions as described under "Dividends and Distributions" in such Fund's Prospectus.

Net investment income of each class of shares in the Money Fund and the Treasury Money Fund consists of accrued interest or discount and amortized premium applicable to the specific class, less the accrued expenses of the relevant Fund applicable to the specific class during that dividend period, including the fees payable to the Administrator, allocated to each class of shares. See "Net Asset Value". Determination of the net investment income for each class of shares for each Money Market Fund will be made immediately prior to the determination of net asset value at 4:30 P.M., Eastern time, on each Business Day.

Dividends on each Hamilton Share and Hamilton Premier Share of the Money Fund and the Treasury Money Fund and Hamilton Classic Share of the Money Fund are determined in the same manner and are paid in the same amount regardless of class, except that Hamilton Premier Shares and Hamilton Classic Shares bear the fees paid to Shareholder Organizations on their behalf for those general services described under "Fund and Other Shareholder Services-Shareholder Servicing Plan" in the Prospectus for the Money Market Funds, and Hamilton Classic Shares bear 12b-1 fees. In addition, each class of shares of the Money Fund and the Treasury Money Fund bears certain other miscellaneous expenses specific to that class (i.e., certain cash management, registration and transfer agency expenses).

Determination of the net investment income for the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds will be made immediately prior to the determination of net asset value at 4:00 P.M., Eastern time, on each Business Day. Net investment income for days other than Business Days is determined as of 4:00 P.M., Eastern time, on the preceding Business Day. See "Purchase of Shares" in the relevant Prospectus and this Statement of Additional Information. Shares redeemed earn a dividend on the Business Day that the redemption becomes effective. See "Redemption of Shares" in each Prospectus.

--------------------------------------------------------------------------------
NET ASSET VALUE

Each of the Funds will compute its net asset value per share for each of its classes once daily on Monday through Friday as described under "Net Asset Value" in the relevant Prospectus, except that net asset value of any class need not be computed on a day in which no orders to purchase or redeem shares of such class have been received or on any day that the New York Stock Exchange is closed for business.

Money Market Funds. In the case of the Money Market Funds, all portfolio securities for each Fund will be valued by the amortized cost method. The purpose of this method of calculation is to attempt to maintain a constant net asset value of $1.00 per share for each class of shares. No assurances can be given that this goal will be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. If a difference of more than 0.5% occurs between valuation based on the amortized cost method and valuation based on market value, the Directors will take steps necessary to reduce such deviation, such as changing dividend policy, shortening the average portfolio maturity or realizing gains or losses. See "Taxes".

Valuing the Money Fund's and the Treasury Money Fund's instruments on the basis of amortized cost and use of the term "money market fund" are permitted by Rule 2a-7 of the 1940 Act. Rule 2a-7 prohibits money market funds that use the amortized cost method to value assets from investing more than 5% of their total assets in the securities of any single issuer, except obligations of the United States government and its agencies and instrumentalities. Each of the Money Market Funds intend to conduct their investment activities in a manner consistent with the requirements of Rule 2a-7. This is not, however, a fundamental policy and may be changed by the Directors at any time without the approval of the shareholders of either of the Money Market Funds.

The Directors oversee the Advisor's adherence to the Securities and Exchange Commission's rules, and have established procedures designed to stabilize net asset value of each class of shares of the Money Fund and the Treasury Money Fund at $1.00. Each day net asset value is computed, each class of shares of the Money Fund and the Treasury Money Fund will calculate the net asset value of each class of their respective shares by using both the amortized cost method and market valuations. At such intervals as they deem appropriate, the Directors consider the extent to which net asset value as calculated by using market valuations would deviate from $1.00 per share. Immediate action will be taken by the Directors if the variance between market value and amortized cost exceeds 0.5%.

If the Directors believe that a deviation from the Money Fund's or Treasury Money Fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Directors have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing net asset value by using available market quotations; and such other measures as the Directors may deem appropriate.

During periods of declining interest rates, the Money Fund's and the Treasury Money Fund's yield based on amortized cost may be higher than the corresponding yields based on market valuations. Under these circumstances, a shareholder of any class of shares of the Money Fund or the Treasury Money Fund would be able to obtain a somewhat higher yield than would result if that Fund used market valuations to determine its net asset value. The converse would apply in a period of rising interest rates.

Taxable Fixed Income and Tax-Exempt Fixed Income Funds. In the case of the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds, portfolio securities with a maturity of 60 days or more, including securities listed on an exchange or traded over the counter, will be valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security, and
(ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Funds' independent pricing service, such securities will be priced in accordance with procedures adopted by the Directors. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method, because the Directors have determined that this method will approximate market value. Because of the large number of municipal bond issues outstanding and the varying maturity dates, coupons and risk factors applicable to each issuer's books, no readily available market quotations exist for most municipal securities.

Equity Funds. In the case of the Equity Funds, the value of investments listed on a domestic securities exchange, other than options on stock indexes, is based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.

Equity Funds and Intermediate Investment Grade Fund. For purposes of calculating net asset value per share for each class of shares in each of the Equity Funds and the Intermediate Investment Grade Fund, all assets and liabilities initially expressed in foreign currencies will be converted into United States dollars at the prevailing market rates available at the time of valuation.

All Funds (except Money Market Funds). Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges, which is currently 4:10 P.M., New York City time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges, which is currently 4:15 P.M., New York City time. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Fund's Directors. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments, which mature in 60 days or less, are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by a Fund was more than 60 days, unless this is determined not to represent fair value by the Directors.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Funds' Directors.

--------------------------------------------------------------------------------
PERFORMANCE DATA

From time to time, the Funds may quote performance in terms of yield, actual distributions, total return, or capital appreciation in reports, sales literature, and advertisements published by the Funds. Current performance information for the Funds may be obtained by calling the number provided on the cover page of this Statement of Additional Information.

Yield Quotations. As required by regulations of the Securities and Exchange Commission, current yield for each class of shares of the Money Fund and the Treasury Money Fund is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period, dividing the net change in account by the value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield for each class of shares of the Money Fund and the Treasury Money Fund is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares.

The current and effective seven-day yields for the Money Market Funds as of December 31, 2000 were as follows:

                                                     Current 7       Effective 7
                                                     Day Yield       Day Yield
                                                    ------------    -----------

Money Fund  -  Hamilton Shares                          6.39%              6.59%
Money Fund  -  Hamilton Premier Shares                  6.14%              6.32%
Money Fund  -  Hamilton Classic Shares                  5.89%              6.06%
Treasury Money Fund  -  Hamilton Shares                 6.10%              6.29%
Treasury Money Fund  -  Hamilton Premier Shares         5.85%              6.02%
Treasury Money Fund  -  Hamilton Classic Shares         5.60%              5.76%

As required by regulations of the Securities and Exchange Commission, the annualized yield for each of the Taxable Fixed Income Funds, the Tax-Exempt Fixed Income Funds and the Equity

Income Fund is computed by dividing the Fund's net investment income per share for each class earned during a 30-day period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends will be used in determining the net investment income per share. Income will be computed by totaling the interest earned on all debt obligations, and in the case of the Equity Income Fund, dividends earned on all equity securities, during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield will then be annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income, as described under "Additional Information" in the Prospectuses for the Equity Funds, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds.

The 30-day yields for the other Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds are as follows:


                                                                                    With                 Without
                                                                                Reimbursement         Reimbursement
                                                                              ------------------     -----------------
Intermediate Government Fund  -  Institutional Shares                               5.12%                 4.94%
Intermediate Government Fund  -  Investor Shares                                    4.87%                 4.69%
Intermediate Investment Grade Fund  -  Institutional Shares                         5.77%                 5.77%
Intermediate Investment Grade Fund  -  Investor Shares                              5.53%                 5.53%
Intermediate New York Tax-Exempt Fund  -  Institutional Shares                      3.60%                 3.27%
Intermediate New York Tax-Exempt Fund  -  Investor Shares                           3.35%                 3.03%
Intermediate Tax-Exempt Fund  -  Institutional Shares                               3.75%                 3.75%
Intermediate Tax-Exempt Fund  -  Investor Shares                                    3.51%                 3.51%
Bond Index Fund  -  Institutional Shares                                            6.01%                 5.11%


Total Return Quotations. As required by regulations of the Securities and Exchange Commission, the annualized total return of each of the Equity Funds, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds for a period will be computed by assuming a hypothetical initial payment of $10,000. It will then be assumed that all of the dividends and distributions over the period are reinvested and that the entire amount will be redeemed at the end of the period. The annualized total return will then be calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption. Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated. The returns reflect the effect of expense subsidies and the return numbers would be lower if there were no subsidies.

The total returns for the other Funds are as follows:


                                                                                       Average             Average
                                                                                        Annual             Annual
                                                                                       for the             For the
                                                                                       One-Year           Five-Year
                                                                                        Period             Period
                                                                    Aggregate           Ended               Ended
                                                    Inception         Since          December 31,       December 31,
                                                       Date         Inception            2000               2000
                                                    -----------    -------------    ---------------     --------------

Intermediate Government Fund  -  Institutional

   Shares                                            04/01/97         28.29%            11.03%               N/A
Intermediate Government Fund  -  Investor
   Shares                                            08/10/92         55.18%            10.76%              5.49%
Intermediate Investment Grade Fund  -
   Institutional Shares                              04/01/97         27.92%             9.37%               N/A
Intermediate Investment Grade Fund  -
   Investor Shares                                   05/01/97         25.03%             9.10%               N/A
Intermediate New York Tax-Exempt Fund  -
   Institutional Shares                              04/01/97         20.42%             8.66%               N/A
Intermediate New York Tax-Exempt Fund  -
   Investor Shares                                   08/10/92         45.14%             8.49%              4.23%
Intermediate Tax-Exempt Fund  -  Institutional
   Shares                                            04/01/97         20.13%             9.30%               N/A
Intermediate Tax-Exempt Fund  -  Investor
   Shares                                            05/01/97         18.70%             9.03%               N/A
Equity Income Fund  -  Institutional Shares          04/01/97         72.27%             6.56%               N/A
Equity Income Fund  -  Investor Shares               08/10/92        199.38%             6.26%             15.60%
Large Cap Growth Fund  -  Institutional Shares       04/01/97        114.64%            (1.99%)              N/A
Large Cap Growth Fund  -  Investor Shares            05/01/97         98.82%            (2.14%)              N/A
Small Cap Growth Fund  -  Institutional Shares       04/01/97        168.10%            (1.41%)              N/A
Small Cap Growth Fund  -  Investor Shares            05/01/97        165.57%            (1.61%)              N/A
International Equity Fund  -  Institutional Shares   04/01/97         40.85%           (23.99%)              N/A
International Equity Fund  -  Investor Shares        05/01/97         36.78%           (24.19%)              N/A
S&P 500 Index Fund - Institutional Shares            04/28/00        (8.72%)           (12.59%)              N/A
Large Cap Value Fund - Institutional Shares          04/28/00        (1.83%)            (2.68%)              N/A
Bond Index Fund - Institutional Shares               04/28/00         9.21%             13.88%               N/A
Large Cap Growth CRT Fund                            01/03/00         0.87%              0.88%               N/A
Small Cap Growth CRT Fund                            01/03/00         9.53%              9.58%               N/A
International Equity CRT Fund                        01/03/00        (17.80%)          (17.89%)              N/A



General. A Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

From time to time, the yields and the total returns of each class of shares of the Funds may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Funds may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of a Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time, advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as, the views of the investment advisor as to current market, economic trade and interest rate trends, legislative, regulatory and monetarydevelopments, investments strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stocks, bonds, Treasury bills and shares of a Fund. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, a Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Funds is generally available by calling 1-800-426-9363.

Comparative performance information may be used from time to time in advertising the Funds' shares, including, but not limited to, data from Lipper Analytical Services, Inc., the S&P 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Lehman Brothers indexes, the Frank Russell Indexes and other industry publications. Each of the Money Market Funds may compare the performance of each class of shares to Money Fund Report, a service of IBC Financial Data, Inc. as well as yield data reported in other national financial publications.

From time to time, the Funds may include in advertisements, sales literature and reports to shareholders general comparative information such as statistical data regarding inflation, securities indices or the features of performance of alternative investments. The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, in such communications, the Advisor may offer opinions on current economic conditions.

--------------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Securities of a Fund typically are purchased via a domestic or foreign securities exchange, in the over-the-counter market or pursuant to an underwritten offering. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

Portfolio Turnover. A Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. A change in securities held by a Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer spreads or underwriting commissions, and other transaction costs, on the sale of securities, as well as on the reinvestment of the proceeds in other securities. A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. For the fiscal years ended December 31, 1998, 1999 and 2000, the portfolio turnover rates for the Intermediate New York Tax-Exempt Fund, Equity Income Fund, Intermediate Investment Grade Fund, Intermediate Tax-Exempt Fund, Large Cap Growth Fund, Small Cap Growth Fund and International Equity Fund were 24%, 32% and 16%; 39%, 53% and 35%; 53%, 57% and 76%; 37%, 34%
and 19%; 26%, 18% and 16%; 84%, 86% and 47%; and 75%, 84% and 86%, respectively.
It is anticipated that the Intermediate New York Tax-Exempt Fund, Equity Income Fund, Intermediate Investment Grade Fund, Intermediate Tax-Exempt Fund, Large Cap Growth Fund, Small Cap Growth Fund and International Equity Fund will continue to have a portfolio turnover rate of less than 100%.

For the period April 28, 2000 (commencement of operations) to December 31, 2000 for the portfolio turnover rates for the S&P 500 Index Fund, Large Cap Value Fund and Bond Index Fund were 33%, 2% and 101%, respectively. It is anticipated that the S&P 500 Index Fund and Large Cap Value Fund will continue to have a portfolio turnover rate of less than 100%. It is anticipated that the Bond Index Fund will continue to have a portfolio turnover rate of not greater than 200%. The fixed income securities in which the Fund will invest are generally traded at a net price with dealers acting as principal for their own accounts and without brokerage commissions. However, other expenses, such as custodial fees and wire charges may be higher during periods of higher turnover.

For the period January 3, 2000 (commencement of operations) to December 31, 2000 for the portfolio turnover rates for the Large Cap Growth CRT Fund, Small Cap Growth CRT Fund and International Equity CRT Fund were 5%, 35% and 10%, respectively. It is anticipated that the Large Cap Growth CRT Fund, Small Cap Growth CRT Fund and International Equity CRT Fund will continue to have a portfolio turnover rate of less than 100%.

For the fiscal years ended December 31, 1998, 1999, and 2000, the portfolio turnover rates for the Intermediate Government Fund were 61%, 16% and 10%, respectively. It is anticipated that the

Intermediate Government Fund will continue to have a portfolio turnover rate of not greater than 200%. The fixed income securities in which the Fund will invest are generally traded at a net price with dealers acting as principal for their own accounts and without brokerage commissions. However, other expenses, such as custodial fees and wire charges may be higher during periods of higher turnover.

Money Market Funds, Taxable Fixed Income Funds and Tax-Exempt Fixed Income Funds. Portfolio transactions for each of the Money Market Funds, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds will be undertaken principally to accomplish a Fund's objective in relation to expected movements in the general level of interest rates. Each of the Money Market Funds, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may engage in short-term trading consistent with their objectives.

Each of the Money Market Funds' policy of investing only in securities with maturities of less than 397 days will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments that the Money Market Funds make, turnover resulting from such investments should not adversely affect the net asset value or net income of the Fund.

Equity Funds. In connection with portfolio transactions for the Equity Funds, the overriding objective is to obtain the best possible execution of purchase and sale orders. In selecting a broker, the Advisor (and, in the case of the International Equity Fund, the International Equity CRT Fund and the Large Cap Value Fund, the Sub-Advisor) considers a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the firm's financial condition; as well as the commissions charged. A broker may be paid a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, the Advisor or the Sub-Advisor decides that the broker chosen will provide the best possible execution. The Advisor or the Sub-Advisor will monitor the reasonableness of the brokerage commissions paid in light of the execution received. The Directors will review regularly the reasonableness of commissions and other transaction costs incurred by the Equity Funds in light of facts and circumstances deemed relevant from time to time, and, in that connection, receive reports from the Advisor or the Sub-Advisor and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which the Advisor or the Sub-Advisor has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all of the Advisor's or the Sub-Advisor's clients and not solely or necessarily for the benefit of an individual Fund. The Advisor and the Sub-Advisor believe that the value of research services received is not determinable and does not significantly reduce their respective expenses. The Equity Funds will not reduce their respective fees paid to the Advisor or the Sub-Advisor by any amount that might be attributable to the value of such services.

For the fiscal years ended December 31, 1998, 1999, and 2000, the Equity Income Fund, Large Cap Growth Fund, Small Cap Growth Fund and International Equity Fund paid aggregate broker commissions of $500,347, $583,849 and $357,077; $226,702, $225,943 and $154,185; $279,344,

$184,972 and $151,350; and $876,134, $1,049,235 and $1,106,280, respectively. Of the aggregate commissions paid during the fiscal year ended December 31, 1999, the Large Cap Growth Fund paid broker commissions of $1,050 to BNY ESI & Co., Inc., a wholly owned non-bank subsidiary of The Bank of New York Company, Inc. a separate brokerage affiliate of The Bank of New York, and a member of the New York Stock Exchange and other principal exchanges, and SIPC. This amounted to 0.5% of the aggregate commissions paid by the Fund and 1.7% of the aggregate dollar amount of principal transactions.

For the period April 28, 2000 (commencement of operations) to December 31, 2000, the S&P 500 Index Fund and Large Cap Value Fund paid aggregate broker commissions of $5,852 and $4,740, respectively.

For the period January 3, 2000 (commencement of operations) to December 31, 2000, the Large Cap Growth CRT Fund, Small Cap Growth CRT Fund and International Equity CRT Fund paid aggregate broker commissions of $10,932, $3,395 and $17,581 respectively.

Subject to the overriding objective of obtaining the best possible execution of orders, the Advisor or the Sub-Advisor may allocate a portion of any or all of the Equity Funds' portfolio brokerage transactions to affiliates of the Advisor or the Sub-Advisor. In order for affiliates of the Advisor or the Sub-Advisor to effect any portfolio transactions for the Equity Funds, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Directors, including a majority of the Directors who are not "interested persons", have adopted procedures which are reasonably designed to provide that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.

Portfolio securities will not be purchased from or through or sold to or through the Funds' Administrator, Distributor, Advisor (or the Sub-Advisor) or any "affiliated person", as defined in the 1940 Act, of the Co-Administrators, Distributor or Advisor (or the Sub-Advisor) when such entities are acting as principals, except to the extent permitted by law. In addition, the Funds will not purchase securities during the existence of any underwriting group (or the Sub-Advisors) relating thereto of which the Advisor, the Sub-Advisor or any of their respective affiliates of the Advisor is a member, except to the extent permitted by law.

On those occasions when the Advisor (or the Sub-Advisor) deems the purchase or sale of a security to be in the best interests of a Fund as well as other customers, including the other Funds, to the extent permitted by applicable laws and regulations, the Advisor (or the Sub-Advisor) may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Advisor (or the Sub-Advisor), in the manner it considers to be most equitable and consistent with the Advisor's (or the Sub-Advisor's) fiduciary obligations to the Fund. In some instances, this procedure might adversely affect a Fund.

If a Fund effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which a Fund may write may be affected by options written by the Advisor (or the Sub-Advisor) for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

--------------------------------------------------------------------------------
DESCRIPTION OF SHARES

BNY Hamilton is a registered, open-end investment company organized under the laws of the State of Maryland on May 1, 1992. The Articles of Incorporation of currently permit the Corporation to issue 26,000,000,000 shares of common stock, par value $0.001 per share, of which shares have been classified as follows:

                                                             Number of Shares of
    Name of Series and Classes Thereof                         Common Allocated
    --------------------------------------------------      -------------------

    BNY Hamilton Money Fund
           Hamilton Shares                                     7,000,000,000
           Hamilton Premier Shares                             3,000,000,000
           Hamilton Classic Shares                             3,000,000,000

    BNY Hamilton Treasury Money Fund
           Hamilton Shares                                     2,000,000,000
           Hamilton Premier Shares                             2,000,000,000
           Hamilton Classic Shares                             2,000,000,000

    BNY Hamilton Equity Income Fund
           Institutional Shares                                  200,000,000
           Investor Shares                                       200,000,000

    BNY Hamilton Large Cap Growth Fund
           Institutional Shares                                  200,000,000
           Investor Shares                                       200,000,000

    BNY Hamilton Small Cap Growth Fund
           Institutional Shares                                  200,000,000
           Investor Shares                                       200,000,000

    BNY Hamilton International Equity Fund
           Institutional Shares                                  200,000,000
           Investor Shares                                       200,000,000

    BNY Hamilton Intermediate Government Fund
           Institutional Shares                                  200,000,000
           Investor Shares                                       200,000,000

    BNY Hamilton Intermediate Investment Grade Fund
           Institutional Shares                                  200,000,000
           Investor Shares                                       200,000,000

    BNY Hamilton Intermediate New York Tax-Exempt Fund
           Institutional Shares                                  200,000,000
           Investor Shares                                       200,000,000

    BNY Hamilton Intermediate Tax-Exempt Fund
           Institutional Shares                                  200,000,000
           Investor Shares                                       200,000,000

    BNY Hamilton Large Cap CRT Fund                              200,000,000
    BNY Hamilton International Equity CRT Fund                   200,000,000
    BNY Hamilton Small Cap CRT Fund                              200,000,000

    BNY Hamilton Large Cap Value Fund
           Institutional Class                                   200,000,000
           Investor Class                                        200,000,000

    BNY Hamilton S&P 500 Fund
           Institutional Class                                   200,000,000
           Investor Class                                        200,000,000

    BNY Hamilton U.S. Bond Market Index Fund
           Institutional Class                                   200,000,000
           Investor Class                                        200,000,000
    Undesignated Common Stock                                  2,000,000,000

Shares of BNY Hamilton do not have preemptive or conversion rights and are fully paid and nonassessable by BNY Hamilton. The rights of redemption and exchange are described in the appropriate Prospectus and elsewhere in this Statement of Additional Information.

The shareholders of each Fund are entitled to a full vote for each full share held and to a fractional vote for each fractional share. Subject to the 1940 Act and Maryland law, the Directors themselves have the power to alter the number and the terms of office of the Directors, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successor; provided, however, that immediately after such appointment the requisite majority of the Directors have been elected by the shareholders of the Funds. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Directors being selected while the holders of the remaining shares would be unable to elect any Directors. It is the intention of BNY Hamilton not to hold annual shareholder meetings. The Directors may call shareholder meetings for action by shareholder vote as may be required by either the 1940 Act or the Articles of Incorporation.

BNY Hamilton, if requested to do so by the holders of at least 10% of shareholders of all series aggregated as a class, will call a meeting of shareholders for the purpose of voting upon the question of the removal of a director or directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

The Articles of Incorporation contain a provision permitted under the Maryland General Corporation Law that under certain circumstances eliminates the personal liability of the Directors to BNY Hamilton or its shareholders. The Articles of Incorporation and the Bylaws of BNY Hamilton provide that BNY Hamilton will indemnify the Directors, officers and employees of the Funds to the full extent permitted by the Maryland General Corporation Law, which permits indemnification of such persons against liabilities and expenses incurred in connection with proceedings in which they may be involved because of their offices or employment with BNY Hamilton. However, nothing in the Articles of Incorporation or the Bylaws of BNY Hamilton protects or indemnifies a Director, officer or employee against any liability to BNY Hamilton or its shareholders to which he or she would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

For information relating to mandatory redemption of Fund shares or, under certain circumstances, their redemption at the option of the Funds, see "Redemption of Shares" in the Prospectuses.

No single person beneficially owns 25% or more of the Corporation's voting securities. BNY Hamilton cannot predict the length of time that such person will remain a control person of such Funds. The following table sets forth the name, address and percentage of ownership of each person who is known by the Registrant to own, of record or beneficially, 5% or more of any class of BNY Hamilton's outstanding equity securities as of April 1, 2001:


Fund                        Of Record                 %          Beneficial Owner                         %
----                        ---------                 -          ----------------                         -

Equity Income               Various Retirement        27.6%      The Bank of New York                    27.6%
- Institutional Shares      Plans                                One Wall Street
                                                                 New York, NY  10286

Equity Income               Various Retirement         8.8%      The Bank of New York                     8.8%
- Investor Shares           Plans                                One Wall Street
                                                                 New York, NY  10286

Intermediate Government     Various Retirement        38.4%      The Bank of New York                    38.4%
- Institutional Shares      Plans                                One Wall Street
                                                                 New York, NY  10286

Intermediate Government     Various Retirement        25.2%      The Bank of New York                    25.2%
- Investor Shares           Plans                                One Wall Street
                                                                 New York, NY  10286

Intermediate Government                                          Heidi Stamas                            13.3%
- Investor Shares                                                300 Central Park West
                                                                 New York, NY  10024

Intermediate Government                                          Michael W. O'Connor                      9.9%
- Investor Shares                                                1821 Glenneyre Street
                                                                 Laguna Beach, CA 92651

Intermediate                Various Retirement        72.0%      The Bank of New York                    72.0%
Investment Grade            Plans                                One Wall Street
- Institutional Shares                                           New York, NY  10286

Intermediate                                                     Alice Eichenhoitz                        6.2%
Investment Grade                                                 5703 Varga Circle
- Institutional Shares                                           Atlantic Beach, Fl 32233

Intermediate New York       Post & Co.                5.9%       The Bank of New York                     5.9%
Tax-Exempt                                                       One Wall Street
- Institutional Shares                                           New York, NY  10286


Intermediate New York                                            Colleen M. Frey                          9.2%
Tax-Exempt                                                       401 East 84th Street, Apt. 7B
- Investor Shares                                                New York, NY 10286


Intermediate Tax-Exempt     Darlane Hoffman           24.9%      Larry G. Hoffman                         24.9%
- Investor Shares                                                PO Box 2654
                                                                 Hamilton Square, NJ 08690

Intermediate Tax-Exempt     Jeffrey B. Noss           15.3%      BNY Clearing Services LLC               15.3%
- Investor Shares                                                One Wall Street
                                                                 New York, NY 10286

Intermediate Tax-Exempt     Nancy Hartmann            12.6%      Nancy Elgin Wyatt Revocable Trust       12.6%
- Investor Shares                                                40 Rue Des Ecoles 75005
                                                                 Paris, France, 067

Intermediate Tax-Exempt                                          First Clearing Corp.                    11.1%
- Investor Shares                                                359 Long Ave.
                                                                 Hillside, NJ 07205

Intermediate Tax-Exempt                                          Naomi Siegel                             7.2%
- Investor Shares                                                63 Taylor Rd.
                                                                 Short Hills, NJ 07078

Intermediate Tax-Exempt                                          Frances B Ruoff                          7.0%
- Investor Shares                                                100 Hilton Ave.
                                                                 Garden City, NY 11530

Intermediate Tax-Exempt                                          Ivar Kasaks                              5.7%
- Investor Shares                                                PO Box 274
                                                                 Waterbury Center, VT 05677

Intermediate Tax-Exempt                                          Donna B. Zorn                            5.1%
- Investor Shares                                                4 Joshua Huddy Drive
                                                                 Colts Neck, NJ 07722

International Equity        Post & Co.                13.0%      The Bank of New York                    13.0%
CRT                                                              One Wall Street
- CRT Shares                                                     New York, NY  10286

Intenational Equity         Various Retirement        33.5%      The Bank of New York                    33.5%
- Investor Shares           Plans                                One Wall Street
                                                                 New York, NY  10286

Intenational Equity         Phoenix Investment        32.1%      Manasett Corp.                          32.1%
- Investor Shares           Management Co.                       Pauline C. Metcalf Trust
                                                                 127 Dorrance Street Suite 200
                                                                 Providence, RI 02903

Large Cap Growth            Various Retirement        53.9%      The Bank of New York                    53.9%
- Investor Shares           Plans                                One Wall Street
                                                                 New York, NY  10286

Large Cap Value             Various Retirement        63.4%      The Bank of New York                    83.2%
- Institutional Shares      Plans                                One Wall Street
                                                                 New York, NY  10286

Large Cap Value             The Bank of New York      13.3%
- Institutional Shares      Co., Inc.

Large Cap Value             Post & Co.                 6.5%
- Institutional Shares

Money Fund                  Premier Money Fund         6.0%      Premier Money Fund Portfolio             6.0%
- Classic Shares            Portfolio                            BNY Clearing Services LLC
                                                                 One Wall Street
                                                                 New York, NY 10286

Money Fund                  Hare & Co.                49.7%      The Bank of New York                    49.7%
- Hamilton Shares                                                One Wall Street
                                                                 New York, NY  10286

Money Fund                                                       Spectrasite Communicatins, Inc.          7.8%
- Hamilton Shares                                                8000 Regency Parkway
                                                                 Cary, NC 27511

Money Fund                                                       Vodafone America Asias, Inc.             9.6%
- Hamilton Shares                                                2999 Oak Rd.
                                                                 Walnut Creek, CA 94596

Money Fund                  Grange Primary Trust       9.4%      Chase Manhattan Bank                     9.4%
- Hamilton Shares                                                600 Travis, 50th Floor
                                                                 Houston, TX 77479

S&P 500                     Various Retirement        22.5%      The Bank of New York                    92.1%
- Institutional Shares      Plans                                One Wall Street
                                                                 New York, NY  10286

S&P 500                     Wendel & Co.              69.6%
- Institutional Shares


Small Cap Growth CRT        Post & Co.                14.6%      The Bank of New York                    14.6%
- CRT Shares                                                     One Wall Street
                                                                 New York, NY  10286

Small Cap Growth            Various Retirement         5.7%      The Bank of New York                    5.7%
- Institutional Shares      Plans                                One Wall Street
                                                                 New York, NY  10286

Small Cap Growth            Various Retirement        65.2%      The Bank of New York                    65.2%
- Investor Shares          Plans                                 One Wall Street
                                                                 New York, NY  10286

Small Cap Growth                                                 EES Investment Fund LP                   7.5%
- Investor Shares                                                360 Park Ave.
                                                                 New York, NY 10286

Small Cap Growth                                                 Diversified Income Strategies LP         7.1%
- Investor Shares                                                360 Park Ave.
                                                                 New York, NY 10286

Treasury Money                                                   Key3Media Events, Inc.                  29.3%
- Hamilton Shares                                                5700 Wilshire Blvd.
                                                                 Los Angeles, CA 90036

Treasury Money              Hare & Co.                21.8%      The Bank of New York                    21.8%
-  Hamilton Shares                                               One Wall Street
                                                                 New York, NY  10286

Treasury Money              RCD of Brooklyn -         12.7%      ISS/230/Merrill                         12.7%
- Hamilton Shares           Merrill Agency Equity                Institutional Shareholder Services
                                                                 1455 Research Blvd. - Suite 400
                                                                 Rockville, MD 20850-3196

Treasury Money                                                   Acquisition Fund Four LP                 5.2%
- Hamilton Shares                                                375 Park Ave.
                                                                 New York, NY 10286

Treasury Money              Hare & Co.                73.0%      The Bank of New York                    72.3%
- Premier Shares                                                 One Wall Street
                                                                 New York, NY  10286

Treasury Money              NYC IDA Pilot Payment      7.0%      Ricardo Niles                            7.0%
- Premier Shares            Fund                                 NYC IDA
                                                                 100 William Street
                                                                 New York, NY 10038

Bond Index                  Wendel & Co.              77.9%      The Bank of New York                    96.0%
- Institutional                                                  One Wall Street
                                                                 New York, NY  10286

Bond Index                  Various Retirement         7.3%
- Institutional             Plans

Bond Index                  The Bank of New York      5.6%
- Institutional             Co., Inc.


Bond Index                  Post & Co.                5.2%
- Institutional


BNY Hamilton's officers and directors, taken as a group, own less than 1% of the shares of each of the Funds.

--------------------------------------------------------------------------------
TAXES

Each Fund generally will be treated as a separate corporation for federal income tax purposes, and thus the provisions of the Internal Revenue Code of 1986, as amended (the "Tax Code") generally will be applied to each Fund separately, rather than BNY Hamilton as a whole. Net long-term and short-term capital gains, net income, and operating expenses therefore will be determined separately for each Fund.

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Tax Code. Accordingly, each Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's assets is represented by cash, United States Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets, and 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than United States Government securities). As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed at least annually.

Under the Tax Code, a Fund will be subject to a 4% excise tax on a portion of its undistributed income if it fails to meet certain distribution requirements by the end of the calendar year. Each Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

For federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses (other than exempt-interest dividends distributed by either of the Tax-Exempt Fixed Income Funds, as described below) are generally taxable to shareholders of the Funds as ordinary income whether such distributions are taken in cash or reinvested in additional shares. Each of the Equity Funds (other than the International Equity Fund) expects that a portion of these distributions to their respective corporate shareholders will be eligible for the 70% dividends-received deduction. These distributions from all other Funds will not be eligible for the dividends-received deduction. Distributions of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders of a Fund as long-term capital gains, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund, and are not eligible for the dividends-received deduction. Individual shareholders will be subject to federal income tax on distributions of net long-term capital gains at a maximum rate of 20% if designated as derived from a Fund's capital gains from property held for more than one year.

A gain or loss realized by a shareholder on the redemption, sale or exchange of shares held as a capital asset will be capital gain or loss and such gain or loss will be long-term if the holding period for the shares exceeds one year, and otherwise will be short-term. Individual shareholders will be subject to federal income tax on long-term capital gain at a maximum rate of 20% in respect of shares held for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Any loss realized by a shareholder on the disposition of shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares. Any such loss may be disallowed in the case of either of the Tax-Exempt Fixed Income Funds. See "Tax-Exempt Fixed

Income Funds" below. Additionally, any loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund.

Prospective investors in any of the Equity Funds, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds should be aware that distributions of net investment income or net long-term capital gains from these Funds will have the effect of reducing the net asset value of each class of each Funds' shares by the amount of the distribution. If the net asset value is reduced below a shareholder's cost, the distribution will nonetheless be taxable as described above, even if the distribution represents a return of invested capital. Investors should consider the tax implications of buying shares in these Funds just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution.

Gains or losses on sales of securities by a Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year except in certain cases where, if applicable, a Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale price for the securities sold.

Under the Tax Code, gains or losses attributable to dispositions of foreign currency or to foreign currency contracts, or to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by a Fund, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Forward currency contracts, options and futures contracts entered into by a Fund may create "straddles" for federal income tax purposes and this may affect the character and timing of gains or losses realized by a Fund on forward currency contracts, options and futures contracts or on the underlying securities.

Certain options, futures and foreign currency contracts held by a Fund at the end of each fiscal year will be required to be "marked-to-market" for federal income tax purposes -- i.e., treated as having been sold at market value. For options and futures contracts, sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain

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or loss, and the remainder will be treated as short-term capital gain or loss, regardless of how long the Fund has held such options or futures. Any gain or loss recognized on foreign currency contracts will be treated as ordinary income, unless an election under Section 988 (a) (1) (B) of the Tax Code is made, in which case the rule for options and futures contracts will apply.

The International Equity Fund will, and the Equity Income Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the Large Cap Value Fund, the Large Cap Growth CRT Fund, the Small Cap Growth CRT Fund and the International Equity CRT Fund may, invest in equity securities of foreign issuers. If these Funds purchase shares in certain foreign investment companies, known as "passive foreign investment companies", they may be subject to federal income tax on a portion of an "excess distribution" from such passive foreign investment companies or gain from the disposition of such shares, even though such income may have to be distributed as a taxable dividend by a Fund to its respective shareholders. In addition, certain interest charges may be imposed on the Equity Funds or its respective shareholders in respect of unpaid taxes arising from such distributions or gains. Alternatively, the Equity Funds would be required each year to include in its income and distribute to shareholders a pro rata portion of the foreign investment company's income, whether or not distributed to the Fund. For each taxable year, the Equity Funds will be permitted to "mark-to-market" any marketable stock held by a Fund in a passive foreign investment company. If a Fund made such an election, each investor in the Fund would include in income in each year an amount equal to its share of the excess, if any, of the fair market value of the stock in such passive foreign investment company as of the close of the taxable year over the adjusted basis of such stock. The investor would be allowed a deduction for its share of the excess, if any, of the adjusted basis of the stock in such passive foreign investment company over the fair market value of such stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included by the investor for prior taxable years.

It is expected that the Money Fund, the Equity Income Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the International Equity Fund, the Intermediate Investment Grade Fund, the Large Cap Value Fund, the Large Cap Growth CRT Fund, the Small Cap Growth CRT Fund and the International Equity CRT Fund may be subject to foreign withholding taxes with respect to income received from sources within foreign countries. The International Equity Fund and the International Equity CRT Fund intend to elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund, with the result that each shareholder will (i) include in gross income, even though not actually received, the pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the pro rata share of the Fund's foreign income taxes. A foreign tax credit may not exceed the U.S. federal income tax otherwise payable with respect to the foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund which represents income derived from foreign sources; the gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is, with certain exceptions, applied separately to separate categories of income; dividends from the will be treated as "passive" or "financial services" income for this purpose. The effect of this limitation may be to prevent from claiming as a credit the full amount of their pro rate share of the Fund's foreign income taxes. In addition, shareholders

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will not be eligible to claim a foreign tax credit with respect to foreign income taxes paid by the Fund unless certain holding period requirements are met.

Each Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders in those states that have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

Foreign Shareholders. Dividends of net investment income and distributions of realized net short-term gains in excess of net long-term losses to a shareholder who, as to the United States, is a non-resident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to United States withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a United States trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to United States individuals or domestic corporations. Distributions of net long-term capital gains to foreign shareholders will not be subject to United States tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a foreign shareholder who is a non-resident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

In the case of a foreign shareholder who is a non-resident alien individual and who is not otherwise subject to withholding as described above, a Fund may be required to withhold United States federal income tax at the rate of 31% unless IRS Form W-8 is provided.

Transfers by gift of shares of a Fund by a foreign shareholder who is a non-resident alien individual will not be subject to United States federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for United States federal estate tax purposes.

Tax-Exempt Fixed Income Funds. Both of the Tax-Exempt Fixed Income Funds intend to qualify to pay exempt-interest dividends to its respective shareholders by having, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consist of tax-exempt securities. An exempt-interest dividend is that part of dividend distributions made by such Tax-Exempt Fixed Income Fund that consists of interest received by the Fund on tax-exempt securities. Shareholders will not incur any federal income tax on the amount of exempt-interest dividends received by them from such Tax-Exempt Fixed Income Fund. In view of each Tax-Exempt Fixed Income Fund's investment policies, it is expected that substantially all dividends will be exempt-interest dividends, although each Tax-Exempt Fixed Income Fund may from time to time realize and distribute net short-term capital gains or other minor amounts of taxable income.

Interest on indebtedness incurred or continued by a shareholder, whether a corporation or an individual, to purchase or carry shares of either Tax-Exempt Fixed Income Fund is not deductible to the extent it relates to exempt-interest dividends received by the shareholder. Any loss incurred

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on the sale or redemption of either Fund's shares held six months or less will be disallowed to the extent of exempt-interest dividends received with respect to such shares.

Interest on certain tax-exempt bonds that are private activity bonds within the meaning of the Tax Code is treated as a tax preference item for purposes of the alternative minimum tax, and any such interest received by a Tax-Exempt Fixed Income Fund and distributed to shareholders will be so treated for purposes of any alternative minimum tax liability of shareholders. The Tax-Exempt Fixed Income Funds are permitted to invest up to 20% of their respective assets in private activity bonds the interest from which is a preference item for purposes of alternative minimum tax. Moreover, exempt-interest dividends paid to a corporate shareholder by a Tax-Exempt Fixed Income Fund (whether or not from interest on private activity bonds) will be taken into account (i) in determining the alternative minimum tax imposed on 75% of the excess of adjusted current earnings over alternative minimum taxable income, (ii) in calculating the environmental tax equal to .12% of a corporation's modified alternative taxable income in excess of $2 million, and (iii) in determining the foreign branch profits tax imposed on effectively connected earnings and profits (with adjustments) of United States branches of foreign corporations.

Holders of shares of either class of either Tax-Exempt Fixed Income Fund who are subject to New York State and New York City personal income taxes on dividends will not be subject to such tax on distributions from the respective Tax-Exempt Fixed Income Fund to the extent that the distributions qualify as exempt-interest dividends and represent income attributable to federally tax-exempt obligations of the State of New York and its subdivisions, agencies and instrumentalities (as well as certain other federally tax-exempt obligations the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of Puerto Rico). To the extent that distributions from either class of either Tax-Exempt Fixed Income Fund are derived from other income, including long- and short-term capital gains and income from securities lending, such distributions will not be exempt from New York State or New York City personal income taxes.

Distributions from either Tax-Exempt Fixed Income Fund are not excluded in determining New York State or City franchise taxes on corporations and financial institutions.

Annual statements as to the portion of distributions of both Tax-Exempt Fixed Income Funds that is attributable to interest that is exempt from federal income tax and, in the case of the Intermediate New York Tax-Exempt Fund, New York State and City personal income tax will be provided to shareholders shortly after the end of the taxable year.

--------------------------------------------------------------------------------
SPECIAL CONSIDERATIONS RELATING TO INVESTMENTS IN NEW YORK MUNICIPAL OBLIGATIONS

The following information is a summary of special factors affecting the Intermediate New York Tax-Exempt Fund. Such information is derived from public official documents relating to securities offerings of New York issuers which are generally available to investors. The Fund has no reason to believe that any of the statements in such public official documents are untrue but has not

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independently verified such statements. The following information constitutes only a brief summary of the information in such public official documents and does not purport to be a complete description of all considerations regarding investment in New York municipal securities.

Economic Outlook

New York (the State) is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location, air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

New York economic growth is expected to slow in 2001, with annual growth in total and private-sector employment projected to be slower than in 2000. Led by business services, the service sector will continue to be the major contributor to employment growth in 2001, although growth in this sector is not expected to be as strong as in 2000. Employment in the State's export-oriented manufacturing sector will be impacted by the general slowdown in the national economy. Finally, wages and personal income are expected to grow more modestly than in 2000. Personal income is estimated to have grown by 7.8 percent in 2000, fueled in part by a large increase in financial sector bonus payments at the beginning of the year.

Personal income is projected to grow 4.6 percent in 2001 and 3.9 percent in 2002. Total bonus payments are projected to increase by 2.4 percent in 2001 and
3.6 percent in 2002, representing distinctly lower growth than the 19.4 percent rate for 2000. Lower bonus growth is partly due to the volatility of the stock markets and weaker securities industry activity. Another factor contributing to the weaker personal income growth in 2001 and 2002 is the reduced growth rate of non-wage income, which is projected to be lower due to the general economic slowdown. Overall employment growth is expected to continue to grow at a more modest pace than in 2000, reflecting the slowing growth of the national economy, continued spending restraint in government, and continued restructuring in the manufacturing, health care, social service and financial sectors.

At the national level, economic growth slowed significantly during the third quarter of 2000, as the longest economic expansion on record nears the end of its tenth year. The reduced pace of growth is expected to continue through 2001. The Division of the Budget expects growth in both national output (GDP) and inflation to slow through the end of 2001. Real GDP is expected to grow at an annual rate of 2.7 percent in 2001, down significantly from 5.1 percent in 2000. The Consumer Price Index inflation rate is expected to slow modestly in 2001 to
2.7 percent, in part because of lower wage pressures and partly due to lower oil prices. Consumption will grow more slowly, as employment, wages and income continue to rise modestly. Short-term interest rates are expected to decline resulting from a continuation of Federal Reserve Board rate cuts, employment growth will continue at a slower rate and the unemployment rate for 2001 will average 4.3 percent. In summary, economic growth at the national level should slow in 2001, with a growth rate for output that is 2.4 percentage points below that for 2000.

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Many uncertainties exist in any forecast of the national and State economies, particularly in light of the recent volatility in the domestic financial markets. The timing and impact of changes in economic conditions are difficult to estimate with a high degree of accuracy. Unforeseeable events may occur. The actual rate of change in any, or all, of the concepts that are forecasted may differ substantially and adversely from the outlook described herein.

2000-2001 Fiscal Year (Executive Budget Forecast)

The State's last fiscal year began on April 1, 2000 and ended on March 31, 2001. On March 30, 2000, the State adopted the debt service portion of the State budget for the 2000-2001 fiscal year; the remainder of the budget was enacted by the State Legislature on May 5, 2000, 35 days after the statutory deadline of April 1. The Governor approved the budget as passed by the Legislature. Prior to passing the budget in its entirety for the 2000-2001 fiscal year, the State enacted appropriations that permitted the State to continue its operations.

Following enactment of the budget, the State prepared a Financial Plan for the 2000-2001 fiscal year (the 2000-2001 Financial Plan) that sets forth projected receipts and disbursements based on the actions taken by the Legislature. This section provides a summary of the Financial Plan which was released on May 10, 2000.

In 2000-2001, General Fund disbursements, including transfers to support capital projects, debt service and other funds, are estimated at $38.92 billion, an increase of $1.75 billion or 4.7 percent over 1999-2000. Projected spending under the 2000-2001 enacted budget is $992 million above the Governor's Executive Budget recommendations, including 30-day amendments submitted January 31, 2000.

The 2000-2001 Financial Plan projects a closing balance of $3.2 billion in the General Fund and other reserves of $3.2 billion, including $1.71 billion in the General Fund. The closing balance is comprised of $675 million in reserves for potential labor costs resulting from new collective bargaining agreements and other spending commitments, $547 million in the Tax Stabilization Reserve Fund (for use in case of unanticipated deficits), $150 million in the Contingency Reserve Fund (which helps offset litigation risks), and $338 million in the Community Projects Fund (which finances legislative initiatives). In addition to the $1.71 billion balance in the General Fund, $1.2 billion is projected for reserve in the STAR Special Revenue Fund and $250 million in the Debt Reduction Reserve Fund (DRRF). The State expects to close 2000-2001 with cash balances in these funds.

Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions and organizations that are not subject to the State's control. The State Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. The Division of Budget believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results,

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however, could differ materially and adversely from the
projections set forth here and those projections may be changed materially and adversely from time to time.

The State Financial Plan is based upon forecasts of national and State economic activity developed through both internal analysis and review of national and State economic forecasts prepared by commercial forecasting services and other public and private forecasters. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, the extent of corporate and governmental restructuring, the condition of the financial sector, federal fiscal and monetary policies, the level of interest rates, and the condition of the world economy, which could have an adverse effect on the State. There can be no assurance that the State economy will not experience results in the current fiscal year that are worse than predicted, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

Four governmental fund types comprise the State Financial Plan: the General Fund, the Special Revenue Funds, the Capital Projects Funds, and the Debt Service Funds. The State's fund structure adheres to the accounting standards of the Governmental Accounting Standards Board. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

Projected General Fund Receipts

Total General Fund receipts in 2000-2001 and transfers from other funds are projected to reach $39.72 billion, an increase of $2.32 billion over the estimated 1999-2000 level. The transfer of the $3.4 billion surplus recorded in 1999-2000 to the 2000-2001 fiscal period has the effect of exaggerating the growth in State receipts from year to year thereby, depressing reported 1999-2000 figures and inflating 2000-2001 projections.

Net General Fund personal income tax collections for 2000-2001 are projected to reach $24.33 billion, well over half of all General Fund receipts and an increase of almost $4 billion over 2000-2001. This increase is largely due to the $3.4 billion net impact of the transfer of the surplus growth from 1999-2000 to the current year as partially offset by the diversion of an additional $1.99 billion in income tax receipts to the STAR Fund. The STAR program was created in 1998 as a State-funded local property tax relief program funded through the use of personal income tax receipts. Adjusted for these transactions, the growth in net income tax receipts is roughly $1.3 billion, an increase of nearly 5 percent. This growth is largely a function of two factors: (i) the 9 percent growth in income tax liability projected for tax year 2000; and (ii) the impact of the 1999 tax year settlement recorded early in the 2000-2001 fiscal year.

The most significant statutory changes made the 2000-2001 fiscal year provide for: an increase, phased in over two years, in the earned income tax credit from 25 percent to 30 percent of the federal

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credit; a three-year phased-in reduction of the marriage penalty; a four-year phased-in deduction or credit for college tuition; and enhancement of the child and dependent care credit effective January 1, 2000.

User tax and fees are projected at $7.02 billion in 2000-2001, a decrease of $583 million from 1999-2000. The sales tax and cigarette tax components of this category account for virtually all of the 2000-2001 decline. This 3.4 percent projected decrease in sales tax reflects, in large part, the impact of the permanent exemption for clothing and footwear items costing under $110. Cigarette tax and tobacco products tax receipts are projected to decline by $146 million primarily due to reduced taxable consumption associated with the increase in cigarette tax of 55 cents per pack imposed on March 1, 2000.

Business tax receipts are expected to total $4.23 billion in 2000-2001, $332 million below 1999-2000 fiscal year results. This year-over-year decline in projected receipts is largely due to statutory changes.

Receipts from other taxes, which are comprised primarily of receipts from estate and gift taxes, real property gains tax and pari-mutuel taxes on wagering, are projected to total $766 million, $341 million below last year's amount. The primary factors accounting for most of the expected decline include: legislation enacted previously that repealed both the real property gains tax and the gift tax; pari-mutuel tax reductions; and reductions in estate and gift taxes.

Miscellaneous receipts includes license revenues, income from fees and fines, abandoned property receipts, investment income, and a portion of the assessments levied on medical providers. Miscellaneous receipts are expected to total $1.34 billion in 2000-2001, a decline of $309 million from 1999-2000. This reflects the loss of non-recurring receipts received in 1999-2000 and the growing effects of the phase-out of the medical provider assessments, completed in January 2000. Transfers from other funds to the General Fund consist primarily of tax revenues in excess of debt service requirements. Transfers to the General Fund are expected to total $2.03 billion, or $108 million more than last year.

General Fund Disbursements

The 2000-2001 Financial Plan projects General Fund disbursements and transfers to capital, debt service and other funds of $38.92 billion, an increase of $1.75 billion or 4.7 percent over 1999-2000. Following the pattern of the last three fiscal years, education programs receive the largest share of increased funding contained in the 2000-2001 Financial Plan. School aid is expected to grow by $850 million or 8.0 percent over 1999-2000 levels (on a State fiscal year basis). Spending on other local education and higher education programs will also increase significantly from the prior year, growing by $376 million or 13.3 percent. Outside of education, the largest growth in spending is for State Operations ($507 million) and general State charges ($222 million).

Grants to Local Governments is the largest category of General Fund disbursements and includes financial assistance to local governments and not-for-profit corporations, as well as entitlement benefits to individuals. Grants to Local Governments are projected at $26.83 billion in 2000-2001, an increase of $1.2 billion over 1999-2000.

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General Fund spending for school aid is projected at $11.47 billion in 2000-2001 on a State fiscal year basis, an increase of $850 million from 1999-2000. School aid will grow by 1.2 billion (8.7 percent) on a school year basis, and funds operating aid, building aid, transportation, and other aid programs. For all other educational programs, disbursements are projected to grow by $376 million to $3.23 billion.

Medicaid costs are estimated at $5.59 billion in 2000-2001, essentially unchanged from 1999-2000. This reflects underlying spending growth in this program of 4 percent, and efforts to maximize federal moneys. In addition, resources from HCRA 2000 and the tobacco settlement revenues are utilized to support overall health care spending. Spending on welfare is projected at $1.2 billion, a decline of $77 million. Revenue sharing and other general purpose aid to local governments are projected at $825 million. This decrease results from a projected caseload decline of approximately 65,000 recipients (or 7.4 percent) to an average annual total of approximately 814,000 recipients in 2000-2001 and an increased availability of federal Temporary Assistance for Needy Families
(TANF) Block Grant funds.

State Operations spending reflects the costs of operating State agencies. The State estimates that disbursements for State Operations in 2000-2001 will total $7.11 billion. Compared to 1999-2000, spending for State Operations is projected to increase by $507 million. The year-to-year growth reflects growth in the Legislative and Judiciary budgets, costs of salary related increases and inflation, the labor contract between the United University Professionals (UUP) and the State University, the development of computerized systems in various State agencies, and higher costs in the Department of Correctional Services in 2000-2001, including the full cost of staffing two new State prisons ($32 million). The 2000-2001 spending estimate does not include costs of new labor contracts that had not been approved by the Legislature as of May 31, 2000. These costs will be funded through collective bargaining reserves of $675 million, which are carried separately in the 2000-2001 Financial Plan. These reserves, when paid, will be reflected in various financial plan spending categories and will cover costs for both the 1999-2000 and 2000-2001 fiscal year.

General State Charges spending in this category, which accounts primarily for fringe benefits for State employees and retirees, is projected to total $2.19 billion in 2000-2001. Disbursements for General State Charges are projected to increase by $104 million from the prior year. The 2000-2001 spending estimate continues to assume the $250 million in offset funds related to the dissolution of the Medial Malpractice Insurance Association (MMIA), which is the last year these funds are expected to be available.

Long-term Debt Service is projected at $2.26 billion in 2000-2001, an increase of $18 million over 1999-2000. The growth reflects debt service costs from bond sales in prior years and certain sales planned for 2000-2001.

Transfers for capital projects provided General Fund support for projects that are not financed by bond proceeds, dedicated taxes, other revenues, or federal grants. Transfers for capital projects of $234 million in 2000-2001 are projected to increase $23 million from the prior year.

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All other transfers, which reflect the remaining transfers from the General Fund to other funds, are estimated to total $294 million in 2000-2001, a decrease of $94 million from the prior fiscal year. This amount takes into account the use of HCRA 2000 funding for the State's subsidy to the Roswell Park Cancer Institute.

General Fund Balance

The State is projected to close the 2000-2001 fiscal year with a General Fund and other reserves balance of $3.2 billion, including $1.71 billion in the General Fund. This closing balance is comprised of $675 million in reserves for collective bargaining and other spending commitments, $547 million in the Tax Stabilization Reserve Fund, $150 million in the Contingency Reserve Fund, and $338 million in the Community Projects Fund.

Special Revenue Funds

Special Revenue Funds are used to account for the proceeds of specific revenue sources such as federal grants that are legally restricted, either by the Legislature or outside parties, to expenditures for specified purposes. For 2000-2001 projected disbursements in this fund type total $33.25 billion, an increase of $2.03 billion (4.35 percent) over 1999-2000 levels. Disbursements from federal funds are estimated at $22.87 billion, up by $798 million or 3.6 percent. Medicaid is the largest program within federal funds, accounting for over half of total spending in this category. In 2000-2001, federal support for Medicaid spending is projected at 14.93 billion, an increase of $396 million over 1999-2000. The remaining growth in federal funds is primarily for the Child Health Plus program, which is estimated to increase by $86 million in 2000-2001, as well as increased spending in various social services programs. State special revenue spending is projected to be $10.38 billion, an increase of $1.23 billion from last year. The spending reflects the next phase of the STAR program valued at $2.0 billion (up $785 million from 1999-2000), and $617 million in additional spending resulting from HCRA 2000. This growth is offset by decreased spending of $176 million due to the elimination of medical provider assessments on January 1, 2000.

Capital Project Funds

Capital Projects Funds spending in 2000-2001 is projected at $4.35 billion, an increase of $124 million or 2.90 percent from last year. Transportation, environmental, education and mental hygiene programs are the major sources of year-to-year spending growth in this category.

Debt Service Funds

Debt Service Funds spending are estimated at $3.79 billion in 2000-2001, up $206 million or 5.7 percent from 1999-2000. Transportation purposes, including debt service on bonds issued for State and local highway and bridge programs financed through the New York State Thruway Authority and supported by the Dedicated Highway and Bridge Trust Fund, account for $127 million of the year-to-year growth. Debt service for educational purposes, including State and City University programs financed through the Dormitory Authority, will increase by $59 million. The remaining growth is for a variety of programs in mental health and corrections, and for general obligation financings.

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Out-Year Projections of Receipts and Disbursements

State law requires the Governor to propose a balanced budget each year. Preliminary analysis by the Division of the Budget (DOB) indicates that the State will have a 2001-2002 budget gap of approximately $2 billion. This estimate includes an assumption for the projected costs of new collective bargaining agreements, no assumed operating efficiencies, as well as the planned application of approximately $1.2 billion of the $1.82 billion STAR tax reduction reserve.

In recent years, the State has closed projected budget gaps which DOB estimates at $5.0 billion (1995-1996), $3.9 billion (1996-1997), $2.3 billion (1997-1998), and less than $1 billion (1998-1999). DOB will formally update its projections of receipts and disbursements for future years as part of the Governor's 2001-2002 Executive Budget submission. The revised expectations for these years will reflect updated estimates of receipts and disbursements as well as new 2001-2002 Executive Budget recommendations.

Sustained growth in the State's economy could contribute to closing projected budget gaps over the next several years, both in terms of higher-than-projected tax receipts and in lower-than-expected entitlement spending. The State assumes that the 2000-2001 Financial Plan will achieve $500 million in savings from initiatives by State agencies to deliver services more efficiently, workforce management efforts, maximization of federal and non-General Fund spending offsets, and other actions necessary to help bring projected disbursements and receipts into balance. The projections do not assume any gap-closing benefit from the potential settlement of State claims against the tobacco industry.

On November 23, 1998, the attorneys general for forty-six states, including New York, entered into a master settlement agreement (MSA) with the nation's largest tobacco manufacturers. Under the terms of the MSA, the states agreed to release the manufacturers from all smoking-related claims in exchange for specified payments and the imposition of restrictions on tobacco advertising and marketing. New York is projected to receive $25 billion over 25 years under the MSA, with payments apportioned among the State (51 percent), counties (22 percent), and New York City (27 percent). The projected payments (but not the apportionment of the payments) are an estimate and subject to adjustments for, among other things, the annual change in the volume of cigarette shipments and the rate of inflation. From 1999-2000 through 2002-2003, the State expects to receive $1.54 billion under the nationwide settlement with cigarette manufacturers. Counties, including New York City, are projected to receive settlement payments of $1.47 billion over the same period.

The 2000-2001 Financial Plan utilizes certain resources from HCRA 2000, the successor legislation to the Health Care Reform Act of 1996. HCRA 2000 continues the negotiated reimbursement system for non-governmental payors, and provides funding for, among other things, graduate medical education, indigent care, and the expansion of health insurance coverage for uninsured adults and children. HCRA 2000 will help finance several health-related programs, including prescription drug assistance for the elderly, supplemental Medicare insurance, and other public health services that were previously funded from the General Fund. Programs under HCRA 2000 will be financed with revenues generated from the financing mechanisms continued from HCRA

                                       74

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1996, a share of the State's tobacco settlement and revenues from an increased excise tax on cigarettes.

The State plans to use $1.29 billion in tobacco settlement money over the next three years to finance health programs under HCRA 2000 ($1.01 billion) and projected increased costs in Medicaid ($274 million). The remaining $250 million in one-time tobacco payments from 1999-2000 will be deposited to DRRF. The table below summarizes the projected payments, and enacted and proposed uses by fiscal year.

Prior Fiscal Years

New York State's financial operations have improved during recent fiscal years. During its last seven fiscal years, the State has recorded balanced budgets on a cash basis, with positive year-end fund balances.

1999-2000 Fiscal Year

The state ended its 1999-2000 fiscal year on March 31, 2000 in balance on a cash basis, with a General Fund cash-basis surplus as reported by the DOB of $1.51 billion. As in recent years, strong growth in receipts above forecasted amounts produced most of the year-end surplus. Spending was also modestly below projections, further adding to the surplus.

The State reported a closing balance of $1.17 billion in the General Fund, an increase of $275 million over the closing balance from the prior year. The balance was held in four accounts within the General Fund: the Tax Stabilization Reserve Fund (TSRF), the Contingency Reserve Fund (CRF), the Debt Reduction Reserve Fund (DRRF) and the Community Projects Fund (CPF) which is used to finance legislative initiatives. The balance is comprised of $547 million in the TSRF after a deposit of $74 million in 1999-2000; $107 million in the CRF; $250 million in the DRRF; and $263 million in the CPF.

The closing fund balance excludes $3.97 billion that the State deposited into the tax refund reserve account at the close of 1999-2000 to pay for tax refunds in 2000-2001 of which $521 million was made available as a result of the Local Government Assistance Corporation (LGAC) financing program and was required to be on deposit as of March 31, 2000. The tax refund reserve account transaction has the effect of decreasing reported personal income tax receipts in 1999-2000, while increasing reported receipts in 2000-2001.

General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1999-2000 fiscal year totaled $37.40 billion, an increase of 1.6 percent over 1998-1999. General Fund disbursements and transfers to other funds totaled $37.17 billion, an increase of 1.6 percent from the prior fiscal year.

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1998-1999 Fiscal Year

The State ended its 1998-1999 fiscal year in balance on a cash basis, with a General Fund cash surplus as reported by the DOB of $1.82 billion. The cash surplus was derived primarily from higher-than-projected tax collections as a result of continued economic growth, particularly in the financial markets and the securities industries.

The State reported a General Fund closing cash balance of $892 million, an increase of $254 million from the prior fiscal year. The balance is held in three accounts within the General Fund: the Tax Stabilization Reserve Fund
(TSRF), the Contingency Reserve Fund (CRY) and the Community Projects Fund
(CPF). The TSRF closing balance was $473 million, following an additional deposit of $73 million in 1998-1999. The CRF closing balance was $107 million, following a deposit of $39 million in 1998-1999. The CPF, which finances legislative initiatives, closed the fiscal year with a balance of $312 million.

The closing fund balance excludes $2.31 billion that the State deposited into the tax refund reserve account at the close of 1998-1999 to pay for tax refunds in 1999-2000 of which $521 million was made available as a result of the Local Government Assistance Corporation (LGAC) financing program and was required to be on deposit as of March 31, 1999. The tax refund reserve account transaction has the effect of decreasing reported personal income tax receipts in 1998-1999, while increasing reported receipts in 1999-2000.

General Fund receipts and transfers from other funds (net of tax refund reserve-account activity) for the 1998-1999 fiscal year totaled $36.74 billion, an increase of 6.34 percent from 1997-1998 levels. General Fund disbursements and transfers to other funds totaled $36.19 billion for the 1998-1999 fiscal year, an increase of 6.23 percent from 1997-1998 levels.

1997-1998 Fiscal Year

The State ended its 1997-1998 fiscal year in balance on a cash basis, with a General Fund cash surplus as reported by DOB of approximately $2.04 billion. The cash surplus was derived primarily from-higher-than-anticipated receipts and lower spending on welfare, Medicaid, and other entitlement programs.

The General Fund had a closing balance of $638 million, an increase of $205 million from the prior fiscal year. The TSRF closing balance was $400 million, following a required deposit of $15 million (repaying a transfer made in 1991-92) and an additional deposit of $68 million made from the 1997-1998 surplus. The CRF closing balance was $68 million, following a $27 million deposit from the surplus. The CPF closed the fiscal year with a balance of $170 million. The General Fund closing balance did not include $2.39 billion in the tax refund reserve account, of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit on March 31, 1998.

General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1997-1998 fiscal year totaled $34.55 billion, an annual increase of 4.57 percent over 1996-1997.

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General Fund disbursements and transfers to other funds were $34.35 billion, an annual increase of 4.41 percent.

Debt and Other Financing Activities

2000-2001 Borrowing Plan

Efforts to reduce debt, unanticipated delays in the advancement of certain projects, and revisions to estimated financing needs are expected to reduce borrowings in fiscal year 2000-2001. As of January 26, 2001, the State's 2000-01 borrowing plan projects issuances of $281 million in general obligation bonds and $56 million in Certificates of Participation to finance the purchase of new welfare computer systems.

Borrowings by public authorities pursuant to lease-purchase and contractual-obligation financings for capital programs of the State are projected to total approximately $2.36 billion, including costs of issuance, reserve funds, and other costs, net of anticipated refundings and other adjustments in 2000-2001. Included therein are borrowings by: (i) the Dormitory Authority of the State of New York (DASNY) for the State University of New York
(SUNY); the City University of New York (CUNY); other educational purposes; and mental health facilities; (ii) the Thruway Authority for the Dedicated Highway and Bridge Trust Fund and Consolidated Highway Improvement Program; (iii) the Urban Development Corporation (UDC) (doing business as the Empire State Development Corporation) for prisons, youth facilities and economic development purposes; (iv) the Environmental Facilities Corporation (EFC) for environmental projects; and (v) the Housing Finance Agency (HFA) for housing programs. These borrowings include the Community Enhancement Facilities Assistance Program (CEFAP) for economic development purposes. Four public authorities (Thruway Authority, DASNY, UDC and HFA) are authorized to issue bonds under this program. Borrowings for 2000-2001 also include the Strategic Investment Program (SIP) for environmental, historic preservation, economic development, arts, and cultural purposes. Three public authorities (DASNY, UDC and EFC) are authorized to issue bonds under this program. The projections of State borrowings for the 2000-2001 fiscal year are subject to change as market conditions, interest rates and other factors vary throughout the fiscal year.

Outstanding Debt of the State and Certain Authorities

For purposes of analyzing the financial condition of the State, debt of the State and of certain public authorities may be classified as State-supported debt, which includes general obligation debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated tax sources, and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as State-related debt, includes State-supported debt, as well as certain types of contingent obligations, including moral obligation financings, certain contingent contractual-obligation financing arrangements, and State-guaranteed debt where debt service is expected to be paid from other sources and State appropriations in that they may be made and used only under certain circumstances.

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State-Supported and State-Related Debt Outstanding

The first type of State-supported debt, general obligation debt, is currently authorized for three programmatic categories: transportation, environmental and housing. As of March 31, 2000, the total amount of outstanding general obligation debt was $4.6 billion, including $45 million in BANs.

The second type of State-supported debt, lease-purchase and contractual-obligation financing arrangements with public authorities and municipalities, has been used primarily by the State to finance the State's highway and bridge program, SUNY and CUNY buildings, health and mental hygiene facilities, prison construction and rehabilitation, and various other State capital projects.

The State has utilized and expects to continue to utilize lease-purchase and contractual-obligation financing arrangements to finance its capital programs, in addition to authorized general obligation bonds. Total outstanding State-supported debt as of March 31, 2000 was $36.8 million.

The category of State-related debt includes the State-supported debt described above, moral obligation and certain other financings and State-guaranteed debt. Total outstanding State-related debt as of March 31, 2000 was $38.58 million.

Debt Reform Act of 2000

Chapter 59 of the Laws of 2000 enacted the Debt Reform Act of 2000 (Debt Reform
Act). The Debt Reform Act implements statutory initiatives intended to improve the State's borrowing practices. The Debt Reform Act applies to all new State-supported debt issued on and after April 1, 2000 and includes the following provisions:

 .    A phased-in cap on new State-supported debt outstanding of 4 percent of personal income (the existing State-supported debt level is 6 percent of personal income);

 .    A phased-in cap on new State-supported debt service costs of 5 percent of total governmental funds receipts (the existing State-supported debt service costs are 5 percent of total governmental receipts);

 .    A limit on the use of debt to capital works and purposes only; and

 .    A limit on the maximum term of new State-supported debt to 30 years.

The cap on new State-supported debt outstanding begins at 0.75 percent of personal income in 2000-2001 and is gradually increased until it is fully phased in at 4 percent of personal income in 2010-2011. Similarly, the phased-in cap on new State-supported debt service costs begins at 0.75 percent of total governmental funds receipts and is gradually increased until it is fully phased in at 5 percent in 2013-2014. State-supported bond issuances during the 2000-2001 borrowing plan are projected by DOB to be within the Debt Reform Act's statutory caps.

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If either the debt outstanding or the debt service cap is met or exceeded, the
State would be precluded from contracting new State-supported debt until the next annual cap calculation is made and State-supported debt is found to be within the appropriate limitations. The Division of the Budget expects that the prohibition on issuing new State-supported debt, if the caps are met or exceeded, will provide an incentive to treat the debt caps as absolute limits that should not be reached. Therefore DOB intends to manage subsequent capital plans and issuance schedules under these limits.

Certain Litigation

The legal proceedings noted below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims sought against the State are substantial, generally in excess of $100 million. These proceedings could adversely affect the financial condition of the State in the 2000-2001 fiscal year or thereafter.

Among the more significant of these cases are those that involve: (i) the validity of agreements and treaties by which various Indian tribes transferred to New York title to certain land in New York; (ii) a challenge to the State's home assessment resource review instrument (HARRI), which is to be used by the Department of Social Services to determine eligibility for and the nature of home care services for Medicaid recipients, and challenge the policy of DSS of limiting reimbursable hours of service until a patient is assessed using the HARRI; (iii) challenges to the constitutionality of certain sections of the Public Health Law, which impose a tax on the gross receipts hospitals and residential health care facilities receive from all patient care services; (iv) alleged responsibility of New York officials to assist in remedying racial segregation in the City of Yonkers; (v) a challenge to the funding for New York City public schools; (vi) a challenge to the Governor of New York regarding the application of his constitutional line item veto authority to certain portions of budget bills; (vii) a case calling for the enforcement of sales and excise taxes imposed on motor fuel and tobacco products sold to non-Indian consumers on Indian reservations; (viii) a case claiming that the State violated the Federal False Claims Act; and (ix) an action by New York and several other states against the Federal Government challenging a federal directive which requires states to change their method of allocating costs.

The City of New York

The fiscal health of the State may be affected by the fiscal health of New York City (the City), which continues to receive significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. The State may also be affected by the ability of the City and certain entities issuing debt for the benefit of the City to market their securities successfully in the public credit markets.

The City has achieved balanced operating results for each of its fiscal years since 1981 as measured by the GAAP standards in force at that time. The City prepares a four-year financial plan (Financial

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Plan) annually and updates it periodically, and prepares a comprehensive annual financial report each October describing its most recent fiscal year.

In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York (NYC
MAC) to provide financing assistance to the City; the New York State Financial Control Board (the Control Board) to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York (OSDC) to assist the Control Board in exercising its powers and responsibilities. A "control period" existed from 1975 to 1986 during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the control period in 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence or "substantial likelihood and imminence" of the occurrence of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

Currently, the City and its Covered Organizations (i.e., those organizations which receive or may receive moneys from the City directly, indirectly or contingently) operate under the Financial Plan. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in the Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

To successfully implement its Financial Plan, the city and certain entities issuing debt for the benefit of the City must market their securities successfully. The City issues securities to finance, refinance and rehabilitate infrastructure and other capital needs, as well as for seasonal financing needs. In City fiscal years 1997-1998, 1998-1999 and 1999-2000, the State
Constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent disruptions in the capital program, two actions were taken to increase the City's capital financing capacity: (i) the State Legislature created the New York City Transitional Finance Authority (TFA) in 1997, and (ii) in 1999, the City created TSASC, Inc., a not-for-profit corporation empowered to issue tax-exempt debt backed by tobacco settlement revenues. During the 2000 legislative session, the State enacted legislation that increased the borrowing authority of the TFA by $4 billion, to $11.5 billion, which the City expects will provide sufficient financing capacity to continue is capital program over the next four fiscal years.

Other Localities

Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 1999-2000 fiscal year.

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The State is considering measures to help resolve persistent fiscal difficulties in Nassau County. The Governor has proposed actions which would, if legislation is enacted, establish a Nassau County Interim Finance Authority. The Authority would be empowered to issue bonds, backed solely by diverted Nassau County sales tax revenues, to achieve short-term budget relief and ensure credit market access for the County. Such Authority would also impose financial plan requirements on Nassau County. The State paid $30 million in transitional assistance to the County for State fiscal year 2000-2001 and the Governor has proposed providing up to $75 million in State assistance over the next four
State fiscal years. Allocation of such assistance would be subject to the Authority's approval of Nassau County's financial plan. There is no assurance that such proposals will be enacted, or that future actions will not be required by the State to assist Nassau County, resulting in increased State expenditures for extraordinary local assistance.

The State has provided extraordinary financial assistance to select municipalities, primarily cities, since the 1996-1997 fiscal year. Funding has essentially been continued or increased in each subsequent fiscal year. Such funding in 2000-2001 totals $200.4 million. In 2000-2001, the State increased General Purpose State Aid for local governments by $11 million to $562 million.

While the distribution of General Purpose State Aid for local governments was originally based on a statutory formula, in recent years both the total amount appropriated and the shares appropriated to specific localities have been determined by the Legislature. A State commission established to study the distribution and amounts of general purpose local government aid failed to agree on any recommendations for a new formula.

Counties, cities, towns, villages and school districts have engaged in substantial short-term and long-term borrowings. In 1998, the total indebtedness of all localities in the State other than New York City was approximately $20.3 billion. A small portion (approximately $80 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to State enabling legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units (other than New York City) authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Twenty-three localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1998.

Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the federal government may reduce (or in some cases eliminate) federal funding of some local programs which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that the State, New York City, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

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Authorities

The fiscal stability of the State is related in part to the fiscal stability of its public authorities. Public benefit corporations, created pursuant to State Law ("Public Authorities") are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its Public Authorities default on their respective obligations, particularly those using the financing techniques referred to as State-supported or State-related debt. As of December 31, 1999, there were 17 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of all State Public Authorities was $95 billion, only a portion of which constitutes State-supported or State-related debt.

Beginning in 1998, the Long Island Power Authority (the LIPA) assumed responsibility for the provision of electric utility services previously provided by Long Island Lighting Company for Nassau, Suffolk and a portion of Queen Counties, as part of an estimated $7 billion financing plan. As of May 31, 2000, LIPA has issued over $7 billion in bonds secured solely by ratepayer charges. LIPA's debt is not considered either State-supported or State-related debt.

The Metropolitan Transit Authority (the MTA) oversees the operation of subway and bus lines in New York City by its affiliates, the New York City Transit Authority and Manhattan and Bronx Surface Transit Operating Authority (collectively, the TA). The MTA operates certain commuter rail and bus services in the New York Metropolitan area through MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter Railroad Company and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the TBTA), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended on, and will continue to depend on, operating support from the State, local governments and TBTA, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

Since 1980, the State has enacted several taxes, including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of 1 percent regional sales and use tax, that provide revenue for mass transit purposes, including assistance to the MTA. Since 1987, State law has required that the proceeds of a one-quarter of 1 percent mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. In 1993, the State dedicated a portion of certain additional State petroleum business tax receipts to fund operating or capital assistance to the MTA. The 2000-2001 State budget provides total State assistance to the MTA of approximately $1.35 billion and initiates a five-year State transportation plan that includes nearly $2.2 billion in

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dedicated revenue support for the MTA's 2000-2004 Capital Program. This capital commitment includes an additional $800 million of newly dedicated State petroleum business tax revenues, motor vehicle fees, and motor fuel taxes not previously dedicated to the MTA.

State legislation accompanying the 2000-2001 State budget authorized the MTA, TBTA and TA to issue an aggregate of $16.5 billion in bonds to finance a portion of a new $17.1 billion MTA capital plan for the 2000 through 2001 calendar years (the 2000-2004 Capital Program). On May 4, 2000, the Capital Program Review Board (the CPRB) approved the 2000-2004 Capital Program. The MTA plan now totals $12.55 billion. This is the fifth capital plan since the Legislature authorized procedures for the adoption, approval and amendment of MTA capital programs, and is designed to upgrade the performance of the MTA's transportation systems by investing in new rolling stock, maintaining replacement schedules for existing assets and bringing the MTA system into a state of good repair and making major investments in system expansion projects such as the Second Avenue Subway project and the East Side Access project. The 2000-2004 Capital Program assumes the issuance of an estimated $8.9 billion in bonds. The remainder of the plan is projected to be financed through assistance from the State, the federal government and the City of New York, and from various other revenues generated from actions taken by the MTA.

There can be no assurance that all the necessary governmental actions for future capital programs will be taken, that funding sources currently identified will not be decreased or eliminated, or that the 2000-2004 Capital Programs, or parts thereof, will not be delayed or reduced. Should the funding levels fall below current projections, the MTA would have to revise its 2000-2004 Capital Programs accordingly. If the 2000-2004 Capital Programs are delayed or reduced, ridership and fare revenues to decline, the MTA's ability to meet its operating expenses without additional assistance could be impaired.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

As used in this Statement of Additional Information and the Prospectuses, the term "majority of a Fund's outstanding shares" (of a series, if applicable) means the vote of (i) 67% or more of the Fund's shares (of the series, if applicable) present at a meeting, if the holders of more than 50% of the Fund's outstanding shares (of the series, if applicable) are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares (of the series, if applicable), whichever is less.

Telephone calls to the Funds and The Bank of New York as shareholder servicing agent may be tape recorded.

With respect to the securities offered hereby, this Statement of Additional Information and the Prospectuses do not contain all the information included in the Funds' Registration Statement filed with the Securities and Exchange Commission under the Securities Act. Pursuant to the rules and regulations of the Securities and Exchange Commission, certain portions have been omitted. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

Statements contained in this Statement of Additional Information and the Prospectuses concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statements. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectuses and this Statement of Additional Information, in connection with the offer contained in the Prospectuses and this Statement of Additional Information and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Funds or the Distributor. The Prospectuses and this Statement of Additional Information do not constitute an offer by any Fund or by the Distributor to sell or solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds or the Distributor to make such offer in such jurisdictions.

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--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

The following financial information is hereby incorporated by reference to the indicated pages of the Funds' Annual Report to shareholders dated December 31, 2000.

                                                       Page                                                    Page

QUESTIONS & ANSWERS                                       1     BNY HAMILTON INTERMEDIATE
                                                                GOVERNMENT FUND
BNY HAMILTON LARGE CAP GROWTH FUND                              Schedule of Investments                          85
Schedule of Investments                                  33     Statement of Assets and Liabilities              89
Statement of Assets and Liabilities                      35     Statement of Operations                          89
Statement of Operations                                  35     Statement of Changes in Net Assets               90
Statements of Changes in Net Assets                      36     Financial Highlights                             91
Financial Highlights                                     37
                                                                BNY HAMILTON INTERMEDIATE
BNY HAMILTON SMALL CAP GROWTH FUND                              INVESTMENT GRADE FUND
Schedule of Investments                                  39     Schedule of Investments                          93
Statement of Assets and Liabilities                      43     Statement of Assets and Liabilities              99
Statement of Operations                                  43     Statement of Operations                          99
Statement of Changes in Net Assets                       44     Statements of Changes in Net Assets             100
Financial Highlights                                     45     Financial Highlights                            101

BNY HAMILTON INTERNATIONAL EQUITY FUND                          BNY HAMILTON U.S. BOND MARKET
Schedule of Investments                                  47     INDEX FUND
Industry Diversification                                 52     Schedule of Investments                         103
Statement of Assets and Liabilities                      53     Statement of Assets and Liabilities             107
Statement of Operations                                  53     Statement of Operations                         107
Statement of Changes in Net Assets                       54     Statement of Changes in Net Assets              108
Financial Highlights                                     55     Financial Highlights                            109

BNY HAMILTON EQUITY INCOME FUND                                 BNY HAMILTON INTERMEDIATE TAX-
Schedule of Investments                                  57     EXEMPT FUND
Statement of Assets and Liabilities                      62     Schedule of Investments                         110
Statement of Operations                                  62     Diversification by State                        119
Statement of Changes in Net Assets                       63     Statement of Assets and Liabilities             120
Financial Highlights                                     64     Statement of Operations                         120
                                                                Statements of Changes in Net Assets             121
BNY HAMILTON LARGE CAP VALUE FUND                               Financial Highlights                            122
Schedule of Investments                                  66
Statement of Assets and Liabilities                      68
Statement of Operations                                  68
Statements of Changes in Net Assets                      69
Financial Highlights                                     70

BNY HAMILTON INTERMEDIATE NEW                                   BNY HAMILTON MONEY FUND
YORK TAX-EXEMPT FUND                                            Schedule of Investments                         133
Schedule of Investments                                 124     Statement of Assets and Liabilities             142
Statement of Assets and Liabilities                     129     Statement of Operations                         142
Statement of Operations                                 129     Statements of Changes in Net Assets             143
Statement of Changes in Net Assets                      130     Financial Highlights                            144
Financial Highlights                                    131
                                                                BNY HAMILTON TREASURY MONEY FUND
BNY HAMILTON S&P 500 INDEX FUND                                 Schedule of Investments                         147
Schedule of Investments                                  71     Statement of Assets and Liabilities             149
Statement of Assets and Liabilities                      82     Statement of Operations                         149
Statement of Operations                                  82     Statements of Changes in Net Assets             150
Statements of Changes in Net Assets                      83     Financial Highlights                            151
Financial Highlights                                     84

NOTES TO FINANCIAL STATEMENTS                           154

REPORT OF INDEPENDENT AUDITORS                          163

DIRECTORS AND OFFICERS                                  164

The following financial information is hereby incorporated by reference to the indicated pages of the CRT Funds' Annual Report to shareholders dated December 31, 2000.


                                                       Page                                                    Page

QUESTIONS & ANSWERS                                       1     BNY HAMILTON INTERNATIONAL EQUITY
                                                                CRT FUND
BNY HAMILTON LARGE CAP GROWTH CRT FUND                          Schedule of Investments                          20
Schedule of Investments                                   8     Industry Diversification                         24
Statement of Assets and Liabilities                      10     Statement of Assets and Liabilities              25
Statement of Operations                                  10     Statement of Operations                          25
Statements of Changes in Net Assets                      11     Statements of Changes in Net Assets              26
Financial Highlights                                     12     Financial Highlights                             27

BNY HAMILTON SMALL CAP GROWTH CRT FUND                          NOTES TO FINANCIAL STATEMENTS                    28
Schedule of Investments                                  13
Statement of Assets and Liabilities                      17     REPORT OF INDEPENDENT AUDITORS                   33
Statement of Operations                                  17
Statements of Changes in Net Assets                      18     DIRECTORS AND OFFICERS                           34
Financial Highlights                                     19

                                   APPENDIX A

                         Description of Security Ratings

S&P

Corporate and Municipal Bonds
-----------------------------

AAA Debt obligations rated AAA have the highest ratings assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA Debt obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A Debt obligations rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debts in higher rated categories.

BBB Debt obligations rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than for debts in higher rated categories.

BB Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating.

NR No public rating has been requested, there may be insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Commercial Paper, Including Tax-Exempt Commercial Paper
-------------------------------------------------------

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 This designation indicates that the degree of safety regarding timely payment is very strong.


MOODY'S

Corporate and Municipal Bonds
-----------------------------

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be presented elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR No public rating has been requested, there may be insufficient information on which to base a rating, or that Moody's does not rate a particular type of obligation as a matter of policy.

Commercial Paper, Including Tax-Exempt Commercial Paper
-------------------------------------------------------

Prime-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

          -    Leading market positions in well established industries.

          -    High rates of return on funds employed.

          - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

          - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          - Well established access to a range of financial markets and assured sources of alternate liquidity.

Short-Term Tax-Exempt Notes
---------------------------

MIG-1 The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits.

     Exhibit Number               Description

     --------------               -----------

         (1)      (a)      Articles of Incorporation of Registrant.*
                  (b)      Articles of Amendment, dated June 29, 1992.*
                  (c)      Articles of Supplementary, dated June 29, 1994.*
                  (d)      Articles of Supplementary, dated August 15, 1995.*
                  (e)      Articles of Amendment, dated January 22, 1997*
                  (f)      Articles Supplementary, dated January 22, 1997.*
                  (g)      Articles Supplementary, dated April 28, 1999.*
                  (h)      Form of Articles Supplementary, dated September 17,
                           1999*
                  (i)      Articles Supplementary, dated February 15, 2000.
                  (j)      Articles Supplementary, dated February 26, 2001.
                  (k)      Articles Supplementary, dated April 2, 2001.

         (2)               Bylaws of Registrant.*

         (3)               Not Applicable.

         (4)      (a)      Form of Specimen stock certificate of common stock of
                           BNY Hamilton Money Fund.*
                  (b)      Form of Specimen stock certificate of common stock of
                           BNY Hamilton Intermediate Government Fund.*
                  (c)      Form of specimen stock certificate of common stock of
                           BNY Hamilton Intermediate New York Tax-Exempt Fund.*
                  (d)      Form of specimen stock certificate of common stock of
                           BNY Hamilton Equity Income Fund.*

         (5)      (a)      Investment Advisory Agreement between BNY Hamilton
                           Money Fund and The Bank of New York.*
                  (b)      Investment Advisory Agreement between BNY Hamilton
                           Intermediate Government Fund and The Bank of New
                           York.*
                  (c)      Investment Advisory Agreement between BNY Hamilton
                           Intermediate New York Tax-Exempt Fund and The Bank of
                           New York.*
                  (d)      Investment Advisory Agreement between BNY Hamilton
                           Equity Income Fund and The Bank of New York.*
                  (e)      Investment Advisory Agreement between BNY Hamilton
                           Treasury Money Fund and The Bank of New York.*
                  (f)      Investment Advisory Agreement between BNY Hamilton
                           Large Cap Growth Fund and The Bank of New York.*
                  (g)      Investment Advisory Agreement between BNY Hamilton
                           Small Cap Growth Fund and The Bank of New York.*
                  (h)      Investment Advisory Agreement between BNY Hamilton
                           International Equity Fund and The Bank of New York.*
                  (i)      Investment Advisory Agreement between BNY Hamilton
                           Intermediate Investment Grade Fund and The Bank of
                           New York.*

                  (j) Investment Advisory Agreement between BNY Hamilton Intermediate Tax-Exempt Fund and The Bank of New York.*
                  (k) Sub-advisory agreement between BNY Hamilton International Equity Fund and Credit Agricole Asset Management (formerly known as IndoCam International Investment Services).*
                  (l) Investment Advisory Agreement between BNY Hamilton Large Cap Growth CRT Fund and The Bank of New York.*
                  (m) Investment Advisory Agreement between BNY Hamilton Small Cap Growth CRT Fund and The Bank of New York.*
                  (n) Investment Advisory Agreement between BNY Hamilton International Equity CRT Fund and The Bank of New York.*
                  (o) Sub-advisory agreement between BNY Hamilton International Equity CRT Fund and Credit Agricole Asset Management (formerly known as IndoCam International Investment Services).*
                  (p) Investment Advisory Agreement between BNY Hamilton U.S. Bond Market Index Fund and The Bank of
                           New York.*
                  (q) Investment Advisory Agreement between BNY Hamilton S&P 500 Index Fund and The Bank of New York.*
                  (r) Investment Advisory Agreement between BNY Hamilton Large Cap Value Fund and The Bank of New York.*
                  (s) Sub-advisory Agreement between BNY Hamilton Large Cap Value Fund and Estabrook Capital Management, Inc.*

         (6)      (a)      Distribution Agreements between Registrant and BNY
                           Hamilton Distributors, Inc.*

                  (b) Supplement to Distribution Agreements between Registrant and BNY Hamilton Distributors, Inc.*

         (7)               Not Applicable.

         (8)      (a)      Custody Agreement between Registrant and The Bank of
                           New York.*
                  (b)      Cash Management and Related Services Agreement
                           between each series of Registrant and The Bank of New
                           York.*
                  (c)      Supplement to Custody Agreement between Registrant
                           and The Bank of New York.*
                  (d)      Supplement to Cash Management and Related Services
                           Agreement between Registrant and The Bank of New
                           York.*
                  (e)      Additional Supplement to Custody Agreement between
                           Registrant and The Bank of New York.*
                  (f)      Additional Supplement to Cash Management and
                           Related Services Agreement between Registrant and
                           The Bank of New York.*
                  (g)      Additional Supplement to Custody Agreement between
                           Registrant and The Bank of New York.*
                  (h)      Additional Supplement to Cash Management and
                           Related Services Agreement between Registrant and
                           The Bank of New York.*

         (9)      (a)      Administration Agreement between Registrant and BNY
                           Hamilton Distributors, Inc.*
                  (b)      Fund Accounting Services Agreement between Registrant
                           and The Bank of New York.*
                  (c)      Form of Transfer Agency Agreement between Registrant
                           and BISYS Fund Services, Inc.*
                  (d)      Form of Shareholder Servicing Agreement.*
                  (e)      Form of Sub-Administration Agreement between BNY
                           Hamilton Distributors, Inc. and The Bank of New
                           York.*
                  (f)      Shareholder Servicing Plan of BNY Hamilton Money Fund
                           (Hamilton Premier Shares).*
                  (g)      No longer applicable.
                  (h)      Shareholder Servicing Plan of BNY Hamilton Money Fund
                           (Hamilton Classic Shares).*
                  (i)      Rule 18f-3 Plan of BNY Hamilton Money Fund.*
                  (j)      Supplement to Administration Agreement between
                           Registrant and BNY Hamilton Distributors, Inc.*
                  (k)      Supplement to Fund Accounting Services Agreement
                           between Registrant and The Bank of New York.*
                  (l)      Updated Transfer Agency Agreement between Registrant
                           and BISYS Fund Services, Inc.*
                  (m)      Shareholder Servicing Plan of BNY Hamilton Treasury
                           Money Fund (Hamilton Premier Shares).*
                  (n)      Revised Rule 18f-3 Plan of BNY Hamilton Funds, Inc.*
                  (o)      Supplement to Form of Sub-Administration Agreement
                           between BNY Hamilton Distributors, Inc. and The Bank of New York.*
                  (p)      Revised Fund Accounting Services Agreement between
                           BNY Hamilton International Equity Fund and The Bank of New York.*
                  (q)      Form of Shareholder Servicing Plan of BNY Hamilton
                           Treasury Money Fund - Hamilton Classic Shares.*
                  (r)      Form of Revised Rule 18f-3 Plan of BNY Hamilton
                           Treasury Money Fund - Hamilton Classic Shares.*
                  (s)      Supplement to Administration Agreement between
                           Registrant and BNY Hamilton Distributors, Inc.*
                  (t)      Supplement to Fund Accounting Services Agreement
                           between Registrant and The Bank of New York.*
                  (u)      Supplement to Transfer Agency Agreement between
                           Registrant and BISYS Fund Services, Inc.*
                  (v)      Supplement to Sub-Administration Agreement between
                           BNY Hamilton Distributors, Inc. and The Bank of New
                           York.*
                  (w)      (i)Code of Ethics as adopted for the Bny Hamilton
                           Funds, Inc.
                           (ii) Code of Ethics as adopted for Estabrook Capital
                           Management LLC.
                           (iii) Code of Ethics as adopted for Credit Agricole
                           Asset Management.

         (10)              Not Applicable.

         (11)     (a)      Consent of Ernst & Young LLP.

                  (b)      Consent of Sullivan & Cromwell.

         (12)              Not Applicable.

         (13) Form of Seed Capital Agreement between Registrant and BNY Hamilton Distributors, Inc.*


         (14)              Not Applicable.

         (15)     (a)      Rule 12b-1 Plan of BNY Hamilton Intermediate
                           Government Fund.*
                  (b)      Rule 12b-1 Plan of BNY Hamilton Intermediate New York
                           Tax-Exempt Fund.*
                  (c)      Rule 12b-1 Plan of BNY Hamilton Equity Income Fund.*
                  (d)      Rule 12b-1 Plan of BNY Hamilton Money Fund - Hamilton
                           Classic Shares.*
                  (e)      Rule 12b-1 Plan of BNY Hamilton Large Cap Growth Fund
                           - Investor Shares.*
                  (f)      Rule 12b-1 Plan of BNY Hamilton Small Cap Growth Fund
                           - Investor Shares.*
                  (g)      Rule 12b-1 Plan of BNY Hamilton International Equity
                           Fund - Investor Shares.*
                  (h)      Rule 12b-1 Plan of BNY Hamilton Intermediate
                           Investment Grade Fund - Investor Shares.*
                  (i)      Rule 12b-1 Plan of BNY Hamilton Intermediate
                           Tax-Exempt Fund - Investor Shares.*
                  (j)      Rule 12b-1 Plan of BNY Hamilton Intermediate Treasury
                           Money Fund - Hamilton Classic Shares.*
                  (k)      Rule 12b-1 Plan of BNY Hamilton U.S. Bond Market
                           Index Fund - Investor Shares.*
                  (l)      Rule 12b-1 Plan of BNY Hamilton S&P 500 Index
                           Fund - Investor Shares.*
                  (m)      Rule 12b-1 Plan of BNY Hamilton Large Cap Value
                           Fund - Investor Shares.*

         (16)              Not Applicable

         (17)              Not Applicable.

--------------------------------------------
* Previously filed.

Item 24. Persons Controlled by or under Common Control with Registrant.

         No person is controlled by or under common control with the Registrant.

Item 25. Indemnification.

         Reference is made to Article VI of Registrant's Bylaws and the Distribution Agreement each filed as exhibits hereto.

         Registrant, its Directors and officers, the other investment companies administered by the Administrator, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Director, officers or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

         The Registrant's investment adviser, The Bank of New York, is a New York trust company. The Bank of New York conducts a general banking and trust business. The Bank of New York is not affiliated with BNY Hamilton Distributors, Inc.

         To the knowledge of the Registrant, none of the directors or officers of The Bank of New York, except those set forth below, is engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of each director of The Bank of New York who is engaged in another business, profession, vocation or employment of a substantial nature:

         Name                                                   Title/Company
         ----                                                   -------------
         J. Carter Bacot ........................................Retired;
formerly Chairman and Chief Executive Officer of Bank of New York Company, Inc.

         Richard Barth ..........................................Retired;
formerly Chairman and Chief Executive Officer of Ciba-Geigy Corporation (diversified chemical products)

         Frank J. Biondi, Jr ....................................Chairman,
Biondi, Reiss Capital Mangement LLC

         William R. Chaney ......................................Senior Managing
Director, Waterview Advisors, LLC (Investment Adviser to Waterview Partners,LLC)

         Nicholas M. Donofrio ...................................Senior Vice
President, Technology and Manufacturing of IBM Corporation (developer and manufacturer of advanced information systems)

         Richard J. Kogan .......................................Chairman and
Chief Executive Officer of Schering-Plough Corporation (manufacturer of pharmaceutical and consumer products)

         John A. Luke, Jr ........................................Chairman,
President and Chief Executive Officer of Westvaco Corporation (manufacturer of paper, packaging, and specialty chemicals)

         John C. Malone ..........................................Chairman of
Liberty Media Group (producer and distributor of entertainment, sports, informational programming and electronic retailing services)

         Donald L. Miller .......................................Chief Executive
Officer and Publisher of Our World News, LLC (media)

         Catherine A. Rein .......................................President and
Chief Investment Officer of Metropolitan Property and Casualty Insurance Company (insurance and services)

            William C. Richardson ................................President and
Chief Executive Officer of W.K. Kellog Foundation (a private foundation)

         Brian L. Roberts ........................................President of
Comcast Corp. (developer, manager and operator of broadband cable networks and provider of content)

Item 27. Principal Underwriters.

     (a) BNY Hamilton Distributors, Inc., which is located at 90 Park Avenue, New York, New York 10016, will act as exclusive distributor for the Registrant. The distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.

     (b) The information required by this Item 29 with respect to each director, officer or partner of the Distributor is incorporated by reference to Schedule A of Form BD filed by the Distributor pursuant to the Securities Exchange Act of 1934.

     (c)  Not Applicable.

Item 28. Location of Accounts and Records.

         All accounts, books and other documents required to be maintained by
         Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Item 29. Management Services.

         Not Applicable.

Item 30. Undertakings.

         The Registrant undertakes that, if requested to do so by 10% of its outstanding shares, the Registrant will promptly call a meeting of shareholders for the purpose of voting on the removal of a director or directors and Registrant will assist with shareholder communications as required by Section 16(c) of the Investment Company Act of 1940.


         The Registrant hereby also undertakes that so long as the information required by Item 5 of Form N-1A is contained in the latest annual report to shareholders and not in the prospectuses of each Fund (other than BNY Hamilton Money Fund and BNY Hamilton Treasury Money Fund), the Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(B) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, and the State of New York on the 27th day of April, 2001.

                                                        BNY HAMILTON FUNDS, INC.


                                                        By /s/ William J. Tomko
                                                          ----------------------
                                                              William J. Tomko
                                                                  President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 27th day of April, 2001.

  Name                                                          Title
  ----                                                          -----

        /s/ Edward L. Gardner                        Director and Chairman of
                                                     the Board of Directors
- ----------------------------------------------
         (Edward L. Gardner)


        /s/ Stephen Stamas                           Director

- ----------------------------------------------
         (Stephen Stamas)


        /s/ James E. Quinn                           Director
- ----------------------------------------------
         (James E. Quinn)


        /s/ Karen Osar                               Director

- ----------------------------------------------
         (Karen Osar)


        /s/ Kim Kelly                                Director

- ----------------------------------------------
         (Kim Kelly)


        /s/ J. David Huber                           Chief Executive Officer
- ----------------------------------------------
         (J. David Huber)

                                  EXHIBIT INDEX

Exhibit Number                        Description
--------------                        -----------
Page
----

         (1)      (a)      Articles of Incorporation of Registrant.*
                  (b)      Articles of Amendment, dated June 29, 1992.*
                  (c)      Articles of Supplementary, dated June 29, 1994.*
                  (d)      Articles of Supplementary, dated August 15, 1995.*
                  (e)      Articles of Amendment, dated January 22, 1997*
                  (f)      Articles Supplementary, dated January 22, 1997.*
                  (g)      Articles Supplementary, dated April 28, 1999.*
                  (h)      Form of Articles Supplementary, dated September 17,
                           1999.*
                  (i)      Articles Supplementary, dated February 15, 2000.
                  (j)      Articles Supplementary, dated February 26, 2001.
                  (k)      Articles Supplementary, dated April 2, 2001.

          (2)              Bylaws of Registrant.*

          (3)              Not Applicable.

          (4)     (a)      Form of Specimen stock certificate of common stock of
                           BNY Hamilton Money Fund.*
                  (b)      Form of Specimen stock certificate of common stock of
                           BNY Hamilton Intermediate Government Fund.*
                  (c)      Form of specimen stock certificate of common stock of
                           BNY Hamilton Intermediate New York Tax-Exempt Fund.*

                  (d) Form of specimen stock certificate of common stock of BNY Hamilton Equity Income Fund.*

          (5)     (a)      Investment Advisory Agreement between BNY Hamilton
                           Money Fund and The Bank of New York.*
                  (b)      Investment Advisory Agreement between BNY Hamilton

                           Intermediate Government Fund and The Bank of New
                           York.*
                  (c) Investment Advisory Agreement between BNY Hamilton Intermediate New York Tax-Exempt Fund and The Bank of New York.*
                  (d) Investment Advisory Agreement between BNY Hamilton Equity Income Fund and The Bank of New York.*
                  (e) Investment Advisory Agreement between BNY Hamilton Treasury Money Fund and The Bank of New York.*
                  (f) Investment Advisory Agreement between BNY Hamilton Large Cap Growth Fund and The Bank of New York.*
                  (g) Investment Advisory Agreement between BNY Hamilton Small Cap Growth Fund and The Bank of New York.*
                  (h) Investment Advisory Agreement between BNY Hamilton International Equity Fund and The Bank of New York.*
                  (i) Investment Advisory Agreement between BNY Hamilton Intermediate Investment Grade Fund and The Bank of New York.*
                  (j) Investment Advisory Agreement between BNY Hamilton Intermediate Tax-Exempt Fund and The Bank of New York.*
                  (k) Sub-advisory agreement between BNY Hamilton International Equity Fund and Credit Agricole Asset Management (formerly known as IndoCam International Investment Services).*
                  (l) Investment Advisory Agreement between BNY Hamilton Large Cap Growth CRT Fund and The Bank of New York.*
                  (m) Investment Advisory Agreement between BNY Hamilton Small Cap Growth CRT Fund and The Bank of New York.*
                  (n) Investment Advisory Agreement between BNY Hamilton International Equity CRT Fund and The Bank of New York.*
                  (o) Sub-advisory agreement between BNY Hamilton InternationalEquity CRT Fund and Credit Agricole Asset Management (formerly known as IndoCam International Investment Services).*
                  (p) Investment Advisory Agreement between BNY Hamilton U.S. Bond Market Index Fund and Bank of New York.*
                  (q) Investment Advisory Agreement between BNY Hamilton S&P 500 Index Fund and The Bank of New York.*
                  (r) Investment Advisory Agreement between BNY Hamilton Large Cap Value Fund and The Bank of New York.*
                  (s) Sub-advisory Agreement between BNY Hamilton Large Cap Value Fund and Estabrook Capital Management, Inc.*

         (6)      (a)      Distribution Agreements between Registrant and BNY
                           Hamilton Distributors, Inc.*
                  (b)      Supplement to Distribution Agreements between
                           Registrant and BNY Hamilton Distributors, Inc.*

          (7)              Not Applicable.

          (8)     (a)      Custody Agreement between Registrant and The Bank of
                           New York.*
                  (b)      Cash Management and Related Services Agreement
                           between each series of Registrant and The Bank of New
                           York.*

                  (c) Supplement to Custody Agreement between Registrant and The Bank of New York.*
                  (d) Supplement to Cash Management and Related Services Agreement between Registrant and The Bank of New York.*
                  (e) Additional Supplement to Custody Agreement between Registrant and The Bank of New York.*
                  (f) Additional Supplement to Cash Management and Related Services Agreement between Registrant and The Bank of New York.*
                  (g) Additional Supplement to Custody Agreement between Registrant and The Bank of New York.*
                  (h) Additional Supplement to Cash Management and Related Services Agreement between Registrant and The Bank of New York.*

          (9)     (a)      Administration Agreement between Registrant and BNY
                           Hamilton Distributors, Inc.*
                  (b)      Fund Accounting Services Agreement between Registrant
                           and The Bank of New York.*
                  (c)      Form of Transfer Agency Agreement between Registrant
                           and BISYS Fund Services, Inc.*
                  (d)      Form of Shareholder Servicing Agreement.*
                  (e)      Form of Sub-Administration Agreement between BNY
                           Hamilton Distributors, Inc. and The Bank of New
                           York.*
                  (f)      Shareholder Servicing Plan of BNY Hamilton Money Fund
                           (Hamilton Premier Shares).*
                  (g)      No longer applicable.
                  (h)      Shareholder Servicing Plan of BNY Hamilton Money Fund
                           (Hamilton Classic Shares).*
                  (i)      Rule 18f-3 Plan of BNY Hamilton Money Fund.*
                  (j)      Supplement to Administration Agreement between
                           Registrant and BNY Hamilton Distributors, Inc.*
                  (k)      Supplement to Fund Accounting Services Agreement
                           between Registrant and The Bank of New York.*
                  (l)      Updated Transfer Agency Agreement between Registrant
                           and BISYS Fund Services, Inc.*
                  (m)      Shareholder Servicing Plan of BNY Hamilton Treasury
                           Money Fund (Hamilton Premier Shares).*
                  (n)      Revised Rule 18f-3 Plan of BNY Hamilton Funds, Inc.*
                  (o)      Supplement to Form of Sub-Administration Agreement
                           between BNY Hamilton Distributors, Inc. and The Bank of New York.*
                  (p)      Revised Fund Accounting Services Agreement between
                           BNY Hamilton International Equity Fund and The Bank of New York.*
                  (q)      Form of Shareholder Servicing Plan of BNY Hamilton
                           Treasury Money Fund - Hamilton Classic Shares.*
                  (r)      Form of Revised Rule 18f-3 Plan of BNY Hamilton
                           Treasury Money Fund - Hamilton Classic Shares.*
                  (s)      Supplement to Administration Agreement between
                           Registrant and BNY Hamilton Distributors, Inc.*
                  (t)      Supplement to Fund Accounting Services Agreement
                           between Registrant and The Bank of New York.*
                  (u)      Supplement to Transfer Agency Agreement between
                           Registrant and BISYS Fund Services, Inc.*

                  (v) Supplement to Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New York.*
                  (W) (i) Code of Ethics as adopted for the BNY Hamilton Funds, Inc.
                           (ii) Code of Ethics as adopted for Estabrook Capital Management LLC.
                           (iii) Code of Ethics as adopted for Credit Agricole Asset Management.

          (10)             Not Applicable.

          (11)    (a)      Consent of Ernst & Young LLP.

                  (b)      Consent of Sullivan & Cromwell.

          (12)             Not Applicable.

          (13) Form of Seed Capital Agreement between Registrant and BNY Hamilton Distributors, Inc.*

          (14)             Not Applicable.

          (15)    (a)      Rule 12b-1 Plan of BNY Hamilton Intermediate
                           Government Fund.*
                  (b)      Rule 12b-1 Plan of BNY Hamilton Intermediate New York
                           Tax-Exempt Fund.*
                  (c)      Rule 12b-1 Plan of BNY Hamilton Equity Income Fund.*
                  (d)      Rule 12b-1 Plan of BNY Hamilton Money Fund - Hamilton
                           Classic Shares.*
                  (e)      Rule 12b-1 Plan of BNY Hamilton Large Cap Growth Fund
                           - Investor Shares.*
                  (f)      Rule 12b-1 Plan of BNY Hamilton Small Cap Growth Fund
                           - Investor Shares.*
                  (g)      Rule 12b-1 Plan of BNY Hamilton International Equity
                           Fund - Investor Shares.*
                  (h)      Rule 12b-1 Plan of BNY Hamilton Intermediate
                           Investment Grade Fund - Investor Shares.*
                  (i)      Rule 12b-1 Plan of BNY Hamilton Intermediate
                           Tax-Exempt Fund - Investor Shares.*
                  (j)      Rule 12b-1 Plan of BNY Hamilton Treasury Money Fund -
                           Hamilton Shares.*
                  (k)      Rule 12b-1 Plan of BNY Hamilton U.S. Bond Market
                           Index Fund - Investor Shares.*
                  (l)      Rule 12b-1 Plan of BNY Hamilton S&P 500 Index
                           Fund - Investor Shares.*
                  (m)      Rule 12b-1 Plan of BNY Hamilton Large Cap Value
                           Fund - Investor Shares.*

          (16)             Not Applicable.

          (17)             Not Applicable.



---------------------------
*        Previously filed.